As filed with the Securities and Exchange Commission on February 25, 2011

1933 Act Registration File No. 033-68666

1940 Act File No. 811-8004

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 ☒

Pre-Effective Amendment No.      ☐

Post-Effective Amendment No. 122 ☒

and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF

1940

Amendment No. 124 ☒

ASTON FUNDS

formerly known as ABN AMRO Funds

(Exact Name of Registrant as Specified in Charter)

120 North LaSalle Street

Chicago, Illinois 60602

(Address of Principal Executive Offices, including Zip Code)

Registrant’s Telephone Number, including Area Code (312) 268-1400

(Name and Address of Agent for Service)	Copy to:
Kenneth C. Anderson, President Aston Funds 120 North LaSalle Street Chicago, Illinois 60602	Cathy G. O’Kelly Vedder Price P.C. 222 North LaSalle Street Chicago, Illinois 60601

It is proposed that this filing will become effective:

☒  immediately upon filing pursuant to rule 485(b)

☐  on October 31, 2010 pursuant to rule 485(b)

☐  60 days after filing pursuant to rule 485(a)(1)

☐  on (date) pursuant to rule 485(a)(1)

☐  75 days after filing pursuant to rule 485(a)(2)

☐  on (date) pursuant to rule 485(a)(2)

If appropriate, check the following box:

☐  this post-effective amendment designates a new effective date for a previously filed post-effective amendment

Aston Funds

ASTON/Herndon Large Cap Value Fund

Class N Shares – AALIX

Class I Shares – AHRNX

Prospectus

    February 25, 2011

A diversified, actively managed fund family with a process-driven approach to investing.

Not FDIC Insured. No Bank Guarantee. May Lose Value.

The Securities and Exchange Commission has not approved or disapproved these or any mutual fund’s shares or determined if this prospectus is accurate or complete. Any representation to the contrary is a crime.

ASTON/Herndon Large Cap Value Fund

INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation.

FEES AND EXPENSES

The table below describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

ANNUAL FUND OPERATING EXPENSES

(expenses that you pay each year as a percentage of the value of your investment)

	Class N Shares	Class I Shares
Management Fees	0.80%	0.80%
Distribution (12b-1) Fees	0.25%	None
Other Expenses	12.79%	12.79%(a)
Acquired Fund Fees and Expenses	0.02%	0.02%

Total Annual Fund Operating Expenses	13.86%	13.61%
Fee Waiver and/or Expense Reimbursement	(12.54)%(b)	(12.54)%(b)

Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.32%(b)	1.07%(b)

(a)	Other expenses are estimated for the current fiscal year.

(b) The adviser is contractually obligated to waive management fees and/or reimburse ordinary operating expenses through February 28, 2012 at the rates shown in the table, not including fees and expenses from investments in other investment companies (acquired fund fees and expenses). Prior to February 28, 2012, the arrangement may be amended or terminated for a class only by a vote of the Board of Trustees of Aston Funds. For a period of up to three years from the fiscal year end during which such amount was waived or reimbursed, the adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations through the completion of the first three full fiscal years to the extent that the Fund’s expense ratio, not including acquired fund fees and expenses, remains at or below the operating expense cap after such reimbursement.

EXAMPLE

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example shows the operating expenses you would incur as a shareholder if you invested $10,000 in the Fund over the time periods shown and you redeem all your shares at the end of those periods. The example assumes that the average annual return was 5% and that operating expenses remained the same and expenses were capped for one year in each period.

Although your actual costs may be higher or lower, based on the above assumptions, your costs would be:

	1 Year	3 Years	5 Years	10 Years
Class N Shares	$134	$2,759	$4,940	$8,909
Class I Shares	$109	$2,700	$4,863	$8,839

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the period beginning March 31, 2010 (commencement of operations) through the fiscal year end, the Fund’s portfolio turnover rate was 38.64%.

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PRINCIPAL INVESTMENT STRATEGIES

Under normal circumstances, the Fund invests at least 80% of its assets in securities of large-cap companies that the portfolio manager believes are undervalued compared to their perceived worth. Value companies tend to have stock prices that are low relative to their earnings, dividends, assets or other financial measures. The Fund defines large-cap companies as companies with a market capitalization, at the time of acquisition, within the range of market capitalizations of companies constituting the Russell 1000 Index. As of December 31, 2010, the market capitalization range of the Russell 1000 Index was approximately $251 million to $372 billion.

The portfolio manager combines a value-oriented approach with fundamental analysis to seek to identify companies primarily from the Russell 1000 Index that he believes have strong fundamentals and are undervalued relative to other companies comprising the Russell 1000 Index. Companies that meet minimum capitalization and quality screens are evaluated and ranked based on a number of fundamental metrics. The portfolio manager seeks to construct a portfolio that has the following characteristics relative to the Russell 1000 Index:

•	higher quality
•	higher dividend growth rates
•	lower valuation
•	stronger earnings growth
•	lower volatility

To manage risk, the portfolio manager seeks to limit sector and security exposure, maintain sector diversification, maintain a bias towards liquidity and adhere to a disciplined sell process.

PRINCIPAL RISKS

You could lose money by investing in the Fund. There can be no assurance that the Fund’s investment objective will be achieved. The following is a summary of the principal risks of investing in the Fund.

Liquidity Risk. When there is no willing buyer and investments cannot be readily sold at the desired time or price, the Fund may need to accept a lower price or may not be able to sell the security at all. An inability to sell securities can adversely affect the Fund’s value or prevent the Fund from being able to take advantage of other investment opportunities. Less liquid securities are more difficult to dispose of at their recorded values and are subject to increased spreads and volatility.

Manager Risk. The performance of the Fund is dependent upon the investment adviser’s skill in selecting managers and the portfolio manager’s skill in making appropriate investments. As a result, the Fund may underperform its benchmark or its peers.

Market Risk. The Fund’s share price can move down in response to stock market conditions, changes in the economy or changes in a particular company’s stock price. An individual stock may decline in value even when the value of stocks in general is rising.

Value Style Risk. Value investing involves buying stocks that are out of favor and/or undervalued in comparison to their peers or their prospects for growth. Typically, their valuation levels are less than those of growth stocks. Because different types of stocks go out of favor with investors depending on market and economic conditions, the Fund’s return may be adversely affected during a market downturn and when value stocks are out of favor.

FUND PERFORMANCE

The Fund does not have a full calendar year of operations. Performance information will be included in the Fund’s shareholder reports.

ASTON/Herndon Large Cap Value Fund Prospectus  |  4

MANAGEMENT

Aston Asset Management, LP serves as investment adviser to the Fund. Herndon Capital Management, LLC (“Herndon” or “Subadviser”) serves as the subadviser to the Fund.

Randell A. Cain Jr., CFA, a Principal of Herndon, serves as the portfolio manager of the Fund. Mr. Cain has served as the portfolio manager since the Fund’s inception in March 2010.

PURCHASE AND SALE OF FUND SHARES

Shares of the Fund may be purchased, exchanged, or redeemed on any business day by written request (Aston Funds, P.O. Box 9765, Providence, RI 02940), wire transfer, online access (www.astonfunds.com), or by telephone (800-992-8151). Additional information may be required on certain redemptions. Investors who wish to purchase, exchange or redeem Fund shares through a broker-dealer should contact the broker-dealer directly.

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N - Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Custodial Accounts for Minors (UGMA/UTMA)	$500	$50
Class I – Institutional Accounts	$1 Million	$50

TAX INFORMATION

The Fund’s distributions are generally taxable as ordinary income or capital gains for federal income tax purposes, unless you are investing through a tax-deferred account such as a 401(k) or individual retirement account. Distributions on investments made through tax-deferred vehicles, such as 401(k) plans or IRAs, may be taxed later upon withdrawal of assets from those plans or accounts.

PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

ASTON/Herndon Large Cap Value Fund Prospectus  |  5

Additional Information Regarding Investment Strategies

The investment policy of the Fund relating to the type of securities in which 80% of the Fund’s assets must be invested may be changed by the Board of Trustees without shareholder approval. Shareholders will, however, receive at least 60 days’ notice of such change.

In addition to the principal investment strategies described in the Fund Summary, there may be times when the Fund uses secondary investment strategies in seeking to achieve its investment objective. Information regarding such secondary strategies is shown below.

Convertible Securities

Convertible securities are fixed income or equity securities that pay interest or dividends and that may be exchanged on certain terms into common stock of the same corporation.

Because of the conversion feature, the market value of convertible securities tends to move together with the market value of the underlying stock. The value of convertible securities is also affected by prevailing interest rates, the credit quality of the issuer and any call provisions. There is the risk that the issuer of the security will not be able to make principal and/or interest payments as well as the risk that the holder of the security may not take advantage of the convertible features in the appropriate time frame.

Defensive Strategy

There may be times when the Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. Although the Fund would do this in seeking to avoid losses, following a defensive strategy could reduce the benefit from any market upswings.

Depositary Receipts of Foreign Securities

Depositary receipts represent ownership of securities in foreign companies and are held in banks and trust companies. They can include American Depositary Receipts (“ADRs”), which are traded on U.S. exchanges and are U.S. dollar-denominated, European Depositary Receipts (“EDRs”), which are traded on European exchanges and may not be denominated in the same currency as the security they represent, and Global Depositary Receipts (“GDRs”), which are issued globally and evidence a similar ownership arrangement.

Although ADRs, EDRs and GDRs do not eliminate the risks inherent in investing in the securities of foreign issuers, which include market, political, currency and regulatory risk, by investing in ADRs, EDRs or GDRs rather than directly in securities of foreign issuers, the Fund may avoid currency risks during the settlement period for purchases or sales. In general, there is a large, liquid market in the United States for many ADRs. The information available for ADRs is subject to the accounting, auditing and financial reporting standards of the domestic market or exchange on which they are traded, in which standards are more uniform and more exacting than those to which many foreign issuers may be subject. The Fund may invest in ADRs sponsored or unsponsored by the issuer of the underlying security. In the case of an unsponsored ADR, the Fund may bear higher expenses and encounter greater difficulty in receiving shareholder communications than it would have with a sponsored ADR.

Foreign Securities

Foreign securities are securities issued by corporations, governments and other issuers located outside the United States. Foreign securities are subject to additional risks.

Preferred Stocks

Preferred stocks are stocks that pay dividends at a specified rate. Dividends are paid on preferred stocks before they are paid on common stocks. In addition, preferred stockholders have priority over common stockholders as to the proceeds from the liquidation of a company’s assets, but are subordinate to the claims of all creditors.

ASTON/Herndon Large Cap Value Fund Prospectus  |  6

Additional Information Regarding…(cont’d)

REITs

Real Estate Investment Trusts (“REITs”) are generally publicly traded entities that invest in office buildings, apartment complexes, industrial facilities, shopping centers and other commercial spaces. REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two. Equity REITs invest primarily in real estate that produces income from rentals. Mortgage REITs invest primarily in mortgages and derive their income from interest payments. REITs usually specialize in a particular type of property and may concentrate their investments in particular geographical areas. REITs issue stocks and most REIT stocks trade on the major stock exchanges or over-the-counter.

Portfolio Holdings

A description of the policies and procedures with respect to the disclosure of the Fund’s portfolio holdings is available in the Statement of Additional Information (“SAI”) and on our Web site at www.astonfunds.com.

ASTON/Herndon Large Cap Value Fund Prospectus  |  7

Investment Terms

The following is a list of terms with definitions that you may find helpful as you read this prospectus.

Diversification. The practice of investing in a broad range of securities to reduce risk.

Equity Securities. Ownership interests in corporations and other entities, such as: common stocks, preferred stocks, convertible securities, rights and warrants.

Expense Ratio. A fund’s cost of doing business, expressed as a percentage of its net assets and disclosed in a prospectus.

Fundamental Analysis. Fundamental analysis involves assessing whether a particular stock or group of stocks is undervalued or overvalued at its current market price based on an analysis of the balance sheet and income statement of the company. Fundamental analysis considers various historical financial statistics or metrics such as return on equity, free cash flow, price-to-earnings ratio, and similar measures to determine future trends in a company’s stock.

Investment Objective. The goal that an investor and a mutual fund seek together. Examples include current income, total return, long-term capital appreciation, etc.

Issuer. The company, municipality or government agency that issues a security, such as a stock, bond or money market security.

Management Fee. The amount that a mutual fund pays to the investment adviser for its services.

Market Capitalization. Value of a corporation or other entity as determined by the market price of its securities.

Mutual Fund. An investment company that stands ready to buy back its shares at their current net asset value. Most mutual funds continuously offer new shares to investors.

Net Asset Value (NAV). The per share value of a mutual fund, found by subtracting the fund’s liabilities from its assets and dividing by the number of shares outstanding. Mutual funds calculate their NAVs at least once a day.

Real Estate Investment Trusts (REITs). REITs are pooled investment vehicles that typically invest directly in real estate, in mortgages and loans collateralized by real estate, or in a combination of the two.

Risk/Reward Trade-Off. The principle that an investment must offer higher potential returns as compensation for the likelihood of increased volatility.

12b-1 Fee. A mutual fund fee, named for the Securities and Exchange Commission (“SEC”) rule that permits it, used to pay for distribution costs, such as advertising and commissions paid to dealers. If a fund has a 12b-1 fee, it is found in the fee table of its prospectus. (See “Distribution Plan 12b-1 Fees” in the “Shareholder Information” Section.)

Value Style Investing. An investing approach that involves buying stocks that are out of favor and/or undervalued compared to their peers. Generally, value stock valuation levels are lower than growth stock valuation levels.

ASTON/Herndon Large Cap Value Fund Prospectus  |  8

Management of the Fund

INVESTMENT ADVISER

ASTON ASSET MANAGEMENT, LP

Aston Asset Management, LP (“Aston” or “Adviser”), 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is the investment adviser to the Fund. Aston is a majority-owned and independently managed indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). More information on AMG is available in the SAI. Aston was formed in April 2006 and as of December 31, 2010, Aston had approximately $8.4 billion in assets under management.

Aston provides investment advisory, mutual fund administration and distribution-related services to the Aston Funds. Aston manages the Fund by selecting one or more other investment managers to manage the Fund’s portfolio on a sub-advisory basis. Aston is responsible for identifying and selecting the Fund’s investment managers, monitoring the performance of such managers, and terminating managers. Aston intends to manage the Fund by engaging Herndon as subadviser to manage the Fund’s investments.

Aston and the Aston Funds have received an exemptive order from the SEC that allows Aston to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. Under this structure, Aston has the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the subadvisory agreements subject to the approval of the Board of Trustees, but not shareholder approval.

GENERAL

As the investment adviser to the Fund, Aston is paid an annual management fee based on the average daily net assets of the Fund. Out of its fee, Aston pays the Subadviser of the Fund. For its advisory services, Aston is entitled to receive a management fee from the Fund at an annual rate of 0.80% based on the average daily net assets.

The investment advisory agreement with Aston may be terminated at any time by the Fund or Aston upon at least 60 days’ written notice to the other party. The Fund may effect termination by an action of the Board of Trustees or by a vote of a majority of the Fund’s outstanding voting securities.

A discussion regarding the Board’s basis for approving the investment advisory agreement and subadvisory agreement was made available in the Fund’s first shareholder report dated April 30, 2010.

SUBADVISER

The accompanying information highlights the Fund’s Subadviser and its portfolio manager.

Herndon Capital Management, LLC, 100 Auburn Ave., Suite 300, Atlanta, GA 30303, is an institutional investment management firm specializing in large capitalization equity strategies. Founded in 2001, the firm is majority owned by Atlanta Life Financial Group, a 100 year old financial services firm, which is majority owned by the Alonzo F. and Norris B. Herndon Foundation, Inc. Members of Herndon senior management currently own 45% of the firm. As of December 31, 2010, Herndon managed approximately $2.5 billion in assets.

ASTON/Herndon Large Cap Value Fund Prospectus  |  9

Management of the Fund (cont’d)

PORTFOLIO MANAGER

Randell Cain has been the portfolio manager of the Fund since the Fund’s inception in March 2010. Mr. Cain joined Herndon in 2002 and is a Principal and Portfolio Manager for Herndon. Prior to joining Herndon, he was a portfolio manager at NCM Capital for five years. Mr. Cain received a BS from Morehouse College, a Bachelor of Industrial Engineering from Georgia Institute of Technology, an MBA from Harvard Business School and holds the Chartered Financial Analyst designation.

Additional information about the portfolio manager’s compensation, other accounts managed by the portfolio manager and the portfolio manager’s ownership of securities of the Fund is available in the SAI.

ASTON/Herndon Large Cap Value Fund Prospectus  |  10

Management of the Fund (cont’d)

RELATED PERFORMANCE

The following tables show the performance of a composite of all fully discretionary large-cap U.S. value equity accounts managed by Herndon. As of December 31, 2010, the composite was comprised of 68 accounts and assets of $1.3 billion. The investment objective, policies and strategies of the ASTON/Herndon Large Cap Value Fund are substantially similar to those of the accounts comprising the composite.

The performance of the composite does not represent the historical performance of the ASTON/Herndon Large Cap Value Fund and should not be considered indicative of future performance of the Fund. Results may differ because of, among other things, differences in brokerage commissions, account expenses including management fees, the size of positions taken in relation to account size, diversification of the portfolio, timing of purchases and sales and availability of cash for new investment.

Composite results are shown net of management fees and expenses of accounts comprising the composite. If the Fund’s fees and expenses had been used in calculating the composite’s performance, the performance of the composite would have been lower.

In addition, the accounts comprising the composite are not subject to certain investment limitations, diversification requirements and other restrictions imposed by the Investment Company Act of 1940 (“1940 Act”), and the Internal Revenue Code of 1986, as amended, which if applicable, may have adversely affected the performance results of the composite. The results for different products may vary.

Total Return

Year end	Herndon Large Cap U.S. Value Composite	Russell 1000 Value Index
2010	18.77%	15.51%
2009	35.85%	19.69%
2008	-32.17%	-36.85%
2007	9.89%	-0.17%
2006	14.81%	22.25%
2005	15.30%	7.05%
2004	28.63%	16.49%
2003	31.02%	30.03%

Average Annual Total Return

(For the periods ended December 31, 2010)

Periods Ended 12/31/10	Herndon Large Cap U.S. Value Composite	Russell 1000 Value Index
One Year	18.77%	15.51%
Five Years	6.67%	1.28%
Since Inception(a)	10.86%	5.15%
(a)	Since inception return is computed from 6/30/02.

ASTON/Herndon Large Cap Value Fund Prospectus  |  11

Shareholder Information

OPENING AN ACCOUNT

—	Read this prospectus carefully.
—	Determine how much you want to invest. The minimum initial investment requirements for the Fund are as follows:

Class and Account Type	Minimum Initial Investment	Subsequent Investments
Class N - Regular Accounts	$2,500	$50
Individual Retirement Accounts (IRAs)	$500	$50
Education Savings Accounts (ESAs)	$500	$50
Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts (UGMA/UTMA)	$500	$50
Class I - Institutional Accounts	$1 Million	$50

—	The minimum initial investment requirement may be waived:
-	For Trustees of Aston Funds, employees of Aston, its affiliates, Herndon, as well as their spouses.
-	By means of a “letter of intent” from an investor or financial adviser/consultant expressing an intent to purchase shares over a Board-approved specified period of time to meet the minimum investment requirement (Class I only).
-	For certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers, in purchasing Class I shares.
-	For individual accounts of a financial intermediary that charges an ongoing fee to its customers for its services or offers Class I shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved intermediaries.
-	By Aston Funds in its discretion.
—

Balances within the same Fund may be aggregated to meet the Class I minimum initial investment requirements for the accounts of: clients of a financial adviser/consultant, immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws), and a corporation or other legal entity.

—

Complete the account application and carefully follow the instructions. If you have any questions, please call 800 992-8151. Remember to complete the “Purchase, Exchange and Redemption Authorization” section of the account application to establish your account privileges, and to avoid any delay and inconvenience of needing to request these in writing at a later date.

—

Purchase, exchange and redemption requests (“investment requests”) received in good order and processed before the New York Stock Exchange (“NYSE”) market close, typically 4:00 p.m. Eastern Time (“ET”), receive that business day’s NAV. Trades received after that time receive the following business day’s NAV. An investment request received that is not in “good order” will receive the NAV on the date the request is in “good order.”

—

All investment requests must be received in “good order.” An investment request received that is not in “good order” will receive the NAV on the date the investment request is determined to be received in “good order.”

—

Make your initial investment using the following table as a guideline. If your investment request is your initial purchase into the Fund, your account number will be assigned to you upon the Fund’s receipt of the investment request in “good order”.

ASTON/Herndon Large Cap Value Fund Prospectus  |  12

Shareholder Information (cont’d)

Buy, Exchange and Sell Requests are in “good order” when

—	The account number and Fund name are included.
—	The amount of the transaction is specified in dollars or shares.
—	Signatures of all owners appear exactly as they are registered on the account in original form, as photocopies are not acceptable.
—	Any required Medallion Signature Guarantees are included.
—	Other supporting legal documents (as necessary) are present, including such “Requirements for Written Requests” as described later in this “Shareholder Information” Section.

Buying Shares	To open an account		To add to an account ($50 minimum)
Through Your Financial Representative	—	Your financial representative is responsible for transmitting the order promptly.	—	Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940	—	Complete and sign your application.	—	Return the investment slip from a statement with your check in the envelope provided and mail to us at the address at the left.
	—	Make your check payable to Aston Funds and mail to us at the address at the left.	—	We accept checks, bank drafts, money orders, wires and ACH for purchases (see “Other Features” as described later in this “Shareholder Information” Section). Checks must be drawn on U.S. banks. There is a minimum $20 charge for returned checks.
	—	We accept checks, bank drafts and money orders for purchases. Checks must be drawn on U.S. banks to avoid any fees or delays in processing.
Overnight Delivery Aston Funds 4400 Computer Drive Westborough, MA 01581	—	We do not accept cash or travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you).	—	Give the following wire/ACH information to your bank: PNC Bank ABA #031-000-053 For: Aston Funds A/C 8611758079 FBO: “Aston Fund Number - Your Account Number”

			—	Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wiring instructions.
			—	We do not accept travelers, temporary, post-dated, credit card courtesy, second or third party checks (which are checks made payable to someone other than the Fund, including you) or cash.
			—	For your protection, our current Internet capabilities allow you to check balances and transfer monies only between Aston Funds in the

ASTON/Herndon Large Cap Value Fund Prospectus  |  13

Shareholder Information (cont’d)

same class. Please contact us via mail with a signed letter of instruction for all other changes to your account.
By Phone 800 992-8151

—       Obtain the Fund and account number by calling Aston Funds at the number at the left.

—        Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

—       Give the following wire/ACH information to your bank:

PNC Bank

ABA #031-000-053

For: Aston Funds

A/C 8611758079

FBO: “Aston Fund Number -

Your Account Number”

—        Return your completed and signed application to:

Aston Funds

P.O. Box 9765

Providence, RI 02940

—       Verify that your bank or credit union is a member of the ACH.

—       To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday – Friday.

—       Complete the “Bank Account Information” section on your account application.

—       When you are ready to add to your account, call Aston Funds and tell the representative the Fund name, account number, the name(s) in which the account is registered and the amount of your investment.

—        Instruct your bank (who may charge a fee) to wire or ACH the amount of your investment.

—        Give the following wire/ACH information to your bank:

PNC Bank

ABA #031-000-053

For: Aston Funds

A/C 8611758079

FBO: “Aston Fund Number -

Your Account Number”

—        Include your name, account number, taxpayer identification number or social security number, address and the Fund(s) you wish to purchase in the wire instructions.

By Internet www.astonfunds.com

(Class N Shares only)

—        To open a new account you’ll need to provide bank account information plus the social security number and date of birth for each account owner and beneficiary.

—        Open an account online by completing the Aston Funds online account application.

or

—       Verify that your bank or credit union is a member of the ACH.

—       Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

—       Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

	(Class N and Class I Shares) — Download the appropriate account application(s) from our Web site. Complete and sign the	— When you are ready to add to your account, access your account through Aston Funds’ Web site and enter your purchase instructions in the highly

ASTON/Herndon Large Cap Value Fund Prospectus  |  14

Shareholder Information (cont’d)

application(s). Make your check payable to Aston Funds and mail it to the address under “By Mail” above.	secure area for shareholders only called “Account Access.” ACH purchases on the Internet may take 3 or 4 business days.

Other funds in the Aston family of funds and share classes are available through separate prospectuses. Please call 800 992-8151 for more information.

EXCHANGING SHARES

How does an exchange take place?

When you exchange your shares, you authorize the sale of your shares in one fund to purchase shares of another fund. In other words, you are requesting a sale and then a purchase. The exchange of your shares may be a taxable event for federal income tax purposes if the shares are not held in a tax deferred account.

After you have opened an account with us, you can exchange your shares within Aston Funds to meet your changing investment goals or other needs. This privilege is not designed for frequent trading and may be difficult to implement in times of drastic market changes.

You can exchange shares from one Aston Fund to another within the same class of shares. All exchanges to open new accounts in other Aston Funds must meet the minimum initial investment requirements. Exchanges may be made by mail, through the Internet or by phone at 800 992-8151 if you chose this option when you opened your account.

In addition the Aston Money Market Fund – Bedford Shares of the Money Market Portfolio of the RBB Fund, Inc. offered in connection with the Aston Funds (the “Aston Money Market Fund”) is available as an exchange option for shareholders of the Aston Funds class N shares. The Aston Money Market Fund prospectus, including applicable investment minimums, is available by contacting Aston Funds by mail, through the internet or by phone at 800 992-8151. Please read the Aston Money Market Fund prospectus carefully before investing.

For federal income tax purposes, each exchange into a different fund is treated as a sale and a new purchase. As a result, an investor holding shares in a non-tax deferred account is subject to federal income tax on any appreciation on the shares exchanged.

Aston Funds reserves the right to limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders. All exchange requests must be in “good order.”

Aston may allow eligible shareholders to convert their shares between classes within the same Fund, for example from Class I to Class N or vice versa, if offered in the shareholder’s state of residence. No sales charges or other charges will apply to any such exchange. For federal income tax purposes, a same-fund exchange is not expected to result in the recognition by the investor of a capital gain or loss.

SELLING/REDEEMING SHARES

Once you have opened an account with us, you can sell your shares to meet your changing investment goals or other needs. All redemption requests must be in “good order.” The following table shows guidelines for selling shares.

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Shareholder Information (cont’d)

Selling Shares	Designed for …	To sell some or all of your shares…
Through Your Financial Representative	— All share classes and accounts of any type.	— Your financial representative is responsible for transmitting the order promptly.
By Mail Aston Funds P.O. Box 9765 Providence, RI 02940 or

—      All share classes and accounts of any type.

—       Sales or redemptions of any size (For redemptions over $50,000, please see Medallion Signature Guarantee later in this “Shareholder Information” Section).

—      Write and sign a letter of instruction indicating the Fund name, Fund number, your account number, the name(s) in which the account is registered and the dollar value or number of shares you wish to sell.

—       Include all signatures and any additional documents that may be required. (See “Selling Shares in Writing” later in this “Shareholder Information” Section). Signatures must be in original form, as photocopies are not accepted.

Overnight Delivery Aston Funds 4400 Computer Drive Westborough, MA 01581

—      Mail to us at the address at the left.

—       A check will be mailed to the name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

—      Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

By Phone 800 992-8151	— Non-retirement accounts. — Sales of up to $50,000 (for accounts with telephone account privileges).

—      For automated service 24 hours a day using your touch-tone phone, call 800 992-8151.

—      To place your request with an Investor Services Associate, call between 9 a.m. and 7 p.m. ET, Monday – Friday.

—      A check will be mailed to the

name(s) and address in which the account is registered. If you would like the check mailed to a different address, you must write a letter of instruction and have it Medallion Signature Guaranteed.

—      Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

—      The Fund reserves the right to refuse any telephone sales request and may modify the procedures at

ASTON/Herndon Large Cap Value Fund Prospectus  |  16

Shareholder Information (cont’d)

any time. The Fund makes reasonable attempts to verify that telephone instructions are genuine, but you are responsible for any loss that you may bear from telephone requests.
By Internet www.astonfunds.com	— Non-retirement accounts.

—        Complete the “Purchase, Exchange and Redemption Authorization” section of your account application.

—       Self-register for online account access at www.astonfunds.com. Your social security number or employer identification number, account number and other security validating information will be required for registration.

—        When you are ready to redeem a portion of your account, access your account through Aston Funds’ Web site and enter your redemption instructions in the highly secure area for shareholders only called “Account Access.” A check for the proceeds will be mailed to you at your address of record.

—        Proceeds may also be sent by wire or ACH (see “Other Features” later in this “Shareholder Information” Section).

Selling Shares in Writing

In certain circumstances, you must make your request to sell shares in writing. You may need to include a Medallion Signature Guarantee (which protects you against fraudulent orders) and additional items with your request, as shown in the table below.

We require Medallion Signature Guarantees if:

—	your address of record has changed within the past 30 days
—	you are selling more than $50,000 worth of shares
—	you are requesting payment other than by a check mailed to the address of record and payable to the registered owner(s) or other than by wire or ACH sent to the bank account of the registered owner(s)

Seller	Requirements for Written Requests
Owners of individual, joint, sole proprietorship, UGMA/UTMA, or general partner accounts

—       Letter of instruction

—        On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

—       Medallion Signature Guarantee, if applicable (see below)

Owners of corporate or association accounts

—        Letter of instruction

—       Corporate resolution certified within the past 12 months

—        On the letter, the signatures and titles of all persons authorized to sign for the account, exactly as the account is registered, must be in original form, as photocopies are not accepted

—       Medallion Signature Guarantee, if applicable (see below)

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Shareholder Information (cont’d)

Owners or trustees of trust accounts

—      Letter of instruction

—       On the letter, the signature of the trustee(s) must be in original form, as photocopies are not accepted

—       If the names of all trustees are not registered on the account, a copy of the trust document certified within the past 12 months

—       Medallion Signature Guarantee, if applicable (see below)

Joint tenancy shareholders whose co-tenants are deceased

—      Letter of instruction signed by the surviving tenant must be in original form, as photocopies are not accepted

—      Certified copy of death certificate

—       Medallion Signature Guarantee, if applicable (see below)

Executors of shareholder estates

—      Letter of instruction signed by executor must be in original form, as photocopies are not accepted

—      Certified copy of order appointing executor

—       Medallion Signature Guarantee, if applicable (see below)

Administrators, conservators, guardians and other sellers or account types not listed above	— Call 800 992-8151 for instructions — Medallion Signature Guarantee, if applicable (see below)
IRA accounts	— IRA distribution request form completed and signed. Call 800 992-8151 for a form, or download a form from our Web site, www.astonfunds.com.

What is a Medallion Signature Guarantee?

A Medallion Signature Guarantee verifies the authenticity of your signature and may be obtained from a domestic bank or trust company, broker, dealer, clearing agency, savings association or other financial institution that participates in a Medallion Program recognized by the Securities Transfer Association.

Medallion Signature Guarantees help ensure that major transactions or changes to your account are in fact authorized by you. For example, we require a Medallion Signature Guarantee on written redemption requests for more than $50,000. The three recognized medallion programs are Securities Transfer Agents Medallion Program (STAMP), Stock Exchanges Medallion Program (SEMP) and New York Stock Exchange, Inc. Medallion Signature Program (NYSE MSP). Signature guarantees from financial institutions that do not participate in one of these programs will not be accepted.

A notary public stamp or seal cannot be substituted for a Medallion Signature Guarantee.

In addition to the situations described above, Aston Funds may require Medallion Signature Guarantees in other circumstances based on the amount of the redemption request or other factors.

Other Features

The following other features are also available to buy and sell shares of the Fund.

Wire. To purchase and sell shares via the Federal Reserve Wire System:

—

You must authorize Aston Funds to honor wire instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

—	To sell shares by wire, you must designate the U.S. commercial bank account(s) into which you wish to have the redemption proceeds deposited.

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Shareholder Information (cont’d)

For accounts with existing wire instructions, wire redemptions may be placed over the phone. Consult your banking institution for any fees it may charge associated with wire transfers. Any changes made to existing wire instructions will only be accepted with a Medallion Signature Guaranteed letter of instruction.

Automated Clearing House (ACH). To transfer money between your bank account and your Aston Funds account(s):

—

You must authorize Aston Funds to honor ACH instructions before using this feature. Complete the appropriate section on the application when opening your account or call 800 992-8151 to add the feature after your account is opened. Call 800 992-8151 before your first use to verify that this feature is set up on your account.

—	Most transfers are completed within three business days of your call. ACH purchases will receive the NAV calculated on the day the money is received.
—	There is no fee to your mutual fund account for this transaction.

Redemptions in Kind

The Fund has elected, under Rule 18f-1 under the 1940 Act to pay sales proceeds in cash up to $250,000 or 1% of the Fund’s total value during any 90-day period for any one shareholder, whichever is less.

Larger redemptions may be detrimental to existing shareholders. While we intend to pay all sales proceeds in cash, we reserve the right to make higher payments to you in the form of certain marketable securities of the Fund. This is called a “redemption in kind.” You may pay certain sales charges related to a redemption in kind, such as brokerage commissions, when you sell the securities. For shares that are not held in a tax deferred account, redemptions in kind are taxable events for federal income tax purposes in the same manner as when the sales proceeds are paid in cash.

Involuntary Redemptions

To reduce expenses, we may redeem your Fund position and/or close your position if the balance in your Fund position falls below the required Class I investment minimum or below $2,500 due to transaction activity or for any reason. We may convert your position(s) in Class I shares of a Fund to the respective Class N shares of that Fund, if applicable. Unless you did not meet the minimum initial investment, we will give you 30 days notice before we convert, redeem, or close your Fund position(s), as applicable. This gives you an opportunity to purchase enough shares to raise the value of your Fund position above the applicable minimum initial investment. We will not redeem or close Fund positions in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans because they do not meet the applicable minimum investment requirement. We may close a Fund position(s) in IRAs, Education Savings Accounts, custodial accounts for minors, or active Automatic Investment Plans due to insufficient information as it relates to customer identification procedures. If these account types are invested in Class I shares below the required minimum investment, we may convert the Fund position(s) to the appropriate Class N. Additionally we will not convert Class I accounts where there is an effective “letter of intent.” Redemption fees will not be assessed on involuntary redemptions or involuntary conversions, as applicable.

TRANSACTION POLICIES

Calculating Share Price

When you buy/exchange or sell shares, the NAV next determined is used to price your purchase or sale. The NAV for each share of the Fund is determined each business day at the close of regular trading on the NYSE (typically 4 p.m. ET) by dividing the net assets by the number of its shares outstanding. Currently, the Fund observes the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Generally, market quotes are used to price securities. If market quotations are not available or are deemed unreliable, securities are valued at fair value as determined by the investment

ASTON/Herndon Large Cap Value Fund Prospectus  |  19

Shareholder Information (cont’d)

adviser in accordance with guidelines adopted and periodically reviewed by the Board of Trustees. These circumstances may arise, for instance, when trading in a security is suspended, the exchange or market on which a security is traded closes early, or the trading volume in a security is limited, calling into question the reliability of market quotations. In such a case, the Fund’s value for a security may be different from the last quoted market price. In addition, due to the subjective and variable nature of fair value pricing, it is possible that the fair value determined for a particular security may be materially different from the value realized upon such security’s sale. The Board of Trustees receives a summary of any actions taken under the Fund’s fair valuation procedures.

Quotations of foreign securities denominated in foreign currency are converted to U.S. dollar equivalents using foreign exchange quotations received from independent dealers. Events affecting the values of portfolio securities that occur between the time their prices are determined and the close of regular trading on the NYSE may not be reflected in the calculation of NAV. If events materially affecting the value of such securities occur during such period, then these securities may be valued at fair value as determined by the investment adviser in accordance with guidelines adopted by the Board of Trustees.

The Fund may invest in certain securities which are primarily listed on foreign exchanges that trade on weekends and other days when the Fund does not price its shares. Therefore, the value of the Fund’s holdings may change on days when you will not be able to purchase or redeem its shares.

Execution of Requests

The Fund is open on each business day that the NYSE is open for trading. The NYSE is not open on weekends or national holidays. Buy, exchange and sell requests are executed at the NAV next calculated after Aston Funds or an authorized broker or designee receives your mail, telephone or Internet request in “good order.” Purchase orders and redemption requests must be received by the close of regular trading on the NYSE (typically 4 p.m. ET) for same day processing. On days when the Federal Reserve Cash Settlement System closes earlier than normal, these times may be accelerated. Sales proceeds are normally sent the next business day, but are always sent within seven days of receipt of a request in “good order.” Brokers and their authorized designees are responsible for forwarding purchase orders and redemption requests to the Fund.

Shares of the Fund can also be purchased through broker-dealers, banks and trust departments that may charge you a transaction or other fee for their services. These fees are not charged if you purchase shares directly from Aston Funds.

The Fund may be required to “freeze” or redeem your account if there appears to be suspicious activity or if account information matches information on a government list of known terrorists or other suspicious persons.

Aston Funds reserves the right to:

—	refuse any purchase or exchange of shares if it could adversely affect the Fund or its operations;
—	suspend the offering of Fund shares;
—	change the initial and additional investment minimums or to waive these minimums for any investor;
—	delay sending you your sales proceeds for up to 15 days if you purchased shares by check. A minimum charge of $20 will be assessed if any check used to purchase shares is returned;
—	change, withdraw or waive various services, fees and account policies.

Customer Identification Program

Federal law requires Aston Funds to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include

ASTON/Herndon Large Cap Value Fund Prospectus  |  20

Shareholder Information (cont’d)

the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified. You may be subject to taxes if Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures.

Short-Term and Excessive Trading

The Fund is designed for long-term investors. The Fund discourages and does not knowingly accommodate short-term and excessive trading. Such trading increases brokerage and administrative costs, may result in increased taxable gains to remaining shareholders and may disrupt portfolio management. For example, the Fund may be unable to effectively invest the proceeds from certain purchase or exchange requests under certain market conditions or may incur losses on the sale of investments. These risks may be more pronounced for the Fund if it invests in securities that are more difficult to value or that are susceptible to pricing arbitrage (e.g., foreign securities, high yield securities and small cap securities). Thus, such trading may negatively impact the Fund’s NAV and result in dilution to long-term shareholders.

In an effort to protect long-term shareholders, the Board of Trustees has adopted policies and procedures which seek to deter short-term and excessive trading and to detect such trading activity at levels that may be detrimental to the Fund. These policies and procedures include the following:

—	The Fund or its agents will not be responsible for any unauthorized telephone or online order when reasonable procedures designed to verify the identity of the investor are followed.
—	The Fund reserves the right to:

—	Reject any purchase, including exchange purchases, that could adversely affect the Fund or its operations;
—	Limit, terminate or otherwise modify the exchange privilege of any shareholder deemed to be engaged in activities that may be detrimental to the Fund;
—	Reject any purchase, including exchange purchases, from investors if there appears to be evidence of short-term or excessive trading;
—	Permanently prevent future purchases and exchanges from occurring in accounts where short-term or excessive trading is apparent;
—	Delay sending redemption proceeds for up to seven days (generally applies in cases of very large redemptions, excessive trading, or during unusual market conditions);
—	Suspend redemptions as permitted by law (e.g., emergency situations).

In making the determination to exercise these rights, the Fund may consider an investor’s trading history in the Fund and accounts under common ownership or control. The Fund seeks to employ reasonable measures to detect short-term and excessive trading at levels that may be detrimental to the Fund.

Accordingly, the Fund uses certain materiality and volume thresholds in applying the policies and procedures, but otherwise seeks to apply the policies and procedures uniformly to all shareholders. With respect to accounts held through intermediaries, such intermediaries generally are contractually obligated

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Shareholder Information (cont’d)

to provide the Fund with certain shareholder trading information. However, the Fund cannot directly control activity through all channels and is dependent on intermediaries to enforce the Fund’s policies and procedures. In certain cases, intermediaries may be unable to implement these policies or may not be able to implement policies and procedures in the same manner as the Fund due to system or other constraints or issues. Shareholders who invest through omnibus accounts may be subject to policies and procedures that differ from those applied by the Fund to direct shareholders. The Fund reserves the right to limit an intermediary’s future access to the Fund, up to and including terminating the selling agreement with said intermediary. There is no assurance that the Fund’s policies and procedures will be effective in limiting and deterring short-term and excessive trading in all circumstances.

ACCOUNT POLICIES AND DIVIDENDS

Account Statements

In general, you will receive quarterly account statements. In addition, you will also receive account statements:

—	after every transaction that affects your account balance (except for dividend reinvestments, automatic investment plans or systematic withdrawal plans);
—	after any change of name or address of the registered owner(s).

You will also receive an annual statement that describes the federal income tax characteristics of any dividends and distributions your Fund has paid to the investor during the year.

Aston Funds may charge a fee for certain services, such as providing historical account documents.

Mailings to Shareholders

To help reduce Fund expenses and environmental waste, Aston Funds combines mailings for multiple accounts going to a single household by delivering Fund reports (annual and semi-annual reports, prospectuses, etc.) in a single envelope. If you do not want us to continue consolidating your Fund mailings and would prefer to receive separate mailings with multiple copies of Fund reports, please call one of our Investor Services Associates at 800-992-8151.

Distributions

The Fund distributes income dividends and net capital gains. Income dividends represent the earnings from the Fund’s investments less its expenses; capital gains generally occur when the Fund sells a portfolio security for more than the original purchase price.

Dividends

The Fund will declare and pay dividends, if any, annually. Net capital gains, if any, will be distributed at least once a year, generally in December.

Dividend Reinvestments

Investors may have their dividends and distributions reinvested in additional shares of the Fund. If you choose this option, or if you do not indicate a choice, your dividends and distributions will be automatically reinvested on the dividend payable date. You can also choose to have a check for your dividends and distributions mailed to you by choosing this option on your account application.

Uncashed Checks

Checks should be cashed upon receipt, as interest will not be paid on uncashed checks. State escheat laws generally require the Aston Funds to remit uncashed checks to the appropriate state after a specific period of time, which varies by state.

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Shareholder Information (cont’d)

ADDITIONAL INVESTOR SERVICES

Automatic Investment Plan (Class N Shares only)

The Automatic Investment Plan (‘AIP”) allows you to set up a scheduled transfer of funds from your bank account to the Aston Fund(s) of your choice. You determine the AIP investment amount (minimum AIP investment amount is $50) and you can terminate the program at any time. The minimum initial investment for accounts containing an AIP instruction is the same as all other accounts. To take advantage of this feature, complete the appropriate sections of the account application.

Aston Funds Web Site

The Fund maintains a Web site located at www.astonfunds.com. You can purchase, exchange and redeem shares and access information such as your account balance and the Fund’s NAV through our Web site. Self-register for online account access at www.astonfunds.com. Your social security number or employee identification number, account number and other security validity information will be required for registration. You may also need to have bank account information, wire instructions, ACH instructions or other options established on your account.

Aston Funds has procedures in place to try to prevent unauthorized access to your account information. The Fund and its agents will not be responsible for any losses resulting from unauthorized transactions on our Web site.

Systematic Withdrawal Plan (Class N Shares only)

This plan may be used for periodic withdrawals (at least $50 by check or ACH) from your account. To take advantage of this feature:

—	you must have at least $50,000 in your account;

—	determine the schedule: monthly, quarterly, semi-annually or annually;

—	call 800-992-8151 to add a systematic withdrawal plan to your account.

Retirement Plans and Education Savings Accounts (Class N Shares, as applicable)

Aston Funds offers a range of retirement plans, including Traditional, Roth, SIMPLE and SEP IRAs for Class N shareholders. Aston Funds also offers Education Savings Accounts for Class N shareholders, which allow you to save for qualified elementary, secondary and higher education costs. Using these plans, you can invest in any Aston Fund with a low minimum investment of $500. The annual maintenance fee for IRAs and Education Savings Accounts is $15 per account (not to exceed $30), but it is waived if you have $35,000 or more in assets. The fee is assessed every December for the current calendar year. To find out more, call Aston Funds at 800-992-8151.

DISTRIBUTION PLAN 12B-1 FEES

To pay for the cost of promoting the Fund and servicing your shareholder account, the Fund has adopted a Rule 12b-1 distribution plan for Class N shares. Under this plan, the Fund pays a fee at an annual rate of not more than 0.25% of the Fund’s Class N shares’ average daily net assets to the distributor for certain expenses associated with the distribution of Fund shares and other services. The fee is accrued daily and payable monthly. Over time, these fees may increase the cost of your investment and may cost more than paying other types of sales charges.

Compensation to Intermediaries

Certain intermediaries perform sub-transfer agency, sub-accounting and other shareholder services on underlying shareholder accounts. If certain criteria are met, the intermediaries may be paid by the Funds

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Shareholder Information (cont’d)

for such services. In addition to distribution, service and other fees paid by the Fund, Aston may pay compensation to intermediaries that distribute and/or service investors in the Fund out of its own assets and not as an additional charge to the Fund. These additional payments, which are sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and may create an added incentive for investment professionals to sell or recommend the Fund over other funds offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds, including within the same intermediary, and across intermediaries, or within the same fund at the same intermediary.

In addition, representatives of the distributor may be compensated through Adviser incentive programs in a manner that favors one Aston Fund or group of Aston Funds over another Aston Fund.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser attempts to obtain the best possible price and most favorable execution of transactions in its portfolio securities. There may be times when the Subadviser may pay one broker-dealer a commission that is greater than the amount that another broker-dealer may charge for the same transaction. The Subadviser generally determines in good faith if the commission paid was reasonable in relation to the brokerage or research services provided by the broker-dealer. In selecting and monitoring broker-dealers and negotiating commissions, the Subadviser considers, among other factors, a broker-dealer’s reliability, availability of research, the quality of its execution services and its financial condition.

ASTON/Herndon Large Cap Value Fund Prospectus  |  24

Dividends, Distributions and Taxes

Dividends and Distributions

The Fund pays dividends and distributes capital gains annually. All dividends and distributions are automatically reinvested at NAV unless you choose to receive them in a cash payment. You can change your payment options at any time by writing to us.

Taxes

Certain tax considerations may apply to your investment in the Fund. The following is a general description of certain federal income tax considerations. If you have any tax-related questions relating to your own investment in the Fund, please consult your tax adviser. Further information regarding the federal income tax consequences of investing in the Fund is included in the SAI.

For federal income tax purposes:

—

The tax treatment of dividends and distributions is the same whether you reinvest the dividends and distributions or elect to receive them in cash. Aston Funds will send a statement with the federal income tax status of your dividends and distributions for the prior year generally by February 15.

—	Distributions of any net investment income, other than “qualified dividend income,” are taxable to you as ordinary income.

—

Distributions of qualified dividend income (i.e., generally dividends received by the Fund from domestic corporations and certain foreign corporations) generally will be taxed to individuals and other non-corporate investors in the Fund at federal income tax rates applicable to long-term capital gains, provided you meet certain holding period and other requirements contained in the Internal Revenue Code of 1986, as amended (the “Code”), with respect to your Fund shares and the Fund meets similar holding period and other requirements with respect to the dividend paying stock. The favorable treatment of qualified dividend income is scheduled to expire for taxable years beginning after December 31, 2012. Dividends received from most REITs and certain foreign corporations are not expected to qualify for treatment as qualified dividend income when distributed by the Fund.

—

If the Fund receives dividends from another investment company that qualifies as a regulated investment company for federal income tax purposes and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income as well, provided the Fund meets certain holding period and other requirements with respect to the shares of the investment company.

—

Distributions of net capital gain (net long-term capital gain less any net short-term capital loss) are taxable as long-term capital gain regardless of how long you may have held shares of the Fund. In contrast, distributions of net short-term capital gain (net short-term capital gain less any net long-term capital loss) are taxable as ordinary income regardless of how long you may have held shares of the Fund. Because distributions of net short-term capital gain are taxable as ordinary income, you generally cannot offset net short-term capital gain distributions you receive from the Fund with capital losses.

—

Generally, the character of the dividends and distributions the Fund receives from another investment company will “pass through” to you, subject to certain exceptions, as long as the Fund and the other investment company each qualify as a regulated investment company under the Code.

—	Some of the Fund’s investments may be subject to special provisions of the Code that may increase the amount of gain recognized by the Fund, defer the Fund’s losses, accelerate the Fund’s

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Dividends, Distributions and Taxes (cont’d)

recognition of gain, affect the character of such income and affect the amount, timing and type of distributions from the Fund, which may increase the amount of taxes payable by you.

—

Distributions declared to shareholders of record in October, November or December and paid on or before January 31 of the succeeding year will be treated for federal income tax purposes as if received by shareholders on December 31 of the year in which the distribution was declared.

—

When you sell or exchange shares for shares of another fund (other than shares held in a tax-deferred account) it generally is considered a taxable event for you. Depending on the purchase price and the sale price of the shares you sell or exchange, you may have a gain or a loss on the transaction. The gain or loss will generally be treated as a long-term capital gain or loss if you held your shares for more than one year. If you held your shares for one year or less, the gain or loss will generally be treated as a short-term capital gain or loss. Short-term capital gains are taxable at ordinary federal income tax rates. For taxable years beginning on or before December 31, 2012, long-term capital gains are taxable to individuals and other non-corporate investors at a maximum federal income tax rate of 15%. For taxable years beginning after December 31, 2012, the maximum long-term capital gains rate is scheduled to return to 20%. You are responsible for any tax liabilities generated by your transactions.

—

If you do not provide Aston Funds with your complete and correct taxpayer identification number and required certification, or if the Internal Revenue Service so notifies us, you may be subject to backup withholding tax on dividends, distributions and redemption proceeds.

—

If you purchase shares of the Fund just before a dividend or distribution, you will pay the full price for the shares and receive a portion of the purchase price back as a taxable distribution. This is referred to as “buying a dividend.”

ASTON/Herndon Large Cap Value Fund Prospectus  |  26

Financial Highlights

The Financial Highlights will help you understand the financial performance of the Class N Shares of the Fund for the fiscal period since inception. Some of the information is presented on a per share basis. Total returns represent the rate an investor would have earned (or lost) on an investment in the Fund, assuming reinvestment of any dividends and capital gains distributions.

This information has been derived from the Fund’s financial statements as of October 31, 2010. The financial statements for the Fund have been audited by Ernst & Young LLP, the Fund’s independent registered public accounting firm, whose report, along with the Fund’s financial statements and notes thereto, is included in the Fund’s Annual Report, which is available upon request.

Class I shares of the Fund are new and do not have an operating history. Information, when available, will be included in the Fund’s semi-annual report dated April 30, 2011.

ASTON/Herndon Large Cap Value Fund – Class N	Period Ended 10/31/10(a)
Per Share Operating Data:

Net Asset Value, Beginning of Period	$10.00
Income from Investment Operations:
Net investment income	0.03
Net realized and unrealized gain on investments	0.36

Total from investment operations	0.39
Less Distributions:
Distributions from and in excess of net investment income	—
Distributions from net realized gain on investments	—

Total distributions	—
Net increase in net asset value	0.39
Net Asset Value, End of Period	$10.39

Total Return(b)	3.90	%(c)
Ratios/Supplemental Data:

Net Assets, End of Period (in 000’s)	$1,472
Ratios of expenses to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	13.84	%(d)
After reimbursement and/or waiver of expenses by Adviser	1.30	%(d)

Ratios of net investment income to average net assets:
Before reimbursement and/or waiver of expenses by Adviser	(11.94	)%(d)
After reimbursement and/or waiver of expenses by Adviser	0.60	%(d)

Portfolio Turnover	38.64	%(c)

(a)	The Fund, Class N shares, commenced investment operations on March 31, 2010.
(b)	The total return is calculated using the Net Asset Values used for trading at the close of business at period end.
(c)	Not Annualized.
(d)	Annualized.

ASTON/Herndon Large Cap Value Fund Prospectus  |  27

General Information

If you wish to know more about Aston Funds, you will find additional information in the following documents:

SHAREHOLDER REPORTS

You will receive an unaudited semi-annual report dated April 30 and an annual report dated October 31, which is audited by an independent registered public accounting firm. The annual report contains a discussion of the market conditions and investment strategies that significantly affected the Fund’s performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION

The SAI, which is incorporated into this prospectus by reference and dated February 25, 2011 as amended from time to time, is available to you without charge and can be mailed to you upon request. It contains more detailed information about the Fund.

HOW TO OBTAIN REPORTS

Contacting Aston Funds

You can get free copies of the reports and SAI, request other information and obtain answers to your questions about the Fund by contacting:

Address:	Aston Funds
P.O. Box 9765
Providence, RI 02940

Phone:	Shareholder Services &

Fund Literature - 800 992-8151
Investment Advisor Services
800 597-9704

Web site: www.astonfunds.com

Obtaining Information from the SEC

You can visit the EDGAR Database on the SEC’s Web site at http://www.sec.gov to view the SAI and other information. You can also view and copy information about the Fund at the SEC’s Public Reference Room in Washington, D.C. To find out more about the Public Reference Room, you can call the SEC at 202 551-8090. Also, you can obtain copies of this information after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the SEC’s Public Reference Section, Washington D.C. 20549-0102.

Investment Company Act File Number: 811-8004

AST HERN 11

ASTON FUNDS

ASTON/Herndon Large Cap Value Fund

Class N Shares – AALIX

Class I Shares - AHRNX

STATEMENT OF ADDITIONAL INFORMATION

February 25, 2011

This Statement of Additional Information dated February 25, 2011 (“SAI”) provides supplementary information pertaining to shares representing interests in Class N shares and Class I shares of the ASTON/Herndon Large Cap Value Fund (the “Fund”), one of twenty-six available investment portfolios of Aston Funds (the “Trust”).

This SAI is not a prospectus and should be read only in conjunction with the Fund’s current prospectus dated February 25, 2011, as amended or supplemented from time to time (the “Prospectus”). No investment in the Fund should be made without first reading the Prospectus.

The audited financial statements for the fiscal year ended October 31, 2010 for the Fund are incorporated herein by reference to the Fund’s Annual Reports as filed with the Securities and Exchange Commission (“SEC”). This SAI is incorporated by reference to the Prospectus.

You may obtain a Prospectus, annual report, or semi-annual report, when available, at no charge by contacting the Trust at Aston Funds, P.O. Box 9765, Providence, RI 02940 or 800-992-8151 or by downloading such information from www.astonfunds.com. The website does not form a part of the Prospectus or SAI.

i

NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS SAI OR IN THE PROSPECTUS IN CONNECTION WITH THE OFFERINGS MADE BY THE PROSPECTUS. IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE TRUST OR THE DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE TRUST OR THE DISTRIBUTOR IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

THE FUND

Aston Funds, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602, is an open-end management investment company. The Fund is classified as diversified under the Investment Company Act of 1940, as amended (the “1940 Act”). The Fund is a series of the Trust, which was formed as a Delaware statutory trust on September 10, 1993. On September 30, 2006, the Trust changed its name from ABN AMRO Funds to Aston Funds.

INVESTMENT OBJECTIVE, STRATEGIES AND RISK CONSIDERATIONS

The following supplements the information contained in the Prospectus concerning the investment objective, strategies and risks of investing in the Fund. This section contains a detailed discussion of the portfolio investments in which the Fund may invest. The investment practices described below, except as further set forth in “Investment Restrictions,” are not fundamental and may be changed by the Board of Trustees of the Trust (the “Board”) without the approval of shareholders.

American Depositary Receipts (“ADRs”), Continental Depositary Receipts (“CDRs”), European Depositary Receipts (“EDRs”) and Global Depositary Receipts (“GDRs”)

ADRs are securities, typically issued by a U.S. financial institution (a “depositary”), that evidence ownership interest in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. EDRs, which are sometimes referred to as CDRs, are securities, typically issued by a non-U.S. financial institution, that evidence ownership interest in a security or a pool of securities issued by either a U.S. or foreign issuer. GDRs are issued globally and evidence a similar ownership arrangement. Generally, ADRs are designed for trading in the U.S. securities market. EDRs are designed for trading in European Securities Markets and GDRs are designed for trading in non-U.S. securities markets. Generally, depositary receipts may be available through “sponsored” or “unsponsored” facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

Borrowing

The Fund may not borrow money or issue senior securities, except as described in this paragraph or as described in “Investment Restrictions.” Any policy under “Investment Restrictions” which contradicts policies described in this paragraph governs the Fund’s policy on borrowing. The Fund may borrow from banks or enter into reverse repurchase agreements for temporary purposes in amounts up to 10% of the value of its total assets. The Fund may not mortgage, pledge or hypothecate any assets, except in connection with permitted borrowing or other permitted investment techniques. Any borrowing will be done from a bank with asset coverage of at least 300% if required. In the event that such asset coverage shall at any time fall below 300%, the Fund shall, within three days thereafter (not including Sundays or holidays) or such longer period as the SEC may prescribe by rules and regulations, reduce the amount of its borrowings to such an extent that the asset coverage of such borrowings shall be at least 300%.

Convertible Securities

Common stock occupies the most junior position in a company’s capital structure. Convertible securities entitle the holder to exchange the securities for a specified number of shares of common stock, usually of the same company, at specified prices within a certain period of time and to receive interest or dividends until the holder elects to convert. The provisions of any convertible security determine its ranking in a company’s capital structure. In the case of subordinated convertible debentures, the holder’s claims on assets and earnings are subordinated to the claims of other creditors and are senior to the claims of preferred and common shareholders. In the case of preferred stock and convertible preferred stock, the holder’s claims on assets and earnings are subordinated to the claims of all creditors but are senior to the claims of common shareholders.

Derivative Investments

The term “derivatives” has been used to identify a range and variety of financial instruments. In general, a derivative is commonly defined as a financial instrument whose performance and value are derived, at least in part, from another source, such as the performance of an underlying asset, a specific security or an index of securities. As is the case with other types of investments, the Fund’s derivative instruments may entail various types and degrees of risk, depending upon the characteristics of the derivative instrument and the Fund’s overall portfolio.

The Fund may use derivative instruments for hedging purposes, to maintain liquidity or in anticipation of changes in the composition of its portfolio holdings or as otherwise provided in the Prospectus. The Fund will not engage in derivative investments purely for speculative purposes. The Fund will invest in one or more derivatives only to the extent that the instrument under consideration is judged by the adviser or subadviser to be consistent with the Fund’s overall investment objective and policies. In making such judgment, the potential benefits and risks will be considered in relation to the Fund’s other portfolio investments.

Where not specified, investment limitations with respect to the Fund’s derivative instruments will be consistent with the Fund’s existing percentage limitations with respect to its overall investment policies and restrictions. The types of derivative securities in which the Fund is permitted to invest include, but are not limited to, forward commitments, foreign currency contracts, futures contracts, options, and swap agreements.

Certain investment transactions expose the Fund to an obligation to make future payments to third parties. Examples of these types of transactions, include, but are not limited to, derivatives such as swaps, futures, forwards, and options. To the extent that the Fund engages in such transactions, the Fund will (to the extent required by applicable law) either (1) segregate cash or liquid assets in the prescribed amount or (2) otherwise “cover” its future obligations under the transaction, such as by holding an offsetting investment. If the Fund segregates sufficient cash or other liquid assets or otherwise “covers” its obligations under such transactions, the Fund will not consider the transactions to be borrowings for purposes of its investment restrictions or “senior securities” under the 1940 Act, and therefore, such transactions will not be subject to the 300% asset coverage requirement under the 1940 Act otherwise applicable to borrowings by the Fund.

In some cases (e.g., with respect to futures and forwards that are contractually required to “cash-settle”), the Fund will segregate cash or other liquid assets with respect to the amount of the daily net (marked-to-market) obligation arising from the transaction, rather than the notional amount of the underlying contract. By segregating assets in an amount equal to the net obligation rather than the notional amount, the Fund will have the ability to employ leverage to a greater extent than if it set aside cash or other liquid assets equal to the notional amount of the contract, which may increase the risk associated with such transactions.

Assets used as segregation or “cover” cannot be sold while the position in the corresponding transaction is open, unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of the Fund’s assets for segregation and “cover” purposes could impede portfolio management or the Fund’s ability to meet redemption requests or other current obligations. Segregating assets or otherwise “covering” for these purposes does not necessarily limit the percentage of the assets of the Fund that may be at risk with respect to certain derivative transactions.

Equity Securities

Equity securities represent a share of an issuer’s earnings and assets, after the issuer pays its liabilities. The Fund cannot predict the income it will receive from equity securities because issuers generally have discretion as to the payment of any dividends or distributions. However, equity securities offer greater potential for appreciation than many other types of securities, because their value may increase with the value of the issuer’s business. The following describes various types of equity securities in which the Fund invests.

Common Stocks

Common stocks are the most prevalent type of equity security. Common stocks receive the issuer’s earnings after the issuer pays its creditors and any preferred stockholders. As a result, changes in an issuer’s earnings may influence the value of its common stock.

Preferred Stocks

Preferred stocks have the right to receive specified dividends or distributions before the issuer makes payments on its common stock. Some preferred stocks also participate in dividends and distributions paid on common stock. Preferred stocks may also permit the issuer to redeem the stock. The Fund may treat such redeemable preferred stock as a fixed income security.

Warrants and Rights

Warrants give the Fund the option to buy the issuer’s equity securities at a specified price (the exercise price) at a specified future date (the expiration date). The Fund may buy the designated securities by paying the exercise price before the expiration date. Warrants may become worthless if the price of the stock does not rise above the exercise price by the expiration date. This increases the market risks of warrants as compared to the underlying security.

Rights are the same as warrants, except companies typically issue rights to existing stockholders.

Fixed Income Securities

Fixed income securities pay interest, dividends or distributions at a specified rate. The rate may be a fixed percentage of the principal or adjusted periodically. In addition, the issuer of a fixed income security must repay the principal amount of the security, normally within a specified time. Fixed income securities provide more regular income than equity securities. However, the returns on fixed income securities are limited and normally do not increase with the issuer’s earnings. This limits the potential appreciation of fixed income securities as compared to equity securities.

A security’s yield measures the annual income earned on a security as a percentage of its price. A security’s yield will increase or decrease depending upon whether it costs less (a discount) or more (a premium) than the principal amount. If the issuer may redeem the security before its scheduled maturity, the price and yield on a discount or premium security may change based upon the probability of an early redemption. Securities with higher risks generally have higher yields.

The following describes various types of fixed income securities in which the Fund may invest.

Treasury Securities

Treasury securities are direct obligations of the federal government. Treasury securities are generally regarded as having the lowest credit risks.

Agency Securities

Agency securities are issued or guaranteed by a federal agency or other government sponsored entity (a “GSE”) acting under federal authority. The U.S. Government supports some GSEs with its full faith and credit. Other GSEs receive support through federal subsidies, loans or other benefits. A few GSEs have no explicit financial support, but are regarded as having implied support because the federal government sponsors their activities. Agency securities are generally regarded as having low credit risks, but not as low as treasury securities.

Although a GSE guarantee protects against credit risks, it does not reduce the market and prepayment risks of these mortgage-backed securities.

Corporate Debt Securities

Corporate debt securities are fixed income securities issued by businesses. Notes, bonds, debentures and commercial paper are the most prevalent types of corporate debt securities. The Fund may also purchase interests in bank loans to companies. The credit risks of corporate debt securities vary widely among issuers.

In addition, the credit risk of an issuer’s debt security may vary based on its priority for repayment. For example, higher ranking (senior) debt securities have a higher priority than lower ranking (subordinated) securities. This means that the issuer might not make payments on subordinated securities while continuing to make payments on senior securities. In addition, in the event of bankruptcy, holders of senior securities may receive amounts otherwise payable to the holders of subordinated securities. Some subordinated securities, such as trust preferred and capital securities notes, also permit the issuer to defer payments under certain circumstances. For example, insurance companies issue securities known as surplus notes that permit the insurance company to defer any payment that would reduce its capital below regulatory requirements.

Commercial Paper

Commercial paper is an issuer’s obligation with a maturity of less than nine months. Companies typically issue commercial paper to pay for current expenditures. Most issuers constantly reissue their commercial paper and use the proceeds (or bank loans) to repay maturing paper. If the issuer cannot continue to obtain liquidity in this fashion, its commercial paper may default.

Forward Foreign Currency Exchange Contracts

Many international equity securities in which the Fund may invest will be traded in foreign currencies. The Fund may engage in certain foreign currency transactions, such as forward foreign currency exchange contracts, to guard against fluctuations in currency exchange rates in relation to the U.S. dollar or to the weighting of particular foreign currencies. In addition, the Fund may buy and sell foreign currency futures contracts and options on foreign currencies and foreign currency futures. The Fund may use such investments for hedging purposes only. The Fund will not engage in such investments purely for speculative purposes.

A forward foreign currency exchange contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. By entering into a forward foreign currency exchange contract, the Fund “locks in” the exchange rate between the currency it will deliver and the currency it will receive for the duration of the contract. As a result, the Fund reduces its exposure to changes in the value of the currency it will deliver and increases its exposure to changes in the value of the currency it will exchange into. Contracts to sell foreign currencies would limit any potential gain which might be realized by the Fund if the value of the hedged currency increases. The Fund may enter into these contracts for the purpose of hedging against foreign exchange risks arising from the Fund’s investment or anticipated investment in securities denominated in foreign currencies. Such hedging transactions may not be successful and may eliminate any chance for the Fund to benefit from favorable fluctuations in relevant foreign currencies. In the case of a forward foreign currency exchange contract, the Fund will segregate cash or liquid securities at least in an amount equal to its obligations under the contract. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

The Fund may also enter into forward foreign currency exchange contracts for purposes of increasing exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. To the extent that it does so, the Fund will be subject to the additional risk that the relative value of currencies will be different than anticipated by the Fund’s adviser or subadviser. The Fund may use one currency (or a basket of currencies) to hedge against adverse changes in the value of another currency (or a basket of currencies) when exchange rates between the two currencies are positively correlated. The Fund may also use foreign currency futures contracts and related options on currencies for the same reasons for which forward foreign currency exchange contracts are used.

The use of currency transactions can result in the Fund incurring losses as a result of a number of factors including the imposition of exchange controls, suspension of settlements, or the inability to deliver or receive a specified currency.

Foreign Securities

Foreign securities may subject the Fund to investment risks that differ in some respects from those related to investments in U.S. domestic issuers. Such risks may include costs in connection with conversions between various currencies, limited publicly available information regarding foreign issuers, lack of uniformity in accounting, auditing and financial standards and requirements, greater securities market volatility, less liquidity of securities, less government supervision and regulations of securities markets, future adverse political and economic developments, the possible imposition of withholding taxes on interest, dividends, or other income, possible seizure, nationalization, or expropriation of foreign deposits, the possible establishment of exchange controls or taxation at the source, greater fluctuations in value due to changes in exchange rates, or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. Such investments may also entail higher custodial fees and sales commissions than domestic investments. Foreign issuers of securities or obligations are often subject to accounting treatment and engage in business practices different from those with respect to domestic issuers of similar securities or obligations. Foreign branches of U.S. banks and foreign banks may be subject to less stringent reserve requirements than those applicable to domestic branches of U.S. banks. Government regulation in many of the countries of interest to the Fund may limit the extent of the Fund’s investment in companies in those countries. Further, it may be more difficult for the Fund’s agents to keep currently informed about corporate actions that may affect the prices of portfolio securities. Communications between the U.S. and foreign countries may be less reliable than within the U.S., increasing the risk of delayed settlements of portfolio securities. Certain markets may require payment for securities before delivery. The Fund’s ability and decisions to purchase and sell portfolio securities may be affected by laws or regulations relating to the convertibility of currencies and repatriation of assets. Some countries restrict the extent to which foreigners may invest in their securities markets.

Investments in securities of foreign issuers are frequently denominated in foreign currencies (including the Euro and other multinational currency units) and the value the Fund’s assets measured in U.S. dollars may be affected favorably or unfavorably by changes in currency rates and in exchange control regulations, and the Fund may incur costs in connection with conversions between various currencies. The Fund may enter into forward foreign currency contracts as a hedge against possible variations in foreign exchange rates or to hedge a specific security transaction or portfolio position. Currently, only a limited market, if any, exists for hedging transactions relating to currencies in emerging markets, including Latin American and Asian markets. This may limit the Fund’s ability to effectively hedge its investments in such markets if it chose to do so.

Securities of issuers located in countries with developing securities markets pose greater liquidity risks and other risks than securities of issuers located in developed countries and traded in more established markets. Low liquidity in markets may adversely affect the Fund’s ability to buy and sell securities and cause increased volatility. Developing countries may at various times have less stable political environments than more developed nations. Changes of control may adversely affect the pricing of securities from time to time. Some developing countries may afford only limited opportunities for investing. In certain developing countries, the Fund may be able to invest solely or primarily through ADRs or similar securities and government approved investment vehicles, including closed-end investment companies.

The settlement systems in certain emerging markets, including Asian and Eastern European countries such as Russia, are less developed than in more established markets. As a result, there may be a risk that settlement may be delayed and that cash or securities of the Fund may be in jeopardy because of failures or of defects in the systems used. In particular, market practice may require that payment be made prior to receipt of the security which is being purchased or that delivery of a security must be made before payment is received. In such cases, default by the executing broker or bank might result in a loss to the Fund investing in emerging market securities.

In making investment decisions for the Fund, the adviser or subadviser evaluates the risks associated with investing Fund assets in a particular country, including risks stemming from a country’s financial infrastructure and settlement practices; the likelihood of expropriation, nationalization or confiscation of invested assets; prevailing or developing custodial practices in the country; the country’s laws and regulations regarding the safekeeping, maintenance and recovery of invested assets; the likelihood of government-imposed exchange control restrictions which could impair the liquidity of Fund assets maintained with custodians in that country, as well as risks from political acts of foreign governments (“country risks”). The adviser or subadviser’s decisions regarding these risks may not be correct or prove to be unwise and any losses resulting from investing in foreign countries will be borne by the Fund.

Holding Fund assets in foreign countries presents additional risks including, but not limited to, the risks that a particular foreign custodian or depositary will not exercise proper care with respect to Fund assets or will not have the financial strength or adequate practices and procedures to properly safeguard Fund assets. The Fund may be precluded from investing in certain foreign countries until such time as adequate custodial arrangements can be established.

Forward Commitments, When-Issued Securities and Delayed Delivery Transactions

The Fund may purchase or sell securities on a when-issued or delayed-delivery basis and make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time. Securities purchased or sold on a when-issued, delayed-delivery or forward commitment basis involve a risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Fund would generally purchase securities on a when-issued, delayed-delivery or forward commitment basis with the intention of acquiring the securities, the Fund may dispose of such securities prior to settlement if its adviser or subadviser deems it appropriate to do so.

The Fund may dispose of or re-negotiate a when-issued or forward commitment after entering into these transactions. The Fund will normally realize a capital gain or loss in connection with these transactions. For purposes of determining the Fund’s average dollar-weighted maturity, the maturity of when-issued or forward commitment securities will be calculated from the commitment date.

When the Fund purchases securities on a when-issued, delayed delivery or forward commitment basis, the Fund will segregate cash or liquid securities having a value (determined daily) at least equal to the amount of the Fund’s purchase commitments. In the case of a forward commitment to sell portfolio securities, the Fund will segregate the portfolio securities while the commitment is outstanding. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

These procedures are designed to ensure that the Fund will maintain sufficient assets at all times to cover its obligations under when-issued purchases, forward commitments and delayed delivery transactions.

Futures Contracts

Futures contracts are generally considered to be derivative securities. The Fund may engage in such practices for hedging purposes, to maintain liquidity or as otherwise provided in the Prospectus. The Trust has claimed exclusion from the definition of the term “commodity pool operator” adopted by the Commodity Futures Trading Commission and the National Futures Association, which regulate trading in the futures markets, on behalf of the Fund. Therefore, the Trust is not subject to commodity pool operator registration and regulation under the Commodity Exchange Act. Typically, maintaining a futures contract or selling an option thereon requires the Fund to deposit with a financial intermediary as security for its obligations an amount of cash or other specified assets (initial margin) which initially is typically 1% to 10% of the face amount of the contract (but may be higher in some circumstances). Additional cash or assets (variation margin) may be required to be deposited thereafter on a daily basis as the marked to market value of the contract fluctuates.

At maturity, a futures contract obligates the Fund to take or make delivery of certain securities or the cash value of a securities index. The Fund may sell a futures contract in order to offset a decrease in the market value of its portfolio securities that might otherwise result from a market decline. The Fund may do so either to hedge the value of its portfolio of securities as a whole, or to protect against declines, occurring prior to sales of securities, in the value of the securities to be sold. Conversely, the Fund may purchase a futures contract in anticipation of purchases of securities. In addition, the Fund may utilize futures contracts in anticipation of changes in the composition of its portfolio holdings.

For federal income tax purposes, some gains derived by the Fund from the use of such instruments will be treated as a combination of short-term and long-term capital gain and, if not offset by realized capital losses incurred by the Fund, will be distributed to shareholders and will be taxable to shareholders as a combination of ordinary income and long-term capital gain.

The Fund may purchase and sell call and put options on futures contracts traded on an exchange or board of trade. When the Fund purchases an option on a futures contract, it has the right to assume a position as a purchaser or seller of a futures contract at a specified exercise price at any time during the option period. When the Fund sells an option on a futures contract, it becomes obligated to purchase or sell a futures contract if the option is exercised. In anticipation of a market advance, the Fund may purchase call options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities that the Fund intends to purchase. Similarly, if the market is expected to decline, the Fund might purchase put options or sell call options on futures contracts rather than sell futures contracts. In connection with the Fund’s position in a futures contract or option thereon, the Fund will segregate cash or liquid securities or will otherwise cover its position in accordance with applicable requirements of the SEC. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

The Fund may enter into a contract for the purchase or sale for future delivery of securities, including index contracts. While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

The Fund may enter into such futures contracts to protect against the adverse effects of fluctuations in security prices or interest rates without actually buying or selling the securities. For example, if interest rates are expected to increase, the Fund might enter into futures contracts for the sale of debt securities. Such a sale would have much the same effect as selling an equivalent value of the debt securities owned by the Fund. If interest rates did increase, the value of the debt securities in the portfolio would decline, but the value of the futures contracts to the Fund would increase at approximately the same rate, thereby keeping the net asset value of the Fund from declining as much as it otherwise would have. Similarly, when it is expected that interest rates may decline, futures contracts may be purchased to hedge in anticipation of subsequent purchases of securities at higher prices. Since the fluctuations in the value of futures contracts should be similar to those of debt securities, the Fund could take advantage of the anticipated rise in value of debt securities without actually buying them until the market had stabilized. At that time, the futures contracts could be liquidated and the Fund could then buy debt securities on the cash market.

A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock index at the close of the last trading day of the contract and the price at which the agreement was made. Open futures contracts are valued on a daily basis and the Fund may be obligated to provide or receive cash reflecting any decline or increase in the contract’s value. No physical delivery of the underlying stocks in the index is made in the future.

With respect to options on futures contracts, when the Fund is temporarily not fully invested, it may purchase a call option on a futures contract to hedge against a market advance. The purchase of a call option on a futures contract is similar in some respects to the purchase of a call option on an individual security. Depending on the pricing of the option compared to either the price of the futures contract upon which it is based, or the price of the underlying debt securities, it may or may not be less risky than ownership of the futures contract or underlying debt securities. As with the purchase of futures contracts, when the Fund is not fully invested, it may purchase a call option on a futures contract to hedge against a market advance.

The writing of a call option on a futures contract constitutes a partial hedge against the declining price of the security or foreign currency that is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is below the exercise price, the Fund will retain the full amount of the option premium which provides a partial hedge against any decline that may have occurred in the value of the Fund’s portfolio holdings. The writing of a put option on a futures contract constitutes a partial hedge against the increasing price of the security or foreign currency, which is deliverable upon exercise of the futures contract. If the futures price at the expiration of the option is higher than the exercise price, the Fund will retain the full amount of the option premium, which provides a partial hedge against any increase in the price of securities that the Fund intends to purchase.

Call and put options on stock index futures are similar to options on securities except that, rather than the right to purchase or sell stock at a specified price, options on a stock index future give the holder the right to receive cash. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer’s futures margin account, which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the futures contract. If an option is exercised on the last trading day prior to the expiration date of the option, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing price of the futures contract on the expiration date.

If a put or call option which the Fund has written is exercised, the Fund may incur a loss which will be reduced by the amount of the premium it received. Depending on the degree of correlation between changes in the value of its portfolio securities and changes in the value of its options positions, the Fund’s losses from existing options on futures may to some extent be reduced or increased by changes in the value of portfolio securities.

To the extent that market prices move in an unexpected direction, the Fund may not achieve the anticipated benefits of futures contracts or options on futures contracts or may realize a loss. For example, if the Fund is hedged against the possibility of an increase in interest rates and interest rates decrease instead, the Fund would lose part or all of the benefit of the increased value, which it has because it would have offsetting losses in its futures position. In addition, in such situations, if the Fund had insufficient cash, it may be required to sell securities from its portfolio to meet daily variation margin requirements. Such sales of securities may, but will not necessarily, be at increased prices which reflect the rising market. The Fund may be required to sell securities at a time when it may be disadvantageous to do so.

Options on securities, futures contracts, options on futures contracts and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the U.S., may not involve a clearing mechanism and related guarantees and are subject to the risk of governmental actions affecting trading in or the prices of foreign securities. Some foreign exchanges may be principal markets so that no common clearing facility exists and a trader may look only to the broker for performance of the contract. The value of such positions also could be adversely affected by (i) other complex foreign political, legal and economic factors, (ii) lesser availability than in the U.S. of data on which to make trading decisions, (iii) delays in the Trust’s ability to act upon economic events occurring in foreign markets during non-business hours in the U.S., (iv) the imposition of different exercise and settlement terms and procedures and margin requirements than in the U.S. and (v) lesser trading volume. In addition, unless the Fund hedges against fluctuations in the exchange rate between the U.S. dollar and the currencies in which trading is done on foreign exchanges, any profits that the Fund might realize in trading could be eliminated by adverse changes in the exchange rate, or the Fund could incur losses as a result of those changes.

Further, with respect to options on futures contracts, the Fund may seek to close out an option position by writing or buying an offsetting position covering the same securities or contracts and have the same exercise price and expiration date. The ability to establish and close out positions on options will be subject to the maintenance of a liquid secondary market, which cannot be assured.

Illiquid Securities

The Fund may invest up to 15% of its net assets in securities that are illiquid. Securities are generally considered illiquid if they cannot be disposed of within seven days in the ordinary course of business at approximately the price at which the Fund values the security. Illiquid securities will generally include but are not limited to: insurance funding agreements, repurchase agreements and time deposits with notice/termination dates in excess of seven days; unlisted over-the-counter options swap agreements; interest rate caps, floors and collars; and certain securities which are subject to trading restrictions because they are not registered under the 1933 Act. Foreign securities that are restricted as to resale in the U.S., but are freely tradable in their local market, are not considered illiquid.

Investment Company Shares

Investments by the Fund in other investment companies, including closed-end funds and ETFs, will be subject to the limitations of the 1940 Act, the rules and regulations thereunder and in certain circumstances, SEC exemptive orders. By investing in securities of an investment company, Fund shareholders will indirectly bear the fees of that investment company in addition to the Fund’s own fees and expenses. The Fund may rely on SEC orders that permit it to invest in certain ETFs beyond the limits contained in the 1940 Act, subject to certain terms and conditions of those orders. Pursuant to SEC rules, the Fund may invest in shares of affiliated and unaffiliated money market funds.

Money Market Instruments

Money market instruments include but are not limited to the following: short-term corporate obligations, Certificates of Deposit (“CDs”), Eurodollar Certificates of Deposit (“Euro CDs”), Yankee Certificates of Deposit (“Yankee CDs”), foreign bankers’ acceptances, foreign commercial paper, letter of credit-backed commercial paper, time deposits, loan participations (“LPs”), variable- and floating-rate instruments, separately traded interest and principal securities (“STRIPS”) and master demand notes. Bank obligations may include bankers’ acceptances, negotiable certificates of deposit and non-negotiable time deposits earning a specified return, issued for a definite period of time by a U.S. bank that is a member of the Federal Reserve System or is insured by the Federal Deposit Insurance Corporation (“FDIC”), or by a savings and loan association or savings bank that is insured by the FDIC. Bank obligations also include U.S. dollar-denominated obligations of foreign branches of U.S. banks or of U.S. branches of foreign banks, all of the same type as domestic bank obligations. Investments in bank obligations are limited to the obligations of financial institutions having more than $1 billion in total assets at the time of purchase.

Domestic and foreign banks are subject to extensive but different government regulations, which may limit the amount and types of their loans and the interest rates that may be charged. In addition, the profitability of the banking industry is largely dependent upon the availability and cost of funds to finance lending operations and the quality of underlying bank assets.

Investments in obligations of foreign branches of U.S. banks and of U.S. branches of foreign banks may subject the Fund to additional investment risks, including future political and economic developments, possible imposition of withholding taxes on interest income, possible seizure or nationalization of foreign deposits, possible establishment of exchange controls or the adoption of other foreign governmental restrictions which might adversely affect the payment of principal and interest on such obligations. In addition, foreign branches of U.S. banks and U.S. branches of foreign banks may be subject to less stringent reserve requirements and to different accounting, auditing, reporting and record keeping standards than those applicable to domestic branches of U.S. banks. Investments in the obligations of U.S. branches of foreign banks or foreign branches of U.S. banks will be made only when the adviser or subadviser believes that the credit risk with respect to the investment is minimal.

Euro CDs, Yankee CDs and foreign bankers’ acceptances involve risks that are different from investments in securities of U.S. banks. The major risk, which is sometimes referred to as “sovereign risk,” pertains to possible future unfavorable political and economic developments, possible withholding taxes, seizures of foreign deposits, currency controls, interest limitations or other governmental restrictions which might affect payment of principal or interest. Investment in foreign commercial paper also involves risks that are different from investments in securities of commercial paper issued by U.S. companies. Non-U.S. securities markets generally are not as developed or efficient as those in the U.S. Such securities may be less liquid and more volatile than securities of comparable U.S. corporations. Non-U.S. issuers are not generally subject to uniform accounting and financial reporting standards, practices and requirements comparable to those applicable to U.S. issuers. In addition, there may be less public information available about foreign banks, their branches and other issuers.

Time deposits usually trade at a premium over Treasuries of the same maturity. Investors regard such deposits as carrying some credit risk, which Treasuries do not. Also, investors regard time deposits as being sufficiently less liquid than Treasuries; hence, investors demand some extra yield for buying time deposits rather than Treasuries.

Commercial paper may include variable- and floating-rate instruments, which are unsecured instruments that permit the interest on indebtedness thereunder to vary. Variable-rate instruments provide for periodic adjustments in the interest rate. Floating-rate instruments provide for automatic adjustment of the interest rate whenever some other specified interest rate changes. Some variable- and floating-rate obligations are direct lending arrangements between the purchaser and the issuer and there may be no active secondary market. However, in the case of variable- and floating-rate obligations with the demand feature, the Fund may demand payment of principal and accrued interest at a time specified in the instrument or may resell the instrument to a third party. In the event an issuer of a variable- or floating rate obligation defaulted on its payment obligation, the Fund might be unable to dispose of the note because of the absence of a secondary market and could, for this or other reasons, suffer a loss to the extent of the default. Substantial holdings of variable- and floating-rate instruments could reduce portfolio liquidity.

STRIPS – STRIPS are component parts of U.S. Treasury Securities traded through the Federal Book-Entry System. The adviser or subadviser will purchase only STRIPS that it determines are liquid or, if illiquid, that do not violate the Fund’s investment policy concerning investments in illiquid securities. While there is no limitation on the percentage of the Fund’s assets that may be comprised of STRIPS, the adviser or subadviser will monitor the level of such holdings to avoid the risk of impairing shareholders’ redemption rights and of deviation in the value of shares of the money market funds.

Options

A call option enables the purchaser, in return for the premium paid, to purchase securities from the writer of the option at an agreed price up to an agreed date. The advantage is that the purchaser may hedge against an increase in the price of securities it ultimately wishes to buy or may take advantage of a rise in a particular index. The Fund will only purchase call options to the extent premiums paid on all outstanding call options do not exceed 20% of such Fund’s total assets. The Fund will only sell or write call options on a covered basis (e.g., on securities it holds in its portfolio). A put option enables the purchaser of the option, in return for the premium paid, to sell the security underlying the option to the writer at the exercise price during the option period. The writer of the option has the obligation to purchase the security from the purchaser of the option. The advantage is that the purchaser can be protected should the market value of the security decline or should a particular index decline. Except as otherwise provided in the Prospectus or in this SAI, the Fund will only purchase put options to the extent that the premiums on all outstanding put options do not exceed 20% of the Fund’s total assets. The Fund will only purchase put options on a covered basis and write put options on a secured basis. Cash or other collateral will be segregated by the Fund for such options. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. The Fund will receive premium income from writing put options, although it may be required, when the put is exercised, to purchase securities at higher prices than the current market price. At the time of purchase, the Fund will receive premium income from writing call options, which may offset the cost of purchasing put options and may also contribute to the Fund’s total return. The Fund may lose potential market appreciation if the judgment of its adviser or subadviser is incorrect with respect to interest rates, security prices or the movement of indices. See also “Derivative Investments.”

An option on a securities index gives the purchaser of the option, in return for the premium paid, the right to receive cash from the seller equal to the difference between the closing price of the index and the exercise price of the option.

Closing transactions essentially let the Fund offset put options or call options prior to exercise or expiration. If the Fund cannot effect a closing transaction, it may have to hold a security it would otherwise sell or deliver a security it might want to hold.

The Fund may use exchange traded options, and as permitted by law, options traded over-the-counter. It is the position of the SEC that over-the-counter options are illiquid. Accordingly, the Fund will invest in such options only to the extent consistent with its 15% limit on investments in illiquid securities.

Options are generally considered to be derivative securities. Options may relate to particular securities, stock indices or financial instruments and may or may not be listed on a national securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity which entails greater than ordinary investment risk. Options on particular securities may be more volatile than the underlying securities, and on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying securities themselves.

The Fund will write call options only if they are “covered.” In the case of a call option on a security, the option is “covered” if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, cash or liquid securities in such amount will be segregated by the Fund) upon conversion or exchange of other securities held by it. For a call option on an index, the option is covered if the Fund maintains with its custodian a diversified stock portfolio or liquid assets equal to the contract value.

A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (i) equal to or less than the exercise price of the call written or (ii) greater than the exercise price of the call written provided the difference is maintained by the Fund in cash or liquid securities in a segregated account with its custodian or fund accounting agent. The Fund will write put options only if they are “secured” by liquid assets maintained in a segregated account by the Trust’s Custodian or fund accounting agent in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. See also “Derivative Investments.”

The Fund’s obligation to sell a security subject to a covered call option written by it, or to purchase a security subject to a secured put option written by it, may be terminated prior to the expiration date of the option by the Fund’s execution of a closing purchase transaction, which is effected by purchasing on an exchange an option of the same series as the previously written option. Such a purchase does not result in the ownership of an option. A closing purchase transaction will ordinarily be effected to realize a profit on an outstanding option, to prevent an underlying security from being called, to permit the sale of the underlying security, or to permit the writing of a new option containing different terms on such underlying security. The cost of such a liquidation purchase plus transaction costs may be greater than the premium received upon the original option, in which event the Fund will have incurred a loss in the transaction.

There is no assurance that a liquid secondary market will exist for any particular option. An option writer, unable to effect a closing purchase transaction, will not be able to sell the underlying security (in the case of a covered call option) or liquidate the segregated securities (in the case of a secured put option) until the option expires or the optioned security is delivered upon exercise with the result that the writer in such circumstances will be subject to the risk of market decline or appreciation in the security during such period.

Purchasing Call Options. Except as otherwise provided in the Prospectus or in this SAI, the Fund may purchase call options to the extent that premiums paid by the Fund do not aggregate more than 20% of the Fund’s total assets. When the Fund purchases a call option, in return for a premium paid by the Fund to the writer of the option, the Fund obtains the right to buy the security underlying the option at a specified exercise price at any time during the term of the option. The writer of the call option, who receives the premium upon writing the option, has the obligation, upon exercise of the option, to deliver the underlying security against payment of the exercise price. The advantage of purchasing call options is that the Fund may alter portfolio characteristics and modify portfolio maturities without incurring the cost associated with transactions, except the cost of the option.

Following the purchase of a call option, the Fund may liquidate its position by effecting a closing sale transaction by selling an option of the same series as the option previously purchased. The Fund will realize a profit from a closing sale transaction if the price received on the transaction is more than the premium paid to purchase the original call option; the Fund will realize a loss from a closing sale transaction if the price received on the transaction is less than the premium paid to purchase the original call option.

Although the Fund will generally purchase only those call options for which there appears to be an active secondary market, there is no assurance that a liquid secondary market on an exchange will exist for any particular option, or at any particular time, and for some options no secondary market on an exchange may exist. In such event, it may not be possible to effect closing transactions in particular options, with the result that the Fund would have to exercise its options in order to realize any profit and would incur brokerage commissions upon the exercise of such options and upon the subsequent disposition of the underlying securities acquired through the exercise of such options. Further, unless the price of the underlying security changes sufficiently, a call option purchased by the Fund may expire without any value to the Fund, in which event the Fund would realize a capital loss which will be short-term unless the option was held for more than one year.

Covered Call Writing. The Fund may write covered call options from time to time on such portions of their portfolios, without limit, as the adviser or subadviser determines is appropriate in pursuing the Fund’s investment objective. The advantage to the Fund of writing covered calls is that the Fund receives a premium that is additional income. However, if the security rises in value, the Fund may not fully participate in the market appreciation.

During the option period, a covered call option writer may be assigned an exercise notice by the broker-dealer through whom such call option was sold, requiring the writer to deliver the underlying - security against payment of the exercise price. This obligation is terminated upon the expiration of the option or upon entering a closing purchase transaction. A closing purchase transaction, in which the Fund, as writer of an option, terminates its obligation by purchasing an option of the same series as the option previously written, cannot be effected with respect to an option once the option writer has received an exercise notice for such option.

Closing purchase transactions will ordinarily be effected to realize a profit on an outstanding call option, to prevent an underlying security from being called, to permit the sale of the underlying security or to enable the Fund to write another call option on the underlying security with either a different exercise price or expiration date or both. The Fund may realize a net gain or loss from a closing purchase transaction depending upon whether the net amount of the original premium received on the call option is more or less than the cost of effecting the closing purchase transaction. Any loss incurred in a closing purchase transaction may be partially or entirely offset by the premium received from a sale of a different call option on the same underlying security. Such a loss may also be wholly or partially offset by unrealized appreciation in the market value of the underlying security. Conversely, a gain resulting from a closing purchase transaction could be offset in whole or in part by a decline in the market value of the underlying security.

If a call option expires unexercised, the Fund will realize a short-term capital gain in the amount of the premium on the option less the commission paid. Such a gain, however, may be offset by depreciation in the market value of the underlying security during the option period, if such security is sold or there is another recognition event. If a call option is exercised, the Fund will realize a gain or loss from the sale of the underlying security equal to the difference between the cost of the underlying security and the proceeds of the sale of the security plus the amount of the premium on the option less the commission paid.

The Fund will write call options only on a covered basis, which means that the Fund will own the underlying security subject to a call option at all times during the option period. Unless a closing purchase transaction is effected, the Fund would be required to continue to hold a security which it might otherwise wish to sell or deliver a security it would want to hold. The exercise price of a call option may be below, equal to, or above the current market value of the underlying security at the time the option is written.

Purchasing Put Options. The Fund may invest up to 20% of its total assets in the purchase of put options. The Fund will, at all times during which it holds a put option, own the security covered by such option. Except as otherwise provided in the Prospectus or in this SAI, with regard to the writing of put options, the Fund will limit the aggregate value of the obligations underlying such put options to 50% of its total assets. The purchase of the put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

A put option purchased by the Fund gives it the right to sell one of its securities for an agreed price up to an agreed date. The Fund may purchase put options in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (“protective puts”). The ability to purchase put options allows the Fund to protect unrealized gains in an appreciated security in their portfolios without actually selling the security. If the security does not drop in value, the Fund will lose the value of the premium paid. The Fund may sell a put option which it has previously purchased prior to the sale of the securities underlying such option. Such sale will result in a net gain or loss depending on whether the amount received on the sale is more or less than the premium and other transaction costs paid on the put option.

The Fund may sell a put option purchased on individual portfolio securities. Additionally, the Fund may enter into closing sale transactions. A closing sale transaction is one in which the Fund, when it is the holder of an outstanding option, liquidates its position by selling an option of the same series as the option previously purchased.

The purchase of a put option on substantially identical securities held by the Fund will constitute a short sale for federal income tax purposes, which may result in a short-term capital gain on the sale of the security if such substantially identical securities were held by the Fund for not more than one year as of the date of the short sale or were acquired by the Fund after the short sale and on or before the closing date of the short sale.

Writing Put Options. The Fund may also write put options on a secured basis which means that the Fund will segregate liquid assets with its custodian or fund accounting agent, in an amount not less than the exercise price of the option at all times during the option period. Whenever the Fund is required to segregate assets, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. The amount of liquid assets in the segregated account will be adjusted on a daily basis to reflect changes in the market value of the securities covered by the put option written by the Fund. Secured put options will generally be written in circumstances where the adviser or subadviser wishes to purchase the underlying security for the Fund’s portfolio at a price lower than the current market price of the security. In such event, the Fund would write a secured put option at an exercise price which, reduced by the premium received on the option, reflects the lower price it is willing to pay. See also “Derivative Investments.”

Following the writing of a put option, the Fund may wish to terminate the obligation to buy the security underlying the option by effecting a closing purchase transaction. This is accomplished by buying an option of the same series as the option previously written. However, the Fund may not effect such a closing transaction after it has been notified of the exercise of the option.

Foreign Currency Options. The Fund may buy or sell put and call options on foreign currencies either on exchanges or in the over-the-counter market. A put option on a foreign currency gives the purchaser of the option the right to sell a foreign currency at the exercise price until the option expires. A call option on a foreign currency gives the purchaser of the option the right to purchase the currency at the exercise price until the option expires. Currency options traded on U.S. or other exchanges may be subject to position limits that may limit the ability of the Fund to reduce foreign currency risk using such options.

Publicly Traded Partnerships

Publicly traded partnerships are generally limited partnerships (or limited liability companies), the units of which may be listed and traded on a securities exchange or are readily tradable on a secondary market (or its substantial equivalent). The Fund may invest in publicly traded partnerships that are treated as partnerships for federal income tax purposes, subject to certain limitations contained in the Internal Revenue Code of 1986, as amended (the “Code”), for qualification as a regulated investment company. These include master limited partnerships (“MLPs”) and other entities qualifying under limited exceptions in the Code. Many MLPs derive income and gain from the exploration, development, mining or production, processing, refining, transportation or marketing of any mineral or natural resource or from real property. The value of MLP units fluctuates predominantly based on prevailing market conditions and the success of the MLP. The Fund may purchase common units of a MLP on an exchange as well as directly from the MLP or other parties in private placements. Unlike owners of common stock of a corporation, owners of common units of a MLP have limited voting rights and have no ability to annually elect directors. MLPs generally distribute all available cash flow (cash flow from operations less maintenance capital expenditures) in the form of quarterly distributions, but the Fund will be required to include in its taxable income its allocable share of the MLP’s income regardless of whether any distributions are made by the MLP. Thus, if the distributions received by the Fund are less than that Fund’s allocable share of the MLP’s income, the Fund may be required to sell other securities so that it may satisfy the requirements to qualify as a regulated investment company and avoid federal income and excise taxes. Common units typically have priority as to minimum quarterly distributions. In the event of liquidation, common units have preference over subordinated units, but not debt or preferred units, to the remaining assets of the MLP.

An investment in MLP units involves some risks that differ from an investment in the common stock of a corporation. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of MLP units of a particular MLP are also exposed to a remote possibility of liability for the obligations of that MLP under limited circumstances not expected to be applicable to the Fund. The Fund will not acquire any interests in MLPs that are believed to expose the assets of the Fund to liabilities incurred by the MLP. In addition, the value of the Fund’s investment in MLPs depends largely on the MLPs being treated as partnerships for federal income tax purposes. If an MLP does not meet certain federal income tax requirements to maintain partnership status, or if it is unable to do so because of tax law changes, it would be taxed as a corporation. In that case, the MLP would be obligated to pay income tax at the entity level and distributions received by the Fund generally would be taxed as dividend income. As a result, there could be a reduction in the Fund’s cash flow and there could be a material decrease in the value of the Fund’s shares.

Real Estate Investment Trusts

Securities of real estate investment trusts (“REITs”) may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. Investment in REITs may subject the Fund to risks associated with the direct ownership of real estate, such as decreases in real estate values, overbuilding, increased competition and other risks related to local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Equity REITs generally experience these risks directly through fee or leasehold interests, whereas mortgage

REITs generally experience these risks indirectly though mortgage interests unless the mortgage REIT forecloses on the underlying real estate. Changes in interest rates may also affect the value of the Fund’s investment in REITs. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income under the Code, or its failure to maintain exemption from registration under the 1940 Act. Rising interest rates may cause the value of the REIT securities in which the Fund may invest to fall. Conversely, falling interest rates may cause their value to rise. Changes in the value of portfolio securities does not necessarily affect cash income derived from these securities but may affect the Fund’s net asset value.

Repurchase Agreements

The Fund may enter into repurchase agreements pursuant to which the Fund purchases portfolio assets from a bank or broker-dealer concurrently with an agreement by the seller to repurchase the same assets from the Fund at a later date at a fixed price. If the seller should default on its obligation to repurchase the underlying security, the Fund may experience delay or difficulty in exercising its right to realize upon the security. Additionally, the Fund may incur a loss if the value of the security should decline, as well as disposition costs in liquidating the security.

The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates (which may be more or less than the rate on the securities underlying the repurchase agreement).

The financial institutions with which the Fund may enter into repurchase agreements are banks and non-bank dealers of U.S. government securities that are listed on the Federal Reserve Bank of New York’s list of reporting dealers and banks, if such banks and non-bank dealers are deemed creditworthy by the adviser or subadviser. The adviser or subadviser will continue to monitor the creditworthiness of the seller under a repurchase agreement and will require the seller to maintain during the term of the agreement the value of the securities subject to the agreement at not less than the repurchase price.

Restricted Securities

The Fund will limit investments in securities of issuers which the Fund is restricted from selling to the public without registration under the 1933 Act to no more than 5% of the Fund’s total assets, excluding restricted securities eligible for resale pursuant to Rule 144A under the 1933 Act, that have been determined to be liquid by the Fund’s adviser or subadviser, pursuant to guidelines adopted by the Board. Securities of foreign issuers that are restricted as to resale in the U.S., but are freely tradable in their local market, are not subject to this restriction.

Reverse Repurchase Agreements

Reverse repurchase agreements involve the sale of securities held by the Fund pursuant to the Fund’s agreement to repurchase the securities at an agreed upon price, date and rate of interest. During the reverse repurchase agreement period, the Fund continues to receive principal and interest payments on these securities. Such agreements are considered to be borrowings under the 1940 Act and may be entered into only for temporary or emergency purposes. While reverse repurchase transactions are outstanding, the Fund will segregate cash or liquid securities in an amount at least equal to the market value of the securities, plus accrued interest. (Liquid securities as used in the Prospectus and this SAI include equity securities and debt securities that are unencumbered and marked-to-market daily.) Whenever the Fund is required to segregate assets for 1940 Act purposes, notations on the books of the Trust’s custodian or fund accounting agent are sufficient to constitute a segregated account. Reverse repurchase agreements involve the risk that the market value of the securities sold by the Fund may decline below the price at which the Fund is obligated to repurchase such securities. See also “Derivative Investments.”

Royalty Income Trusts

A royalty income trust is a trust whose securities are listed on a securities exchange, generally in Canada or the U.S., and which controls an underlying company whose business is the acquisition, exploitation, production and sale of oil and natural gas. Royalty income trusts generally pay out to unit holders the majority of the cash flow that they receive from the production and sale of underlying oil and natural gas reserves. The amount of distributions paid on royalty income trust units will vary from time to time based on production levels, commodity prices, royalty rates and certain expenses, deductions and costs, as well as on the distribution payout ratio policies adopted. As a result of distributing the bulk of their cash flow to unitholders, the ability of a royalty income trust to finance internal growth through exploration is limited. Royalty income trusts generally grow through acquisition of additional oil and gas properties or producing companies with proven reserves of oil and gas, funded through the issuance of additional equity or, where the trust is able, additional debt. Royalty income trusts are exposed to many of the same risks as energy and natural resources companies, such as commodity pricing risk, supply and demand risk and depletion and exploration risk.

Rule 144A Securities

The Fund may purchase securities which are not registered under the 1933 Act but which can be sold to “qualified institutional buyers” in accordance with Rule 144A under the 1933 Act. Any such security will not be considered illiquid so long as it is determined by the adviser or subadviser, under guidelines approved by the Board, that an adequate trading market exists for that security. This investment practice could have the effect of increasing the level of illiquidity in the Fund during any period that qualified institutional buyers become uninterested in purchasing these restricted securities.

Securities Lending

The Fund may seek additional income at times by lending its portfolio securities to broker-dealers and financial institutions provided that: (1) the loan is secured by collateral that is continuously maintained in an amount at least equal to the current market value of the securities loaned, (2) the Fund may call the loan at any time with proper notice and receive the securities loaned, (3) the Fund will continue to receive interest and/or dividends paid on the loaned securities and may simultaneously earn interest on the investment of any cash collateral and (4) the aggregate market value of all securities loaned by the Fund will not at any time exceed 25% of the total assets of the Fund.

Collateral will normally consist of cash or cash equivalents, securities issued by the U.S. government or its agencies or instrumentalities or irrevocable letters of credit. Securities lending by the Fund involves the risk that the borrower may fail to return the loaned securities or maintain the proper amount of collateral. Therefore the Fund will only enter into such lending after a review by the investment adviser or subadviser of the borrower’s financial statements, reports and other information as may be necessary to evaluate the creditworthiness of the borrower. Such reviews will be conducted on an ongoing basis as long as the loan is outstanding.

Short-Term Trading

Securities may be sold in anticipation of a market decline or purchased in anticipation of a market rise and later sold. In addition, a security may be sold and another purchased at approximately the same time to take advantage of what the Fund believes to be a temporary disparity in the normal yield relationship between the two securities. Such trading may be expected to increase the Fund’s portfolio turnover rate and the expenses incurred in connection with such trading and may result in recognition of greater levels of short-term capital gain, which is taxed to shareholders as ordinary income when distributed by the Fund.

Temporary Defensive Positioning

The investments and strategies described throughout the Prospectus are those the subadviser intends to use under normal circumstances. When the subadviser determines that market or other conditions warrant, the Fund may invest up to 100% of its assets in money market instruments, or hold U.S. dollars. When the Fund is investing for temporary, defensive purposes, it is not pursuing its investment goal.

Unit Investment Trusts

A Unit Investment Trust (“UIT”) is a type of investment company. Investments in UITs are subject to regulations limiting the Fund’s acquisition of investment company securities. Standard and Poor’s Depositary Receipts (“SPDRs”), DIAMONDS, MDYs and similar investments are interests in UITs that may be obtained directly from the UIT or purchased in the secondary market. SPDRs consist of a portfolio of securities substantially similar to the component securities of the Standard and Poor’s 500 Composite Stock Price Index. DIAMONDS and MDYs consist of a portfolio of securities substantially similar to the component securities of the Dow Jones Industrial Average and of the Standard and Poor’s MidCap 400 Index, respectively.

The price of a UIT interest is derived and based upon the securities held by the UIT. Accordingly, the level of risk involved in the purchase or sale of a UIT interest is similar to the risk involved in the purchase or sale of traditional common stock, with the exception that the pricing mechanism for UITs is based on a basket of stocks. Disruptions in the markets for the securities underlying UITs purchased or sold by the Fund could result in losses on UITs. Trading in UITs involves risks similar to those risks, described above under “Options,” involved in the writing of options on securities.

Interests in UITs are not individually redeemable, except upon termination of the UIT. To redeem, the Fund must accumulate a certain amount of UIT interests. The liquidity of small holdings of UITs, therefore, depends upon the existence of a secondary market. Upon redemption of a UIT interest, the Fund receives securities and cash identical to the deposit required of an investor wishing to purchase a UIT interest that day.

Other Investments

The Board may, in the future, authorize the Fund to invest in securities other than those listed here and in the Prospectus, provided that such investment would be consistent with the Fund’s investment objective and that it would not violate any fundamental investment policies or restrictions applicable to the Fund.

INVESTMENT RESTRICTIONS

The investment objective of the Fund and investment restrictions set forth below are fundamental policies and may not be changed as to the Fund without the approval of a majority of the outstanding voting shares (as defined in the 1940 Act) of the Fund. Unless otherwise indicated, all percentage limitations governing the investments of the Fund apply only at the time of transaction. Accordingly, if a percentage restriction is adhered to at the time of investment, a later increase or decrease in the percentage which results from a relative change in values or from a change in the Fund’s total assets will not be considered a violation.

The Fund may not:

(1)        Purchase or sell real estate (but this restriction shall not prevent the Fund from investing directly or indirectly in portfolio instruments secured by real estate or interests therein or acquiring securities of real estate investment trusts or other issuers that deal in real estate).

(2)        Purchase the securities of issuers conducting their principal business activities in the same industry (other than obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities) if immediately after such purchase the value of the Fund’s investments in such industry would exceed 25% of the value of the total assets of the Fund.

(3)        Act as an underwriter of securities, except that, in connection with the disposition of a security, the Fund may be deemed to be an “underwriter” as that term is defined in the 1933 Act.

(4)        As to 75% of the total assets of the Fund, purchase the securities of any one issuer (other than cash, other investment companies and securities issued by the U.S. government or its agencies or instrumentalities) if immediately after such purchase, more than 5% of the value of the Fund’s total assets would be invested in securities of such issuer.

(5)        Purchase or sell commodities or commodity contracts, except that the Fund may enter into futures contracts and options thereon in accordance with the Fund’s investment objectives and policies.

(6)        Make investments in securities for the purpose of exercising control.

(7)        Purchase the securities of any one issuer if, immediately after such purchase, the Fund would own more than 10% of the outstanding voting securities of such issuer.

(8)        Sell securities short or purchase securities on margin, except such short-term credits as are necessary for the clearance of transactions. For this purpose, the deposit or payment by the Fund for initial or maintenance margin in connection with futures contracts is not considered to be the purchase or sale of a security on margin.

(9)        Make loans, except that this restriction shall not prohibit (a) the purchase and holding of debt instruments in accordance with the Fund’s investment objectives and policies, (b) the lending of portfolio securities or (c) entry into repurchase agreements with banks or broker-dealers.

(10)      Borrow money or issue senior securities, except that the Fund may borrow from banks and enter into reverse repurchase agreements for temporary purposes in amounts up to one-third of the value of its total assets at the time of such borrowing.

(11)      Invest in puts, calls, straddles or combinations thereof except to the extent disclosed in the SAI.

(12)      Issue senior securities (as defined in the 1940 Act) except in connection with permitted borrowings as described above or as permitted by rule, regulation or order of the SEC.

NON-FUNDAMENTAL INVESTMENT POLICIES

The Fund has a policy to invest, under normal circumstances, at least 80% of its assets, plus the amount of any borrowings for investment purposes, in securities of large-cap companies that the portfolio manager believes are undervalued compared to their perceived worth. Shareholders of the applicable Fund will be given at least 60 days’ notice of any changes to this policy.

TRUSTEES AND OFFICERS OF THE TRUST

Under Delaware law, the business and affairs of the Trust are managed under the direction of the Board. Information pertaining to the Trustees and officers of the Trust is set forth below. The term “officer” means the president, vice president, secretary, treasurer, controller or any other officer who performs a policy making function.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Independent Trustees

Jack W. Aber c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 73 Trustee	Since 2010	Professor of Finance, Boston University School of Management (1972-present)	26	Trustee of Appleton Growth Fund (1 portfolio); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of Third Avenue Trust (5 portfolios); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; currently professor of finance.

William E. Chapman, II c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 69 Trustee; Independent Chairman	Since 2010	President and Owner, Longboat Retirement Planning Solutions (1998-present); Trustee of Bowdoin College (2002-present); Hewitt Associates, LLC (part time) (provider of Retirement and Investment Education Seminars) (resigned Nov. 2009)	26	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and	Significant board experience; significant executive experience with several financial services firms; service as Independent Chairman of the Board.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

				Managers Trust II (41 portfolios)

Edward J. Kaier c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 65 Trustee	Since 2010	Attorney at Law and Partner, Teeters Harvey Gilboy & Kaier LLP (2007-present); Attorney at Law and Partner, Hepburn Willcox Hamilton & Putnam, LLP (1977-2007)	26	Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; practicing attorney.

Gregory T. Mutz c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 65 Trustee	Since 1993	Chairman and CEO of AMLI Residential Properties Trust (a Multifamily REIT), a successor company to AMLI Realty Co. (2004-present); Vice Chairman of UICI (NYSE: UCI) (an insurance holding company) (2003-2004)	26	Member of Board of Genesis Financial Solutions (a privately-held company based in Portland, Oregon providing debt recovery, consumer lending and credit card services) (2005-present); a member of the Board of WAN S.A., a residential real estate company headquartered in Warsaw, Poland (2008-present); a member of the Board of Suknip International Limited, a residential real estate company headquartered in St. Petersburg, Russia (2008-present); Formerly, Director of Alico, Inc. (NASDAQ: ALCO)	Significant board experience; previous service as lead independent trustee; significant executive experience with several financial services firms.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

				(agribusiness) (2005-2009)

Steven J. Paggioli c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 60 Trustee	Since 2010	Independent Consultant (2002-present); formerly Executive Vice President and Director, The Wadsworth Group (1986-2001); Executive Vice President, Secretary and Director, Investment Company Administration, LLC (1990-2001); Vice President, Secretary and Director, First Fund Distributors, Inc. (1991-2001)	26	Trustee, Professionally Managed Portfolios (40 portfolios); Advisory Board Member, Sustainable Growth Advisors, LP; Independent Director, Chase Investment Counsel; Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; significant executive experience with several financial services firms; former service with financial service regulator.

Eric Rakowski c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 52 Trustee	Since 2010	Professor, University of California at Berkeley School of Law (1990-present)	26	Director of Harding, Loevner Funds, Inc. (6 portfolios); Trustee of Third Avenue Trust (5 portfolios); Trustee of Third Avenue Variable Trust (1 portfolio); Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; former practicing attorney; currently professor of law.

Robert B. Scherer c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 69 Trustee	Since 1999	President of The Rockridge Group, Ltd. (title insurance industry consulting services) (1994-present)	26	Director, Title Reinsurance Company (insurance for title agents)(1998-present)	Significant board experience; continuing service as Chair of the Audit Committee; significant executive experience as chief financial officer of insurance and financial services

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
					firm.

Thomas R. Schneeweis c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 63 Trustee	Since 2010	Professor of Finance, University of Massachusetts (1977-present); Director, CISDM at the University of Massachusetts, (1996-present); President, TRS Associates (1982-present); President, Alternative Investment Analytics, LLC (formerly Schneeweis Partners, LLC) (2001-present); Partner, White Bear Partners, LLC (2007-2010); Partner, S Capital Management, LLC (2007-present); Partner, Northampton Capital Management, LLC (2004-2010)	26	Trustee of The Managers Funds, Managers AMG Funds, Managers Trust I and Managers Trust II (41 portfolios)	Significant board experience; currently professor of finance; significant executive experience with several investment partnerships.

Interested Trustees

Stuart D. Bilton, CFA(3) c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 64 Trustee; Chief Executive Officer	Trustee since 1993; Chief Executive Officer since 2010	Chief Executive Officer, Aston Asset Management, LP (2006-present); Chairman, Aston Funds (1993-2010); Vice Chairman of ABN AMRO Asset Management Holdings, Inc. (2003-2006); President and Chief Executive Officer of ABN AMRO Asset Management Holdings, Inc. (2001-2003); President of Alleghany Asset Management, Inc. (1996-2001) (purchased by ABN AMRO in February 2001)	26	Director, Baldwin & Lyons, Inc. (property and casualty insurance firm) (1987-present); Director, Highbury Financial Inc. (2009-2010)	Significant board experience; significant executive experience with several financial services firms; former Chairman of the Board.

Jeffrey S. Murphy(3) c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 44 Trustee	Since 2010	Senior Vice President, Affiliated Managers Group, Inc. (2007-present); Vice President, Affiliated Managers Group, Inc. (1995-2007)	26		Significant financial industry experience; significant executive experience with several financial services firms.

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership

Officer(s) Who Are Not Trustees

Kenneth C. Anderson c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 46 President	Since 1993	President, Aston Asset Management, LP (2006-present); Director, Highbury Financial Inc. (2009-2010); President and Chief Executive Officer of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) (1995-2006); Executive Vice President of ABN AMRO Asset Management (USA) LLC (2001-2005); Director, ABN AMRO Trust Services Company (2001-2005); Director, TAMRO Capital Partners LLC and Veredus Asset Management LLC (2001-2006); CPA	N/A	N/A	N/A

Gerald F. Dillenburg c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 44 Senior Vice President, Secretary, Chief Operating Officer and Chief Compliance Officer	Since 1996	Chief Compliance Officer and Chief Operating Officer, Aston Asset Management, LP (2006-present); Chief Financial Officer, Aston Asset Management, LP (2006-2010); Senior Managing Director (“SMD”) of ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) (1996-2006); SMD of ABN AMRO Asset Management Holdings, Inc. and ABN AMRO Asset Management, Inc. (formerly known as Chicago Capital Management, Inc.) (2001-2006); CPA	N/A	N/A	N/A

Laura M. Curylo c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602	Since 2010	Chief Financial Officer, Aston Asset Management, LP (2010-present); Vice President	N/A	N/A	N/A

Name, Address, Age and Position(s) with Trust	Term of Office(1) and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund(2) Complex Overseen by Trustee	Other Trusteeships/ Directorships Held by Trustee During Past Five Years	Experience, Qualifications, Attributes, Skills for Board Membership
Age: 42 Chief Financial Officer and Treasurer		and Controller, Aston Asset Management, LP (2006-present); Vice President, ABN AMRO Investment Fund Services, Inc. (formerly known as Alleghany Investment Services, Inc.) (1997-2006); CPA

Christine C. Carsman c/o Aston Funds 120 N. LaSalle Street Chicago, IL 60602 Age: 58 Chief Legal Officer	Since 2010	Senior Vice President (2007-present) and Chief Regulatory Counsel (2004-present), Vice President (2004-2007), Affiliated Managers Group, Inc.; Secretary, Managers AMG Funds, The Managers Funds, Managers Trust I and Managers Trust II (2005-present); Senior Counsel, Vice President and Director of Operational Risk Management and Compliance, Wellington Management Company, LLP (1995-2004)	N/A	N/A	N/A

(1)	A Trustee serves for an indefinite term until the earliest of: (i) removal by two-thirds of the Board or shareholders, (ii) resignation, death or incapacity, (iii) the election and qualification of his successor, in accordance with the By-Laws of the Trust or (iv) the last day of the fiscal year in which he attains the age of 75 years. Officers serve for an indefinite term until the earliest of: (i) removal by the Board, (ii) resignation, death or incapacity, or (iii) the election and qualification of their successor, in accordance with the By-Laws of the Trust.
(2)	The term Fund Complex includes all series of the Aston Funds.
(3)	“Interested person” of the Trust as defined in the 1940 Act. Mr. Bilton is considered an “interested person” because of affiliations with Aston Asset Management, LP which acts as the Fund’s investment adviser. Mr. Murphy is considered an “interested person” because of affiliations with Affiliated Managers Group, Inc., the ultimate parent of the investment adviser, and related entities.

Board of Trustees, Leadership Structure and Committees.

Experience and Qualifications

The table above provides a summary of the experience, qualifications, attributes and skills of each Trustee in light of the Trust’s business and structure. The Board believes that the significance of each Trustee’s experience, qualifications, attributes or skills is an individual matter (meaning that experience that is important for one Trustee may not have the same value for another) and that these factors are best evaluated at the board level, with no single Trustee, or particular factor, being indicative of board effectiveness. However, the Board believes that Trustees need to be able to critically review, evaluate, question and discuss information provided to them, and to interact effectively with Trust management, service providers and counsel, in order to exercise effective business judgment in the performance of their duties. The Board believes that each of its members has these abilities based upon their skills, experience, judgment, analytical ability, diligence, ability to work effectively with other Board members, and a commitment to the interests of shareholders. Experience relevant to having these abilities may be achieved through a Trustee’s educational background; business, professional training or practice (e.g., finance or law), or academic positions; experience from service as a board member (including the Board of the Trust) or as an executive of investment funds, other financial services firms, not-for-profit entities or other organizations; and/or other life experiences.

Board Structure

The Board has general oversight responsibility with respect to the business and affairs of the Trust. Because all funds in the Fund Complex are series of the Trust, a single Board oversees the operations of all the Aston Funds. The Board establishes policies and reviews and approves contracts and their continuance. The Trustees regularly request and/or receive reports from Aston Asset Management, LP (“Aston” or “Adviser”), the Trust’s other service providers and the Trust’s Chief Compliance Officer (“CCO”). The Board currently is composed of ten Trustees, eight of whom are not “interested persons” (as that term is defined in the 1940 Act) and are designated in the table above as “Independent Trustees.” An Independent Trustee serves as the Chairman of the Board (the “Independent Chairman”). The Independent Chairman, among other things, chairs meetings of the Trustees, consults with the Chief Executive Officer on the agenda, and facilitates communication among the Independent Trustees, management of the Fund and the full Board. The Board believes that a chairman without any conflicts of interests arising from a position with Trust management promotes the independent oversight function of the Board.

The Board has established three standing committees. The Audit Committee is responsible for monitoring the Funds’ accounting policies, financial reporting and internal control system; monitoring the work of the Funds’ independent accountants; and providing an open avenue of communication among the independent accountants, fund management and the Board. The Nominating and Governance Committee is primarily responsible for the identification and recommendation of individuals for Board membership and for overseeing the administration of the Trust’s Governance Guidelines. The Nominating and Governance Committee will consider nominees recommended by shareholders whose resumes have been submitted by U.S. mail or courier service to the Trust’s Secretary for the attention of the Chairman of the Nominating and Governance Committee. All of the Independent Trustees serve as members of the Audit Committee and Nominating and Governance Committee. Mr. Scherer serves as Chairman of the Audit Committee. Mr. Mutz serves as Chairman of the Nominating and Governance Committee. The Valuation Committee is responsible for fair valuing securities of the Fund as may be necessary from time to time. The Valuation Committee members are Messrs. Bilton (Chairman), Scherer, Aber (alternate) and Schneeweis (alternate). The Trust’s day-to-day operations are managed by the Adviser and other service providers. The Board and the committees meet regularly throughout the year to review the Trust’s activities, including, among others, fund performance, valuation matters and compliance with regulatory requirements, and to review contractual arrangements with service providers. The Audit Committee, Nominating and Governance Committee and Valuation Committee held two, two and one meeting(s), respectively, during the fiscal year ended October 31, 2010.

Risk Oversight

Through its oversight role, through its committees and through the Trust’s officers and service providers, the Board performs a risk oversight function for the Trust consisting, among other things, of the following activities: (1) receiving and reviewing reports related to the performance and operations of the Funds at regular Board meetings, and on an ad hoc basis as needed; (2) reviewing and approving, as applicable, the compliance policies and procedures of the Trust; (3) meeting with portfolio management teams to review investment strategies, techniques and the processes used to manage related risks; (4) meeting with representatives of key service providers, including the Adviser, administrator, distributor, transfer agent, custodian and independent registered public accounting firm of the Funds, to review and discuss the activities of the Funds and to provide direction with respect thereto; and (5) receiving reports from the CCO on a variety of matters at regular and special meetings of the Board and its committees, as applicable, including matters relating to risk management. The Treasurer also reports regularly to the Audit Committee on the Trust’s internal controls and accounting and financial reporting policies and practices. The Audit Committee also receives reports from the Trust’s independent registered public accounting firm on internal control and financial reporting matters. On at least a quarterly basis, the Board meets with the Trust’s CCO, including separate meetings with the Independent Trustees in executive session, to discuss issues related to portfolio compliance and, on at least an annual basis, receives a report from the CCO regarding the effectiveness of the Trust’s compliance program. In addition, the Board receives reports from the Adviser and subadvisers on the investments and securities trading of the Funds, as well as reports from the Valuation Committee meetings. The Board also receives reports from the Trust’s primary service providers on a periodic or regular basis, including the Adviser to the Funds as well as the Trust’s custodian, distributor and transfer agent. The Board also requires the Adviser to report to the Board on other matters relating to risk management on a regular and as needed basis, including reports on testing the compliance procedures of the Trust and its service providers.

Fund Ownership

Set forth in the table below is the dollar range of equity securities held in the Fund and the aggregate dollar range of securities in the same family of investment companies as the Fund beneficially owned by each current Trustee at December 31, 2010.

Trustee	Dollar Range of Equity Securities in the Fund	Aggregate Dollar Range of Equity Securities in All Registered Investment Companies Overseen by Trustee in Family of Investment Companies
Independent Trustees
Jack W. Aber*	None	Over $100,000
William E. Chapman, II*	None	Over $100,000
Edward J. Kaier*	None	$50,001 - $100,000
Gregory T. Mutz	None	Over $100,000
Steven J. Paggioli*	None	$50,001 - $100,000
Eric Rakowski*	None	$50,001 - $100,000
Robert B. Scherer	None	Over $100,000
Thomas R. Schneeweis*	None	Over $100,000

Interested Trustees
Stuart D. Bilton	Over $100,000	Over $100,000
Jeffrey S. Murphy*	None	None

*	Elected to the Board, effective April 15, 2010.

Remuneration

The Trustees of the Trust who are not affiliated with the Adviser or any subadviser receive an annual retainer and meeting fees. The Independent Chairman and standing committee chairs receive an additional retainer. The Trustees of the Trust who are not affiliated with the Adviser or any subadviser receive meeting fees and are reimbursed for out-of-pocket expenses for each meeting of the Board they attend. No officer or employee of the Adviser or any subadviser or their affiliates receives any compensation from the Fund for acting as a Trustee of the Trust. The officers of the Trust receive no compensation directly from the Fund for performing the duties of their offices, except that the Trust compensates the Administrator for providing an officer to serve as the Fund’s Chief Compliance Officer.

The table below shows the total fees that were paid to each of the current Trustees during the fiscal year ended October 31, 2010. There were no ‘compensated persons’ who received more than $120,000 in aggregate compensation from the Trust for the same period.

Trustee	Aggregate Compensation Received From the Trust	Pension or Retirement Benefits Accrued (as part of Fund Expenses)	Annual Benefits Upon Retirement	Total Compensation from Trust and Fund Complex
Independent Trustees
Jack W. Aber*	$36,750	N/A	N/A	$36,750
William E. Chapman, II*	46,750	N/A	N/A	46,750
Edward J. Kaier*	36,750	N/A	N/A	36,750
Gregory T. Mutz	93,750	N/A	N/A	93,750
Steven J. Paggioli*	36,750	N/A	N/A	36,750
Eric Rakowski*	36,750	N/A	N/A	36,750
Robert B. Scherer	92,750	N/A	N/A	92,750
Thomas R. Schneeweis*	36,750	N/A	N/A	36,750

Interested Trustees
Stuart D. Bilton	N/A	N/A	N/A	N/A
Jeffrey S. Murphy*	N/A	N/A	N/A	N/A

*	Elected to the Board, effective April 15, 2010.

As January 31, 2011, the Trustees and officers of the Trust as a group owned 10.19% of the outstanding Class N shares of the Fund. As of January 31, 2011, the Trustees and officers as a group did not own any of the Fund’s Class I shares.

Code of Ethics

The Trust, the Adviser, the Fund’s subadviser, and principal underwriter have each adopted a code of ethics (the “Codes of Ethics”) under Rule 17j-1 of the 1940 Act. The Codes of Ethics permit personnel, subject to the Codes of Ethics and their restrictive provisions, to invest in securities, including securities that may be purchased or held by the Trust on behalf of the Fund.

PROXY VOTING POLICIES AND PROCEDURES

The Trust has delegated the voting of portfolio securities to the subadviser on behalf of the Fund. The subadviser has adopted proxy voting policies and procedures (“Proxy Voting Policies and Procedures”) for use in connection with determining how to vote proxies related to portfolio securities, including the procedures to be used if a vote presents a conflict of interest between the interests of the Fund’s shareholders and those of the subadviser. Copies of the Proxy Voting Policies and Procedures are included under Appendix A.

Information regarding how the Trust voted proxies, on behalf of the Fund, related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust’s Web site at www.astonfunds.com and on the SEC’s Web site at www.sec.gov.

CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

Listed below are the names and addresses of those shareholders who, as of January 31, 2011, owned of record or beneficially 5% or more of a class of shares of the Fund. Shareholders who have the power to vote a large percentage of shares (at least 25% of the voting shares of the Fund) of the Fund can control the Fund and determine the outcome of a shareholder meeting.

Shareholder Name and Address	Class	Shares Owned	Percent of Class
National Financial Services Corp (FBO) Our Customers ATTN Mutual Funds Department 5th Floor 200 Liberty Street One World Financial Center New York, NY 10281	N	868,484.213	88.7808%

Stuart D Bilton & Bette E Bilton JT TEN Barrington, IL 60010-5135	N	98,718.122	10.0915%

INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

As described in the Prospectus, the Trust employs Aston Asset Management, LP to manage the investment and reinvestment of the assets of the Fund and to continuously review, supervise and administer the Fund’s investment programs under an Investment Advisory Agreement dated April 15, 2010. Aston has engaged the subadviser to manage the day-to-day investment management of the Fund’s portfolio. The advisory services provided by Aston for the Fund and the fees for such services are described in the Prospectus.

Aston is a majority-owned and independently managed indirect subsidiary of Affiliated Managers Group, Inc. (“AMG”). A wholly-owned subsidiary of AMG, Manor LLC, serves as the General Partner of Aston and senior management and key employees of Aston have an equity interest in Aston. Aston was formed in April 2006 for the purpose of acquiring the U.S. mutual fund and separately managed account business of ABN AMRO Asset Management, Inc. and converted to a Delaware limited partnership on April 15, 2010 in connection with AMG’s acquisition of a controlling interest in Aston.

Aston is located at 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602. As of December 31, 2010, Aston had approximately $8.4 billion in assets under management.

AMG, a Delaware corporation with a principal place of business at 600 Hale Street, Prides Crossing, Massachusetts 01965, is an asset management company that holds interests in investment management firms. The common stock of AMG is publicly traded on the New York Stock Exchange under the symbol AMG. As of December 31, 2010, AMG’s affiliated managers had approximately $320 billion in assets under management.

For the services provided and the expenses assumed pursuant to the Investment Advisory Agreement with Aston, Aston receives a management fee from the Fund at an annual rate based on the Fund’s average daily net assets, computed daily and payable monthly, as follows:

Fund	Gross Advisory Fee (as a percentage of average daily net assets)
ASTON/Herndon Large Cap Value Fund	0.80%

Aston has entered into an Expense Reimbursement Agreement with the Trust, on behalf of the Fund, through February 28, 2012 at the rate shown in the table below:

Fund	Class N	Class I
ASTON/Herndon Large Cap Value Fund	1.30%	1.05%

In connection with the Expense Reimbursement Agreement, the Fund has agreed that for a period of up to three years from the end of the fiscal year end in which such amount was waived or reimbursed, the Adviser is entitled to be reimbursed by the Fund for fees waived and expenses reimbursed from commencement of operations of each class of shares through the completion of the first three full fiscal years of that class to the extent that the Fund’s expense ratio with respect to that class (not including interest, taxes, brokerage commissions, other investment-related costs, extraordinary expenses and acquired fund fees and expenses) remains at or below the operating expense cap after such reimbursement.

Aston may from time to time voluntarily waive a portion of its advisory fees with respect to the Fund and/or reimburse a portion of the Fund’s expenses. These voluntary waivers do not include fees and expenses from investment in other investment companies (acquired funds) or interest expense. Aston may terminate such voluntary waivers/reimbursements at any time.

The investment advisory fees earned and waived by the Adviser for the Fund for the fiscal year ended October 31, 2010, as well as any fees waived or expenses reimbursed, are set forth below. The Fund commenced investment operations on March 31, 2010 and therefore no advisory fees are reported for previous periods.

Fund	Gross Advisory Fees Earned by Advisers	Waived Fees	Net Advisory Fees After Fee Waivers	Reimbursed Expenses
Fiscal year ended October 31, 2010(1):
ASTON/Herndon Large Cap Value Fund	$_4,738	($4,738)	$0	$69,546

(1)	ASTON/Herndon Large Cap Value Fund Class N shares commenced investment operations on March 31, 2010.

Under the Investment Advisory Agreement, the Adviser is not liable for any error of judgment or mistake of law or for any loss suffered by the Trust or the Fund in connection with the performance of the Investment Advisory Agreement, except a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its duties and obligations thereunder.

The Investment Advisory Agreement is terminable with respect to the Fund by vote of the Board or by the holders of a majority of the outstanding voting securities of the Fund, at any time without penalty, on at least 60 days’ written notice to Aston. Aston may also terminate its advisory relationship with respect to the Fund on at least 60 days’ written notice to the Trust. The Investment Advisory Agreement terminates automatically in the event of its assignment.

Under the Investment Advisory Agreement, the Adviser shall: (i) manage the investment and reinvestment of the assets of the Fund, (ii) continuously review, supervise and administer the investment program of the Fund, (iii) determine in its discretion, the assets to be held uninvested, (iv) provide the Trust with records concerning the Adviser’s activities which are required to be maintained by the Trust and (v) render regular reports to the Trust’s officers and Board concerning the Adviser’s discharge of the foregoing responsibilities. The Adviser shall discharge the foregoing responsibilities subject to the oversight of the Trust’s officers and the Board and in compliance with the objectives, policies and limitations set forth in the Trust’s then effective prospectus and SAI.

The Investment Advisory Agreement has an initial term ending December 31, 2011 and continues in effect for the Fund from year to year thereafter for so long as its continuation is approved at least annually (a) by a majority of the Trustees who are not parties to such agreement or interested persons of any such party except in their capacity as Trustees of the Fund or (b) by the shareholders of the Fund or the Board.

The Investment Advisory Agreement with Aston also provides that Aston shall have the authority subject to applicable provisions of the 1940 Act and the regulations thereunder, to select one or more subadvisers to provide day-to-day portfolio management with respect to all or a portion of the assets of the Fund and to allocate and reallocate the assets of the Fund between and among any subadvisers so selected pursuant to a “manager-of-managers” structure. Under this structure, Aston would also have the authority to retain and terminate subadvisers, engage new subadvisers and make material revisions to the terms of the Sub-Investment Advisory Agreement subject to approval of the Board, but not shareholder approval.

As described above, Aston is paid a management fee at an annual rate based on the average daily net assets of the Fund. Out of its fee, Aston pays the subadviser. Because Aston will pay the subadviser’s fees out of its own fees from the Fund, there will not be any “duplication” of advisory fees paid by the Fund.

A discussion regarding the Board’s basis for approving the Fund’s Investment Advisory Agreement and Sub-Investment Advisory Agreement is available in the Fund’s shareholder report dated April  30, 2010.

Subadviser

On April 15, 2010, Aston entered into a Sub-Investment Advisory Agreement with Herndon Capital Management, LLC (“Herndon” or the “Subadviser”) with respect to the Fund. The Subadviser is the investment subadviser to the Fund. Herndon was founded in 2001 and is located at 100 Auburn Avenue, Suite 300, Atlanta, Georgia 30303. Atlanta Life Financial Group owns 55% of the firm with the remaining 45% owned equally among members of Herndon senior management team. Atlanta Life Financial Group is majority owned by the Alonzo F. and Norris B. Herndon Foundation, Inc.

Under the Sub-Investment Advisory Agreement, the Subadviser manages the portfolio of the Fund, selects investments and places all orders for purchases and sales of the Fund’s securities, subject to the general oversight of the Board and the Adviser.

The Sub-Investment Advisory Agreement provides that neither the Subadviser nor any of its directors, officers, stockholders, agents or employees shall have any liability to the Fund or any shareholder of the Fund for any error of judgment, mistake of law, or any loss arising out of any investment, or for any other act or omission in the performance by the Subadviser of its duties under the Sub-Investment Advisory Agreement except for liability resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations and duties under the Sub-Investment Advisory Agreement. The Sub-Investment Advisory Agreement continues for the same term as the Investment Advisory Agreement and is subject to the same requirements for renewal.

For the services provided pursuant to the Sub-Investment Advisory Agreement, the Adviser pays the Subadviser a fee, computed daily and payable monthly, as follows:

Fund	Sub-Investment Advisory Fee
ASTON/Herndon Large Cap Value Fund	50% of: Advisory Fee Less Expense Waivers/Reimbursements and Payments to Third-Party Intermediaries

Except as may otherwise be prohibited by law or regulation, the Subadviser may, in its discretion, waive a portion of its fee from time to time. In addition, under certain circumstances, the Subadviser may be obligated to pay Aston in the event the formula above results in a negative amount.

For the fiscal year ended October 31, 2010, Aston paid the following subadvisory fees to the Fund’s Subadviser as set forth below. The Fund commenced investment operations on March 31, 2010 and therefore no subadvisory fees are reported for previous periods.

Fund	Net Fees Paid-2010*
ASTON/Herndon Large Cap Value Fund	$__---__

*	The calculation of the sub-advisory fee for the Fund is based upon the formula described above. Pursuant to the formula, no sub-advisory fee was payable for the fiscal year.

The table below shows other accounts for which the portfolio manager of the Fund is jointly and primarily responsible for the day-to-day portfolio management as of January 31, 2011.

	Number of Accounts Managed	Total Assets Managed (in millions)	Number of Accounts Managed with Advisory Fee Based on Performance	Assets Managed with Advisory Fee Based on Performance
Randell A. Cain, Jr.
Registered Investment Companies	1	$364.61	0	$0
Other Pooled Investment Vehicles	0	$0	0	$0
Other Accounts	94	$1,483.65	0	$0

Material Conflicts of Interest. Herndon seeks to identify potential conflicts of interest resulting from a portfolio manager’s management of both a Fund and multiple separate accounts. The portfolio manager makes decisions for each account including the Fund based on the investment objectives, guidelines, directions, policies, practices and other relevant investment considerations that the portfolio manager believes are applicable to that account. Consequently, the portfolio manager may purchase securities for one account and not another account, and the performance of securities purchased for one account may vary from the performance of the securities purchased for the accounts. The portfolio manager may place transactions on behalf of other accounts that are contrary to investment decisions made on behalf of the Fund, or make investment decisions that are similar to those made for the Fund, both of which have the potential to adversely affect the price paid or received by the Fund or the size of the security position obtainable for the Fund. Herndon has adopted policies and procedures that it believes addresses the potential conflicts of interest including the allocation of investment opportunities on a fair and equitable basis over time; although there is no assurance that such policies and procedures will adequately address such conflicts. The firm’s Code of Ethics governs personal trading by all employees and contains policies and procedures to ensure that client interests are paramount.

Compensation. Herndon has implemented a compensation program for its portfolio managers/principals based on several components including peer group performance of the portfolios as measured against a designated universe of managers as well as profitability of the firm. For the purposes of this Fund, peer group performance will be measured against the PSN Large Cap Value Universe. The goal of the portfolio management team is to outperform the medium manager in the PSN Large Cap Value Universe over a five-year period. When the portfolio management team outperforms or underperforms the median manager in the universe, it is rewarded accordingly. The Herndon executive team believes that tying performance of the Fund to compensation of the portfolio management team keeps the portfolio management team’s interests aligned with those of our underlying clients.

Analysts are compensated on the basis of a subjective assessment of their contribution to the analytical portion of the investment process. Herndon’s compensation program is designed to attract qualified talent, promote teamwork and to align employer and employee interests by giving key employees a vested interest in the company’s long-term performance.

All employees of Herndon, with the exception of the sales team who receive commissions, will be entitled to receive a bonus that will be driven by the profits of the company. Every year a bonus pool will be funded by a pre-determined percent of the company’s pre-tax profits. This bonus/profit sharing will be distributed based on a combination of factors including tenure, role within the organization, and an evaluation by the employee’s immediate supervisor.

This bonus/profit sharing is expected to become the primary component of every employee’s overall compensation as the company’s profitability grows over time.

The portfolio manager has a five-year agreement effective July 1, 2009 with one year renewals thereafter. The portfolio manager has signed a non-compete agreement.

Ownership of Securities. The table below shows the dollar range of equity securities in the Fund beneficially owned by the Fund’s portfolio manager as of January 31, 2011.

Fund	Portfolio Manager	Dollar Range of Securities in the Fund
ASTON/Herndon Large Cap Value Fund	Randell Cain	$0

Administrator

On November 30, 2006, ABN AMRO Investment Fund Services, Inc. (“AAIFS”), the Trust and the Board assigned the Administration Agreement between the Trust and AAIFS to Aston. After the assignment, Aston became the Administrator to each series of the Trust. The Administration Agreement was effective with respect to the Fund as of March 30, 2010.

Under the Administration Agreement between Aston and the Trust, the Administrator is responsible for: (1) coordinating with the custodian and transfer agent and monitoring the services they provide to the Fund, (2) coordinating with and monitoring any other third parties furnishing services to the Fund, (3) providing the Fund with necessary office space, telephones and other communications facilities and personnel competent to perform administrative and clerical functions, (4) supervising the maintenance by third parties of such books and records of the Fund as may be required by applicable federal or state law, (5) preparing or supervising the preparation by third parties of all federal, state and local tax returns and reports of the Fund required by applicable law, (6) preparing and, after approval by the Fund, filing and arranging for the distribution of proxy materials and periodic reports to shareholders of the Fund as required by applicable law, (7) preparing and, after approval by the Trust, arranging for the filing of such registration statements and other documents with the SEC and other federal and state regulatory authorities as may be required by applicable law, (8) reviewing and submitting to the officers of the Trust for their approval invoices or other requests for payment of the Fund’s expenses and instructing the custodian to issue checks in payment thereof and (9) taking such other action with respect to the Trust or the Fund as may be necessary in the opinion of the Administrator to perform its duties under the Administration Agreement.

As compensation for services performed under the Administration Agreement, the Administrator receives an administration fee payable monthly at the annual rate set forth below as a percentage of the average daily net assets of the Trust.

The fee schedule to the Administration Agreement is as follows:

Percentage	Average Daily Net Assets (Aggregate Fund Complex)
0.0490%	Up to $7.4 billion
0.0465%	Over $7.4 billion

The Administrator also receives a monthly base fee in the amount of $1,000.

The following are the total fees paid to the Administrator by the Fund for the fiscal year ended October 31, 2010. The Fund commenced operations on March 31, 2010 and therefore no administration fees are reported for prior periods.

Fund	Administrative Fees FYE October 31, 2010
ASTON/Herndon Large Cap Value Fund	$9,025

Subadministrator

BNY Mellon Investment Servicing (US), Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.) (“BNY Mellon” or the “Subadministrator”), 4400 Computer Drive, Westborough, Massachusetts 01581, provides certain administrative services for the Funds and Aston pursuant to a Subadministration and Accounting Services Agreement (“Subadministration Agreement”) between Aston and BNY Mellon. On November 30, 2006, the Subadministration Agreement was assigned to Aston from AAIFS, the former administrator to the Funds. The Subadministration Agreement was effective with respect to the Fund as of March 30, 2010.

As Subadministrator, BNY Mellon provides the Trust with subadministrative services, including fund accounting, regulatory reporting, necessary office space, equipment, personnel and facilities. Compensation for these services is paid under the Subadministration Agreement with the Administrator.

The Subadministrator receives an administration fee payable by the Administrator monthly at the annual rate of 0.022% of the Fund Complex average daily net assets of all series of the Trust. The Subadministrator also receives a monthly base fee payable by the Administrator in the amount of $1,000 per Aston Fund.

Underwriter

BNY Mellon Distributors, Inc. (formerly, PFPC Distributors, Inc.) (the “Distributor”), 760 Moore Road, King of Prussia, PA 19406, and the Trust are parties to a distribution agreement dated July 1, 2010 (the “Distribution Agreement”) under which the Distributor serves as statutory underwriter and facilitates the registration and distribution of shares of each series of the Trust on a continuous basis. The Distribution Agreement was effective with respect to the Fund as of March 30, 2010.

After the initial term, the Distribution Agreement shall be renewed for successive one-year terms, provided such continuance is specifically approved at least annually (i) by the Trust’s Board or (ii) by a vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, provided that in either event the continuance is also approved by a majority of the Trustees who are not parties to the Distribution Agreement and who are not interested persons (as defined in the 1940 Act) of any party to the Distribution Agreement, by vote cast in person at a meeting called for the purpose of voting on such approval. The Distribution Agreement is terminable without penalty, on at least 60 days’ written notice, by the Trust’s Board, by vote of a majority (as defined in the 1940 Act and Rule 18f-2 thereunder) of the outstanding voting securities of the Trust, or by the Distributor. This Agreement will also terminate automatically in the event of its assignment (as defined in the 1940 Act and the rules thereunder).

Distribution Plan

The Board has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act, which permits the Class N shares of the Fund to pay certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay amounts not exceeding, on an annual basis, 0.25% of the Fund’s average daily net assets for Class N shares. From this amount, the Distributor may make payments to financial institutions and intermediaries such as banks, savings and loan associations, insurance companies, investment counselors, broker-dealers, and the Distributor’s affiliates and subsidiaries as compensation for services, reimbursement of expenses incurred in connection with distribution assistance, or provision of shareholder services. The Plan for Class N shares is characterized as a reimbursement plan and is directly tied to expenses incurred by the Distributor; the payments the Distributor receives during any year may not exceed its actual expenses.

Rule 12b-1 regulates the circumstances under which an investment company may directly or indirectly bear expenses relating to the distribution of its shares. Continuance of the Plan must be approved annually by a majority of the Trustees of the Trust and by a majority of the Trustees who are not “interested persons” of the Trust or the Distributor, as that term is defined in the 1940 Act. In adopting the Plan, the Independent Trustees concluded in accordance with the requirements of Rule 12b-1 that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders by resulting in greater sales of Fund shares. The Plan requires that quarterly written reports of amounts spent under the Plan and the purposes of such expenditures be furnished to and reviewed by the Trustees. In accordance with Rule 12b-1 under the 1940 Act, the Plan may be terminated with respect to the Fund by a vote of a majority of the Independent Trustees, or by a vote of a majority of the outstanding shares of the Fund. The Plan may be amended by vote of the Trust’s Board, including a majority of the Independent Trustees, cast in person at a meeting called for such purpose, except that any change that would effect a material increase in any distribution fee with respect to the Fund (or class) requires the approval of the Fund’s (or class’s) shareholders. All material amendments of the Plan will require approval by a majority of the Trustees of the Trust and of the Independent Trustees.

To the Trust’s knowledge, no interested person of the Trust, nor any of its Trustees who are not “interested persons,” has a direct or indirect financial interest in the operation of the Plan.

It is possible that an intermediary may offer different classes of shares to its customers and differing services to the classes, and thus receive compensation with respect to different classes. Intermediaries also may charge separate fees to their customers. The Fund may pay third-party service providers up to 0.15% of the Fund’s average daily net assets for certain “sub-transfer agency” services they provide shareholder accounts for underlying omnibus accounts. The Fund may also pay up to $20 fee per account for shareholder accounts underlying omnibus accounts when the Fund pays no other fee to the third-party service provider on such assets.

Amounts spent on behalf of the Fund pursuant to the Plan during the fiscal year ended October 31, 2010, are set forth below.

	12b-1 Plan Expenses
Fund – Class N Shares	Printing	Distribution Services	Compensation to Broker Dealers	Compensation to Sales Personnel	Marketing	Total
ASTON/Herndon Large Cap Value Fund	$2	$268	$1,007	—	$173	$1,450

Custodian

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA 19153, serves as custodian of the Trust’s assets on behalf of the Fund.

Transfer Agent and Dividend Paying Agent

BNY Mellon Investment Servicing (US), Inc. (formerly, PNC Global Investment Servicing (U.S.), Inc.), 4400 Computer Drive, Westborough, Massachusetts 01581 serves as transfer agent and dividend paying agent for the Trust.

Counsel and Independent Registered Public Accounting Firm

Vedder Price P.C., with offices at 222 North LaSalle Street, Chicago, Illinois 60601, serves as counsel to the Trust.

Mayer Brown, LLP, with offices at 71 South Wacker Drive, Chicago, Illinois 60606 serves as counsel to the Independent Trustees.

Ernst & Young LLP, with offices at 155 North Wacker Drive, Chicago, Illinois 60606, is the Trust’s independent registered public accounting firm.

PORTFOLIO TRANSACTIONS AND BROKERAGE COMMISSIONS

The Subadviser is responsible for decisions to buy and sell securities for the Fund, for the placement of its portfolio business and the negotiation of commissions, if any, paid on such transactions. In placing trades for the Fund, the Subadviser will follow the Trust’s policy of seeking best execution of orders. Securities traded in the over-the-counter market are generally traded on a net basis with dealers acting as principal for their own accounts without a stated commission. In over-the-counter transactions, orders are placed directly with a principal market-maker unless a better price and execution can be obtained by using a broker. Brokerage commissions are paid on transactions in listed securities, futures contracts and options.

The Subadviser attempts to obtain the best overall price and most favorable execution of transactions in portfolio securities. However, subject to policies established by the Board, the Fund may pay a broker-dealer a commission for effecting a portfolio transaction for the Fund in excess of the amount of commission another broker-dealer would have charged if the Subadviser determines in good faith that the commission paid was reasonable in relation to the brokerage or research services provided by such broker-dealer, viewed in terms of that particular transaction or such firm’s overall responsibilities with respect to the clients, including the Fund, as to which it exercises investment discretion. In selecting and monitoring broker-dealers and negotiating commissions, consideration will be given to a broker-dealer’s reliability, the quality of its execution services on a continuing basis and its financial condition. Research services furnished by broker-dealers through whom the Fund effects securities transactions may be used by the Subadviser, as the case may be, in servicing all of their respective accounts; not all such services may be used in connection with the Fund. The term “research services” may include, but is not limited to, advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses or reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy or the performance of accounts.

It is likely that the broker-dealers selected based on the foregoing considerations will include firms that also sell shares of the Fund to their customers. However, the Subadviser does not consider sales of Fund shares as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund and, accordingly, the Trust has implemented policies and procedures reasonably designed to prevent sales of Fund shares from being considered as a factor in the selection of broker-dealers to execute portfolio transactions for the Fund.

The Subadviser may effect portfolio transactions for advisory accounts. The Subadviser will attempt to equitably allocate portfolio transactions among the Fund and others whenever concurrent decisions are made to purchase or sell securities by the Fund and other client accounts. In making such allocations between the Fund and others, the main factors to be considered are the respective investment objectives, the relative size of portfolio holdings of the same or comparable securities, the availability of cash for investment, the size of investment commitments generally held and the opinions of the persons responsible for recommending investments to the Fund and the other clients. In some cases, this procedure could have an adverse effect on the Fund. In the opinion of the Subadviser, however, the results of such procedures will generally be in the best interest of each of the clients.

Amounts spent on behalf of the Fund for brokerage commissions during the fiscal year ended October 31, 2010 are set forth below. The Fund commenced investment operations on March 31, 2010 and therefore no brokerage commissions are reported for prior periods.

Fund	Brokerage Commissions FYE October 31, 2010
ASTON/Herndon Large Cap Value Fund	$2,054(1)

(1)	ASTON/Herndon Large Cap Value Fund Class N shares commenced investment operations on March 31, 2010.

There were no brokerage commissions paid by the Fund to any affiliates of the Aston Funds or the Adviser or the Subadviser during the fiscal year ended October 31, 2010. As of October 31, 2010, the Fund did not own securities of its regular brokers or dealers, as defined in Rule 10b-1 under the 1940 Act.

The Adviser and Subadviser or their affiliates compensate many intermediaries that distribute and/or service investors in the Fund (“Intermediaries”) for various services out of their own assets, and not as additional charges to the Fund, in connection with the sale and distribution of shares of the Fund and/or servicing of these shares. The payments are in addition to the payments by the Fund described in the Fund’s prospectus for distribution and/or shareholder servicing, if any. Such additional payments may be for 1) sales of shares, 2) for services including, but not limited to, subaccounting, marketing support, administrative and shareholder processing services, 3) distribution including, but not limited to, access to a third party platform, fund offering list or other marketing programs and/or “shelf space” (“Additional Payments”). Additional payments for marketing programs include, but are not limited to, inclusion of the Fund on preferred or recommended sales lists, mutual fund “supermarket” platforms and other formal sales programs granting access to the intermediary’s sales force and obtaining other forms of marketing support. These Additional Payments made by the Adviser or the Subadviser or their affiliates may be a fixed dollar amount; may be based on the number of customer accounts maintained by an Intermediary; may be based on a percentage of the value of shares sold to, or held by, customers of the Intermediary involved; or may be calculated on another basis. These Additional Payments, sometimes referred to as “revenue sharing,” may represent a premium over payments made by other fund families, and Intermediary investment professionals may have an added incentive to sell or recommend the fund or share class over others offered by competing fund families. The revenue sharing payments may differ for each fund within the Aston family of funds. In certain cases, the revenue sharing differs by Fund within the same intermediary or within the same fund at the same intermediary. Revenue sharing may differ for the Fund across certain intermediaries.

A number of factors are considered in determining whether to make Additional Payments. Such factors may include, without limitation, the level or type of services provided by the Intermediary, the level or expected level of assets or sales of shares, the Fund status on a preferred or recommended fund list, access to an Intermediary’s personnel, and other factors. In addition to such payments, the Adviser or its affiliates may offer other incentives, such as sponsorship of educational or client seminars.

Portfolio Turnover

The portfolio turnover rate for the Fund is calculated by dividing the lesser of purchases or sales of portfolio investments for the reporting period by the monthly average value of the portfolio investments owned during the reporting period. The calculation excludes all securities, including options, whose maturities or expiration dates at the time of acquisition are one year or less. Portfolio turnover may vary greatly from year to year as well as within a particular year and may be affected by cash requirements for redemption of shares and by requirements which must be met for the Fund to receive favorable federal income tax treatment. Portfolio turnover is generally not expected to exceed 100% in the Fund. A high rate of portfolio turnover (i.e., over 100%) may result in the realization of substantial net short-term capital gains and involves correspondingly greater transaction costs. Distributions derived from net short-term capital gains of the Fund (i.e., net short-term capital gain in excess of net long-term capital loss) are taxable to shareholders as ordinary income for federal income tax purposes. To the extent that net long-term capital gains (i.e., net long-term capital gain in excess of net short-term capital loss) are realized, distributions derived from such gains are generally treated as capital gain dividends for federal income tax purposes and taxed to shareholders as long-term capital gain.

The portfolio turnover rate for the Fund for its most recent fiscal period may be found under “FINANCIAL HIGHLIGHTS” in the Fund’s Prospectus.

DISCLOSURE OF PORTFOLIO HOLDINGS

The Fund’s portfolio holdings as of the end of each calendar month are generally posted on the Aston Funds’ Web site, www.astonfunds.com, on or about the fifteenth day after month-end. Portfolio holdings information is made available to investors and to Intermediaries selling fund shares only after its public disclosure.

The Trust’s policies and procedures governing disclosure of portfolio holdings permit nonpublic portfolio holdings information (including portfolio characteristics information, such as sector and portfolio allocations) to be shared with the Fund’s service providers and others who generally need access to such information in the performance of their contractual duties and responsibilities, such as the Trust’s Custodian, pricing services, fund accountants, Adviser, Subadviser, Administrator, Subadministrator, independent public accountants, attorneys, officers and Trustees and each of their respective affiliates and advisers, and are subject to duties of confidentiality, including a duty not to trade on nonpublic information. Nonpublic portfolio holdings information may also be disclosed by the Fund or its duly authorized service providers to certain third parties, including mutual fund evaluation services, rating agencies, lenders or providers of a borrowing facility, provided that (i) a good faith determination is made that the Fund has a legitimate business purpose to provide the information and the disclosure is in the Fund’s best interests; (ii) the recipient does not distribute the portfolio holdings or results of the analysis to third parties, other departments, or persons who are likely to use the information for purposes of purchasing or selling shares of the Fund prior to the portfolio holdings becoming public information; (iii) the recipient signs a written confidentiality agreement; and (iv) the Chief Compliance Officer or Chief Executive Officer of the Trust or the applicable service provider approves of the disclosure. These conditions do not apply to portfolio holdings information released to such third parties after it is posted on the Web site.

Disclosure of the Fund’s portfolio holdings information as an exception to the Trust’s policies and procedures must be approved by the Chief Compliance Officer or Chief Executive Officer of the Trust. No compensation or other consideration is received by the Trust or any affiliates of the Trust for disclosure of portfolio holdings information. The Board receives reports of any potential exceptions to, or violations of, the Trust’s policies and procedures governing disclosure of portfolio holdings that are deemed to constitute a material compliance matter. The Chief Compliance Officer or his designee is responsible for monitoring compliance with these procedures, including requesting information from service providers.

The Fund discloses its portfolio holdings to the extent required by law.

DESCRIPTION OF SHARES

The Fund is authorized to issue an unlimited number of shares of beneficial interest without par value. Class N shares and Class I shares are the two classes of shares currently issued by the Fund. Neither class is subject to an initial sales charge or a contingent deferred sales charge. Class N shares are subject to a Rule 12b-1 fee with a maximum annual fee of 0.25% of average daily net assets. Since each class has different expenses, performance will vary. Shares of the Fund represent equal proportionate interests in the assets of the Fund only and have identical voting, dividend, redemption, liquidation and other rights except that Class I shares have no rights with respect to the Fund’s distribution plan. All shares issued are fully paid and non-assessable, and shareholders have no preemptive or other right to subscribe to any additional shares and no conversion rights.

Minimum Initial Investments

The minimum initial investment for Class N shares is $2,500 and the subsequent minimum investment is $50. The minimum initial investment for the Class N shares by Individual Retirement Accounts, Education Savings Accounts and Uniform Gift to Minor Accounts/Uniform Transfer to Minor Accounts is $500. The subsequent minimum investment for each account type is $50.

Class I shares have a minimum initial investment of $1,000,000 and a $50 minimum subsequent investment.

For purposes of the investment minimum, the balances of Fund accounts of clients of a financial adviser/consultant may be aggregated in determining whether the minimum investment has been met. This aggregation may also be applied to the accounts of immediate family members (i.e., a person’s spouse, parents, children, siblings and in-laws). In addition, the aggregation may be applied to the related accounts of a corporation or other legal entity. The Fund may waive the minimum initial investment by obtaining a letter of intent, evidencing an investor’s intention of meeting the minimum initial investment in a specified period of time as continually reviewed and approved by the Board. The minimum investment is waived for Trustees of the Trust and employees of the Adviser and its affiliates, Subadviser, Administrator as well as their spouses. The minimum investment may be waived for certain omnibus accounts, mutual fund advisory platforms and registered investment advisors, banks, trust companies or similar financial institutions investing for their own account or for the account of their clients or customers for whom such institution is exercising investment discretion, or otherwise acting on behalf of clients or customers, in purchasing Class I shares. The minimum investment may be waived for individual accounts of a financial intermediary that charges its clients an ongoing fee for its services or offers Class I shares through a no-load network or platform, and for accounts invested through fee-based advisory accounts, certain “wrap” programs and similar programs with approved intermediaries. The Trust reserves the right to waive the Fund’s minimum initial investment requirement for any reason.

There is no sales load or charge in connection with the purchase of shares. The Trust reserves the right to reject any purchase order and to suspend the offering of shares of the Fund. The Fund also reserves the right to change the initial and subsequent investment minimums.

Anti-Money Laundering Laws

The Fund is required to comply with various federal anti-money laundering laws and regulations. Consequently, the Fund may be required to “freeze” the account of a shareholder if the shareholder appears to be involved in suspicious activity or if certain account information matches information on government lists of known terrorists or other suspicious persons, or the Fund may be required to transfer the account or proceeds of the account to a government agency.

Customer Identification Program

Federal law requires the Fund to obtain, verify and record identifying information for each investor who opens or reopens an account with Aston Funds. An investor may be an individual or a person other than an individual (such as a corporation, partnership or trust). Such identifying information may include the name, residential or business street address, principal place of business, local office or other physical location (for a person other than an individual), date of birth (for an individual), social security or taxpayer identification number or other identifying information. Applications without the required information, or without any indication that a social security or taxpayer identification number has been applied for, may not be accepted. After acceptance, to the extent permitted by applicable law or its customer identification program, Aston Funds reserves the right (a) to place limits on transactions in any account until the identity of the investor is verified; or (b) to refuse an investment in Aston Funds or to involuntarily redeem an investor’s shares at the current share price and close an account in the event that an investor’s identity is not verified within 90 days regardless of the type of account. This may cause shares in the investor’s account to be redeemed at a loss. Aston Funds and its agents will not be responsible for any loss or adverse tax effect in an investor’s account resulting from the investor’s delay in providing all required identifying information or from closing an account and redeeming an investor’s shares when an investor’s identity cannot be verified. You may be subject to taxes if Aston Funds liquidates your account due to insufficient information as it relates to customer identification procedures.

Voting Rights

Each issued and outstanding full and fractional share of the Fund is entitled to one full and fractional vote. Shares of the Fund participate equally in regard to dividends, distributions and liquidations with respect to the Fund subject to preferences (such as Rule 12b-1 distribution fees), rights or privileges of any share class. Shareholders have equal non-cumulative voting rights. Class N shares of the Fund have exclusive voting rights with respect to the distribution plan for the Fund. On any matter submitted to a vote of shareholders, shares of the Fund will vote separately except when a vote of shareholders in the aggregate is required by law, or when the Trustees have determined that the matter affects the interests of more than one Fund of the Aston Funds, in which case the shareholders of all such Funds shall be entitled to vote thereon.

Shareholder Meetings

The Board does not intend to hold annual meetings of shareholders of the Fund. The Trust Instrument provides that the Board will call a meeting for the purpose of voting upon the question of removal of any Trustee when requested to do so by shareholders owning not less than 10% of the outstanding shares of the Fund entitled to vote. In addition, subject to certain conditions, shareholders of the Fund may apply to the Trust to communicate with other shareholders to request a shareholders’ meeting to vote upon the removal of a Trustee or Trustees.

Certain Provisions of Trust Instrument

Under Delaware law, the shareholders of the Fund will not be personally liable for the obligations of the Fund; a shareholder is entitled to the same limitation of personal liability extended to shareholders of corporations. To guard against the risk that the Delaware law might not be applied in other states, the Trust Instrument requires that every written obligation of the Trust or the Fund contain a statement that such obligation may only be enforced against the assets of the Trust or Fund and provides for indemnification out of Trust or Fund property of any shareholder nevertheless held personally liable for Trust or Fund obligations.

Expenses

Expenses attributable to the Trust, but not to a particular Fund, will be allocated to each fund of the Aston Funds on the basis of relative net assets. Similarly, expenses attributable to a particular fund, but not a particular class thereof, will be allocated to each class on the basis of relative net assets. General Trust expenses may include but are not limited to: insurance premiums, Trustee fees, expenses of maintaining the Trust’s legal existence and fees of industry organizations. General Fund expenses may include but are not limited to: audit fees, brokerage commissions, registration of Fund shares with the SEC, notification fees to the various state securities commissions, printing and postage expenses related to preparing and distributing required documents such as shareholder reports, prospectuses, proxy and shareholder statements and confirms to current shareholders, fees of the Funds’ custodian, Administrator, Subadministrator and transfer agent or other “service providers,” costs of obtaining quotations of portfolio securities, and pricing of Fund shares. New class-specific expenses relating to distribution fee payments associated with a Rule 12b-1 plan for a particular class of shares and shareholder service fees for a particular class of shares and any other costs relating to implementing or amending such plan (including obtaining shareholder approval of such plan or any amendment thereto) will be borne solely by shareholders of such class or classes. Other expense allocations which may differ between classes, or which are determined by the Trustees to be class-specific, may include but are not limited to litigation or other legal expenses relating to a specific class and other expenses incurred as a result of issues relating to a specific class.

Notwithstanding the foregoing, the Adviser, the Subadviser or other service providers may waive or reimburse the expenses of a specific class or classes to the extent permitted under Rule 18f-3 under the 1940 Act.

NET ASSET VALUE

The net asset value per share of the Fund is computed as of the close of the regular trading session on the NYSE on each day the NYSE is open for trading, typically 4:00 p.m. Eastern time. The NYSE is closed on New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

The net asset value per share is computed by adding the value of all securities and other assets in the portfolio, deducting any liabilities (expenses and fees are accrued daily) and dividing by the number of shares outstanding. The portfolio securities of the Fund listed or traded on a national securities exchange or reported on the NASDAQ National Market System are valued at the last sale price or NASDAQ Official Closing Price, when appropriate. If no last sale price or NASDAQ Official Closing Price, when appropriate, is reported, the mean of the last bid and asked prices is used. Securities traded over-the-counter are priced at the mean of the latest bid and asked prices. When market quotations are not readily available or are deemed unreliable, securities and other assets are valued at fair value as determined by the Adviser in accordance with guidelines adopted by the Board.

Bonds are valued through prices obtained from a commercial pricing service or at the mean of the most recent bid and asked prices provided by investment dealers in accordance with procedures established by the Board. Options, futures and options on futures are valued at the settlement price as determined by the appropriate clearing corporation.

REDEMPTIONS IN-KIND

Larger redemptions may be detrimental to the Fund’s existing shareholders. While the Fund intends to pay all sales proceeds in cash, the Trust, on behalf of the Fund, reserves the right to honor any request for redemption in excess of $250,000 during any 90-day period by making payment in whole or in part in the form of certain securities of the Fund chosen by the Fund and valued as they are for purposes of computing the Fund’s net asset value. This is called a “redemption-in-kind.” A shareholder may need to pay certain sales charges related to a redemption-in-kind, such as brokerage commissions, when the securities are sold. For shares that are not held in a tax deferred account, redemptions-in-kind are taxable for federal income tax purposes in the same manner as when sales proceeds are paid in cash.

DIVIDENDS

Income dividends and capital gain distributions are reinvested automatically in additional shares at net asset value, unless you elect to receive them in cash. Distribution options may be changed at any time by requesting a change in writing. Any check in payment of dividends or other distributions which cannot be delivered by the Post Office or which remains uncashed for a period of more than one year may be reinvested in the shareholder’s account at the then current net asset value and the dividend option may be changed from cash to reinvest. Dividends are reinvested on the ex-dividend date (the “ex-date”) at the net asset value determined at the close of business on that date. Please note that shares purchased shortly before the record date for a dividend or distribution may have the effect of returning capital, although such dividends and distributions are subject to federal income taxes in the same manner as other distributions.

FEDERAL INCOME TAXES

The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences or a discussion of circumstances applicable to certain types of shareholders. Investors are therefore advised to consult their tax advisors before making an investment decision.

Fund Taxation

The Fund intends to qualify and to continue to qualify each year as a regulated investment company (“RIC”) under the Internal Revenue Code of 1986, as amended (the “Code”). In order to so qualify, the Fund must, among other things, (i) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale or other disposition of stock, securities or foreign currencies, or other income (including but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies and net income derived from interests in qualified publicly traded partnerships, (ii) distribute at least 90% of its dividend, interest and certain other taxable income and 90% of its net tax exempt income, if any, each year, and (iii) at the end of each fiscal quarter (a) maintain at least 50% of the value of its total assets in cash and cash items, U.S. government securities, securities of other RICs, and other securities of issuers which represent, with respect to each issuer, no more than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer, and (b) have no more than 25% of the value of its total assets invested in the securities (other than those of the U.S. government or other RICs) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades and businesses or in the securities of one or more qualified publicly traded partnerships. The requirements for qualification as a RIC may significantly limit the extent to which the Fund may invest in some investments.

To the extent that the Fund qualifies for treatment as a RIC, it will not be subject to federal income tax on income and gains paid to shareholders in the form of dividends or capital gains distributions.

A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund’s “required distribution” over actual distributions in any calendar year. Generally, the “required distribution” is 98% of the Fund’s ordinary income for the calendar year plus 98.2% of its capital gain net income recognized during the one-year period ending on October 31 plus undistributed amounts from prior years. The Fund intends to make distributions sufficient to avoid imposition of the excise tax.

If the Fund invests in certain pay-in-kind securities, zero coupon securities, deferred interest securities or, in general, any other securities with original issue discount (or with market discount if the Fund elects to include market discount in income currently), the Fund must accrue income on such investments for each taxable year, which generally will be prior to the receipt of the corresponding cash payments. However, the Fund must distribute to shareholders, at least annually, all or substantially all of its investment company taxable income (determined without regard to the deduction for dividends paid), including such accrued income, to avoid federal income and excise taxes. Therefore, the Fund may have to dispose of its portfolio securities under disadvantageous circumstances to generate cash, or may have to leverage itself by borrowing the cash, to satisfy these distribution requirements.

The Fund may acquire market discount bonds. A market discount bond is a security acquired in the secondary market at a price below its redemption value (or its adjusted issue price if it is also an original issue discount bond). If the Fund invests in a market discount bond, it generally will be required to treat any gain recognized on the disposition of such market discount bond as ordinary income (instead of capital gain) to the extent of the accrued market discount, unless the Fund elects to include the market discount in income as it accrues.

The Fund’s investment in lower-rated or unrated debt securities, if any, may present issues for the Fund if the issuers of these securities default on their obligations because the federal income tax consequences to a holder of such securities are not certain.

The Fund’s transactions, if any, in forward contracts, swap agreements, options, futures contracts, short sales and hedged investments may be subject to special provisions of the Code that, among other things, may affect the character of gain and loss realized by the Fund (i.e., may affect whether gain or loss is ordinary or capital), accelerate recognition of income to the Fund, defer the Fund’s losses, and affect whether capital gain and loss is characterized as long-term or short-term. These rules could therefore affect the character, amount and timing of distributions to shareholders. These provisions also may require the Fund to mark-to-market certain types of positions (i.e., treat them as if they were closed out), which may cause the Fund to recognize income without receiving cash with which to make distributions in amounts necessary to satisfy the distribution requirements for avoiding federal income and excise taxes. The Fund will monitor its transactions, make the appropriate tax elections, and make the appropriate entries in its books and records when it acquires any option, futures contract, forward contract, or hedged investment in order to mitigate the effect of these rules, prevent disqualification of the Fund as a RIC, and minimize the imposition of federal income and excise taxes.

If an option which the Fund has written expires on its stipulated expiration date, the Fund recognizes a short-term capital gain. If the Fund enters into a closing purchase transaction with respect to an option which the Fund has written, the Fund realizes a short-term capital gain (or loss if the cost of the closing transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received.

If an option which the Fund has purchased expires on the stipulated expiration date, the Fund realizes a short-term or long-term capital loss for federal income tax purposes in the amount of the cost of the option. If the Fund exercises a put option, it realizes a capital gain or loss (long-term or short-term, depending on the holding period of the underlying security) from the sale of the underlying security which will be decreased by the premium originally paid.

Options held by the Fund at the end of each fiscal year on a broad-based stock index are treated under the Code as Section 1256 contracts and will be required to be “marked-to-market” (i.e., treated as if they were sold) for federal income tax purposes. Sixty percent of any net gain or loss recognized on such deemed sales or on any actual sales will be treated as long-term capital gain or loss, and the remainder will be treated as short-term capital gain or loss (“60/40 gain or loss”). Certain other options, futures contracts and options on futures contracts utilized by the Fund are also Section 1256 contracts. These Section 1256 contracts held by the Fund at the end of each taxable year (and on October 31 of each year for purposes of the 4% excise tax) are also “marked-to-market” with the result that unrealized gains or losses are treated as though they were realized and the resulting gain or loss, together with the gain or loss on actual sales, is treated as a 60/40 gain or loss.

The Fund’s entry into an option or certain other transactions could be treated as the constructive sale of an appreciated financial position, causing the Fund to realize gain, but not loss, on the position.

The application of certain requirements for qualification as a RIC and the application of certain other federal income tax rules may be unclear in some respects in connection with investments in certain derivatives and other investments. As a result, the Fund may be required to limit the extent to which it invests in such investments and it is also possible that the Internal Revenue Service (the “IRS”) may not agree with the Fund’s treatment of such investments. In addition, the tax treatment of derivatives and certain other investments may be affected by future legislation, Treasury Regulations and guidance issued by the IRS (which could apply retroactively) that could affect the timing, character and amount of the Fund’s income and gains and distributions to shareholders, affect whether the Fund has made sufficient distributions and otherwise satisfied the requirements to maintain its qualification as a RIC and avoid federal income and excise taxes or limit the extent to which the Fund may invest in certain derivatives and other investments in the future.

Generally, the character of the income or capital gains that the Fund receives from another investment company will pass through to the Fund’s shareholders as long as the Fund and the other investment company each qualify as RICs. However, to the extent that another investment company that qualifies as a RIC realizes net losses on its investments for a given taxable year, the Fund will not be able to recognize its share of those losses until it disposes of shares of such investment company. Moreover, even when the Fund does make such a disposition, a portion of its loss may be recognized as a long-term capital loss, which will not be treated as favorably for federal income tax purposes as an ordinary deduction. In particular, the Fund will not be able to offset any capital losses from its dispositions of shares of other investment companies against its ordinary income. As a result of the foregoing rules, and certain other special rules, it is possible that the amounts of net investment income and net capital gains that the Fund will be required to distribute to shareholders will be greater than such amounts would have been had the Fund invested directly in the securities held by the investment companies in which it invests, rather than investing in shares of the investment companies. For similar reasons, the character of distributions from the Fund (e.g., long-term capital gain, qualified dividend income, etc.) will not necessarily be the same as it would have been had the Fund invested directly in the securities held by the investment companies in which it invests.

The Fund may invest to a limited degree in MLPs and ETFs that are treated as qualified publicly traded partnerships for federal income tax purposes. Net income derived from an interest in a qualified publicly traded partnership is included in the sources of income from which a RIC may derive 90% of its gross income. However, no more than 25% of the value of a RIC’s total assets at the end of each fiscal quarter may be invested in securities of qualified publicly traded partnerships. If an MLP or ETF in which the Fund invests is taxed as a partnership for federal income tax purposes, the Fund will be taxable on its allocable share of the MLP’s or ETF’s income regardless of whether the Fund receives any distribution from the MLP or ETF. Thus, the Fund may be required to sell other securities in order to satisfy the distribution requirements to qualify as a RIC and to avoid federal income and excise taxes. Distributions to the Fund from an MLP or ETF that is taxed as a partnership for federal income tax purposes will constitute a return of capital to the extent of the Fund’s basis in its interest in the MLP or ETF. If the Fund’s basis is reduced to zero, distributions will constitute capital gain for federal income tax purposes.

Under the Code, gains or losses attributable to fluctuations in exchange rates which occur between the time the Fund accrues income or other receivables or accrues expenses or other liability denominated in a foreign currency and the time the Fund actually collects such receivable or pays such liabilities generally are treated as ordinary income or loss. Similarly, on disposition of debt securities denominated in a foreign currency and on disposition of certain other instruments, gains or losses attributable to fluctuations in the value of the foreign currency between the date of acquisition of the security or contract and the date of disposition also may be treated as ordinary gain or loss. These gains and losses, referred to under the Code as “Section 988” gains or losses, may increase or decrease the amount of the Fund’s investment company taxable income to be distributed to its shareholders as ordinary income.

If the Fund receives an “excess distribution” with respect to the stock of a passive foreign investment company (“PFIC”), the Fund itself may be subject to federal income tax on a portion of the excess distribution, whether or not the corresponding income is distributed by the Fund to shareholders. In general, a foreign corporation is classified as a PFIC for a taxable year if at least 50% of its assets constitute certain investment-type assets or 75% or more of its gross income is certain investment-type income.

Under the PFIC rules, an excess distribution is treated as having been realized ratably over the period during which the Fund held the PFIC stock. The Fund itself will be subject to U.S. federal income tax (including interest) on the portion, if any, of an excess distribution that is so allocated to prior taxable years. Certain distributions from a PFIC as well as gain from the sale of PFIC stock are treated as excess distributions. Excess distributions are characterized as ordinary income even though, absent application of the PFIC rules, certain excess distributions might have been classified as capital gain.

Rather than being taxed on the PFIC income as discussed above, the Fund may be eligible to elect alternative tax treatment. Under an election that currently is available in certain circumstances, the Fund generally would be required to include in its gross income its share of the PFIC’s income and net capital gain annually, regardless of whether distributions are received from the PFIC in a given year. In addition, another election may be available that would involve marking to market the Fund’s PFIC shares at the end of each taxable year (and on certain other dates prescribed in the Code), with the result that unrealized gains are treated as though they were realized and treated as ordinary income or loss (subject to certain limitations). If this election were made, federal income tax at the Fund level under the PFIC rules would generally be eliminated, but the Fund could, in limited circumstances, incur nondeductible interest charges. The Fund’s intention to qualify annually as a RIC may limit its options with respect to PFIC shares.

Because the application of the PFIC rules may affect, among other things, the character of gains and the amount of gain or loss and the timing of the recognition of income with respect to PFIC shares, and may subject the Fund itself to tax on certain income from PFIC shares, the amount that must be distributed to shareholders and that will be taxed to shareholders as ordinary income or long-term capital gain may be increased or decreased as compared to a fund that did not invest in PFIC shares.

The Fund’s investments in REITs may result in the Fund’s receipt of cash in excess of the REIT’s earnings; if the Fund distributes these amounts, these distributions could constitute a return of capital to Fund shareholders for federal income tax purposes. Investments in REIT equity securities also may require the Fund to accrue and distribute income not yet received. To generate sufficient cash to make the requisite distributions, the Fund may be required to sell securities in its portfolio (including when it is not advantageous to do so) that it otherwise would have continued to hold. Dividends received by the Fund from a REIT will not qualify for the corporate dividends-received deduction and generally will not constitute qualified dividend income (see “Shareholder Taxation” below).

The Fund may invest in REITs that hold residual interests in real estate mortgage investment conduits (“REMICs”). Under a notice issued by the IRS, a portion of the Fund’s income from a REIT (or other pass-through entity) that is attributable to a residual interest in a REMIC (referred to in the Code as an “excess inclusion”) will be subject to federal income tax in all events. The notice provides that excess inclusion income of a RIC, such as the Fund, will be allocated to shareholders of the RIC in proportion to the dividends received by such shareholders, with the same consequences as if the shareholders held the related REMIC residual interest directly. In general, excess inclusion income allocated to shareholders (a) cannot be offset by net operating losses (subject to a limited exception for certain thrift institutions), (b) will constitute unrelated business taxable income to entities (including a qualified pension plan, an individual retirement account, a 401(k) plan, a Keogh plan or other tax-exempt entity) subject to tax on unrelated business income, thereby potentially requiring such an entity that is allocated excess inclusion income, and otherwise might not be required to file a federal income tax return, to file a tax return and pay tax on such income, and (c) in the case of a foreign shareholder, will not qualify for any reduction in U.S. federal withholding tax. In addition, if at any time during any taxable year a “disqualified organization” (as defined by the Code) is a record holder of a share in a RIC, then the RIC will be subject to a tax equal to that portion of its excess inclusion income for the taxable year that is allocable to the disqualified organization, multiplied by the highest federal income tax rate imposed on corporations.

Shareholder Taxation

Shareholders will be subject to federal income taxes on distributions made by the Fund whether received in cash or additional shares of the Fund. Distributions of net investment income (including any net short-term capital gain in excess of any net long-term capital loss), other than “qualified dividend income,” if any, will be taxable to shareholders as ordinary income. It is not anticipated that the Fund will qualify to pay exempt interest dividends.

For taxable years beginning prior to January 1, 2013, distributions of qualified dividend income, as such term is defined in Section 1(h)(11) of the Code (generally dividends received from U.S. domestic corporations and certain qualified foreign corporations), by the Fund to its noncorporate shareholders generally will be taxed at the federal income tax rates applicable to net capital gain, provided certain holding period and other requirements described below are satisfied. Dividends received from REITs and certain foreign corporations generally will not constitute qualified dividend income. Distributions of net capital gain (the excess of net long-term capital gains over net short-term capital losses), if any, will be taxable to noncorporate shareholders at a maximum federal income tax rate of 15%, without regard to how long a shareholder has held shares of the Fund. Unless extended by future legislation, the 15% federal income tax rate on net capital gain will expire for taxable years beginning after 2012 and will be replaced by a maximum federal income tax rate on net capital gains of 20%. Dividends paid by the Fund may also qualify in part for the 70% dividends received deduction available to corporate shareholders, provided that certain holding period and other requirements under the Code are satisfied. Generally, however, dividends received from most REITs and on stocks of certain foreign issuers are not eligible for the dividends received deduction when distributed to the Fund’s corporate shareholders.

To be eligible for treatment as qualified dividend income, shareholders generally must hold their shares for more than 60 days during the 121-day period beginning 60 days before the ex-dividend date. In order for dividends received by the Fund’s shareholders to be treated as qualified dividend income, the Fund must also meet holding period and other requirements with respect to such dividend paying stocks it owns. A dividend will not be treated as qualified dividend income at the Fund level if the dividend is received with respect to any share of stock held for 60 days or fewer during the 121-day period beginning on the date which is 60 days before the date on which such share becomes ex-dividend with respect to such dividend (or, in the case of certain preferred stock, 90 days or fewer during the 181-day period beginning 90 days before such date). In addition to the above holding period requirements, a dividend will not be treated as qualified dividend income (at either the Fund or shareholder level), (1) to the extent that the recipient is under an obligation (whether pursuant to a short sale or otherwise) to make related payments with respect to positions in substantially similar or related property, (2) if the recipient elects to have the dividend income treated as investment income for purposes of the limitation on deductibility of investment interest, or (3) if the dividend is received from a foreign corporation that is (a) not eligible for the benefits of a comprehensive income tax treaty with the United States (with an exception for stock that is readily tradable on an established securities market in the United States) or (b) treated as a PFIC.

If the Fund receives dividends from another investment company, including an ETF, that qualifies as a RIC and the investment company designates such dividends as qualified dividend income, then the Fund may in turn designate that portion of its distributions derived from those dividends as qualified dividend income, provided the Fund meets the holding period and other requirements with respect to its shares of the investment company.

Distributions declared by the Fund during October, November or December to shareholders of record during such month and paid by January 31 of the following year will be taxable in the year they are declared, rather than the year in which they are received. The Fund will notify its shareholders each year of the amount and type of the dividends and distributions it paid.

Gain or loss realized upon a redemption or other disposition (such as an exchange) of shares of the Fund by a shareholder will generally be treated as long-term capital gain or loss if the shares have been held for more than one year and, if not held for such period, as short-term capital gain or loss. Any loss on the redemption or other disposition of shares held for six months or less will be treated as a long-term capital loss to the extent of any long-term capital gain dividends paid to the shareholder with respect to such shares. Any loss a shareholder realizes on a redemption or other disposition of shares will be disallowed if the shareholder acquires other shares of the Fund (whether through the automatic reinvestment of dividends or otherwise) or substantially identical stock or securities within a 61-day period beginning 30 days before and ending 30 days after the shareholder’s sale or exchange of the shares. In such case, the shareholder’s tax basis in the shares acquired will be adjusted to reflect the disallowed loss. Capital losses may be subject to limitations on their use by a shareholder.

When a shareholder opens an account, IRS regulations require that the shareholder provide a taxpayer identification number (TIN), certify that it is correct, and certify that he, she or it is not subject to backup withholding. If a shareholder fails to provide a TIN or the proper tax certifications, the Fund is required to withhold a portion of all distributions (including dividends and capital gain distributions) and redemption proceeds paid to the shareholder. The backup withholding tax rate is 28% for amounts paid through 2012. This rate will expire and the backup withholding rate will be 31% for amounts paid after December 31, 2012, unless Congress enacts legislation providing otherwise. The Fund is also required to begin backup withholding on an account if the IRS instructs it to do so. Amounts withheld may be applied to the shareholder’s federal income tax liability and the shareholder may obtain a refund from the IRS if withholding results in an overpayment of federal income tax for such year.

Other Taxes

Dividends and distributions also may be subject to state and local taxes. Shareholders are urged to consult their tax advisers regarding the application of federal, foreign, state and local taxes to their particular situation.

The foregoing discussion relates solely to U.S. federal income tax law as applied to U.S. investors. Non-U.S. investors should consult their tax advisers concerning the tax consequences of ownership of shares of the Fund, including the possibility that distributions may be subject to a 30% U.S. withholding tax (or a reduced rate of withholding provided by an applicable treaty). However, effective for taxable years of the Fund beginning before January 1, 2012, the Fund will generally not be required to withhold tax on any amounts paid to a non-U.S. investor with respect to dividends attributable to “qualified short-term gain” (i.e., the excess of net short-term capital gain over net long-term capital loss) designated as such by the Fund and dividends attributable to certain U.S. source interest income that would not be subject to federal withholding tax if earned directly by a non-U.S. person, provided such amounts are properly designated by the Fund. The Fund may choose not to designate such amounts.

Special rules apply to foreign persons who receive distributions from the Fund that are attributable to gain from “United States real property interests” (“USRPIs”). The Code defines USRPIs to include direct holdings of U.S. real property and any interest (other than an interest solely as a creditor) in a “United States real property holding corporation.” The Code defines a United States real property holding corporation as any corporation whose USRPIs make up 50% or more of the fair market value of its USRPIs, its interests in real property located outside the United States, plus any other assets it uses in a trade or business. In general, if the Fund is a United States real property holding company (determined without regard to certain exceptions), distributions by the Fund that are attributable to (a) gains realized on the disposition of USRPIs by the Fund and (b) distributions received by the Fund from a lower-tier RIC or REIT that the Fund is required to treat as USRPI gain in its hands will retain their character as gains realized from USRPIs in the hands of the foreign persons. If the foreign shareholder holds (or has held at any time during the prior year) more than a 5% interest in a class of stock of the Fund, such distributions received by the shareholder with respect to such class of stock will be treated as gains “effectively connected” with the conduct of a “U.S. trade or business,” and subject to tax at graduated rates. Moreover, such shareholders will be required to file a U.S. income tax return for the year in which the gain was recognized and the Fund will be required to withhold 35% of the amount of such distribution. In the case of all other foreign persons (i.e., those whose interest in the Fund did not exceed 5% at any time during the prior year), the USRPI distribution will be treated as ordinary income (regardless of any designation by the Fund that such distribution is qualified short-term gain or net capital gain) and the Fund must withhold 30% (or a lower applicable treaty rate) of the amount of the distribution paid to such foreign persons.

In addition, if the Fund is a United States real property holding corporation or former United States real property holding corporation, the Fund may be required to withhold U.S. tax upon a redemption of shares by a greater-than-5% shareholder that is a foreign person, and that shareholder would be required to file a U.S. income tax return for the year of the disposition of the USRPI and pay any additional tax due on the gain. Prior to January 1, 2012, no withholding is generally required with respect to amounts paid in redemption of shares of a fund if the fund is a domestically controlled qualified investment entity, or, in certain other limited cases, if a fund (whether or not domestically controlled) substantial investments in RICs that are domestically controlled qualified investment entities.

PERFORMANCE INFORMATION

From time to time, the Trust may include general comparative information, such as statistical data regarding inflation, securities indices or the features or performance of alternative investments, in advertisements, sales literature and reports to shareholders. The Trust may also include calculations, such as hypothetical compounding examples or tax-free compounding examples, which describe hypothetical investment results in such communications. Such performance examples will be based on an express set of assumptions and are not indicative of the performance of the Fund.

From time to time, the yield and total return of the Fund may be quoted in advertisements, shareholder reports or other communications to shareholders.

FINANCIAL STATEMENTS

The Fund’s audited financial statements for the fiscal year ended October 31, 2010, including the report of Ernst & Young LLP, the independent registered public accounting firm for the Fund, are incorporated herein by reference to the Fund’s Annual Report as filed with the SEC. The Fund’s Annual and Semi-Annual Reports are available upon request and without charge. Because Class I shares are new and do not have an operating history, no financial information is available. When available, the Fund’s Annual and Semi-Annual Reports with respect to Class I shares will be available upon request and without charge.

OTHER INFORMATION

The Fund’s Prospectus and this SAI do not contain all the information included in the Registration Statement filed with the SEC under the 1933 Act with respect to the securities offered by the Trust’s Prospectus. Certain portions of the Registration Statement have been omitted from the Prospectus and this SAI pursuant to the rules and regulations of the SEC. The Registration Statement including the exhibits filed therewith, may be examined at the office of the SEC in Washington, D.C.

Statements contained in the Prospectus or in this SAI as to the contents of any contract or other document referred to are not necessarily complete. In each instance reference is made to the copy of such contract or other document filed as an exhibit to the Registration Statement of which the Prospectus and this SAI forms a part. Each such statement is qualified in all respects by such reference.

APPENDIX A

PROXY VOTING POLICIES AND PROCEDURES

1.	Aston Funds

2.	Herndon Capital Management, LLC

ASTON FUNDS

PROXY VOTING POLICIES AND PROCEDURES

1.          Definitions.

“Sub-Adviser” shall mean any investment adviser hired to implement and oversee the investment program of a respective Fund through a sub-investment advisory agreement with Aston. The term includes all sub-advisers to the Funds.

“Sub-Advisers’ Proxy Voting Policies and Procedures” shall mean the Proxy Voting Policies and Procedures of each Sub-Adviser, as amended from time to time.

“Board” shall mean the Board of Trustees of Aston Funds.

“Fund” shall mean a series of Aston Funds.

“Fund Management” shall mean the Chairman of the Board of Trustees, Chief Executive Officer or Chief Financial Officer of Aston Funds.

“Trust” shall mean Aston Funds.

2.          Delegation of Proxy Voting Authority. The Trust has delegated to the applicable Sub-Adviser responsibility for voting all proxies for which a Fund is entitled to vote in accordance with the Proxy Voting Policies and Procedures of each Sub-Adviser, and each Sub-Adviser has accepted such delegation. Each Sub-Adviser shall provide the Board with a copy of its Proxy Voting Policies and Procedures and such other information that the Board deems necessary.

3.          Limitations on the Advisers’ Responsibilities.

(i)         Limited Value. Each Sub-Adviser may abstain from voting a Fund proxy if it concludes that the Fund’s economic interests or the value of the portfolio holding is indeterminable or insignificant.

(ii)        Unjustifiable Costs. Each Sub-Adviser may abstain from voting a Fund proxy for cost reasons (e.g., cost associated with voting proxies of non-U.S. securities). In accordance with the Sub-Adviser’s duties, it shall weigh the costs and benefits of voting proxy proposals relating to foreign securities and shall make an informed decision with respect to whether voting a given proxy proposal is prudent. The Sub-Adviser’s decision shall take into account the effect that the Fund’s vote, either by itself or together with other votes, is expected to have on the value of the Fund’s investment and whether this expected effect would outweigh the cost of voting.

(iii)       Fund Restrictions. Each Sub-Adviser shall vote Fund proxies in accordance with any applicable investment restrictions of the affected Fund.

(iv)      Board Direction. Notwithstanding the foregoing delegation to the Sub-Advisers, the Board may from time to time direct a Sub-Adviser to vote a Fund’s proxies in a manner that is different from the guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures. After its receipt of any such direction, the Sub-Adviser shall follow any such direction for proxies received after its receipt of such direction.

4.          Subdelegation. Each Sub-Adviser may delegate its responsibilities under these Proxy Voting Policies and Procedures to a third party, provided that no such delegation shall relieve the Sub-Adviser of its responsibilities hereunder and the Sub-Adviser shall retain final authority and fiduciary responsibility for proxy voting. If a Sub-Adviser delegates such responsibilities, the Sub-Adviser shall monitor the delegate’s compliance with these Proxy Voting Policies and Procedures.

5.          Proxy Voting Expense. Each Sub-Adviser shall bear all expenses associated with voting its proxies and complying with applicable laws related to voting proxies (including expenses associated with engaging third parties to vote a Fund’s proxies. Each Fund shall promptly reimburse the applicable Sub-Adviser for any out-of-pocket expenses incurred by such Sub-Adviser in performing services related to Institutional Shareholder Services, Inc. maintaining a Fund’s proxy voting records or filings on Form N-PX.

6.          Conflicts of Interest. Each Sub-Adviser shall follow the Conflict of Interest provisions set forth in its Proxy Voting Policies and Procedures. Until such time as each Sub-Adviser’s Proxy Voting Policies and Procedures address conflicts of interest, each Sub-Adviser shall comply with the following procedures: the Sub-Adviser shall review each Fund proxy to assess the extent, if any, to which there may be a material conflict between the interests of the applicable Fund on the one hand and the Sub-Adviser and its affiliates, directors, officers, employees (and other similar persons) on the other hand (a “potential conflict”). The Sub-Adviser shall perform this assessment on a proposal-by-proposal basis and a potential conflict with respect to one proposal in a proxy shall not indicate that a potential conflict exists with respect to any other proposal in such proxy. If the Sub-Adviser determines that a potential conflict may exist, it shall promptly report the matter to Fund Management. Fund Management shall determine whether a potential conflict exists and is authorized to resolve any such conflict in a manner that is in the collective best interests of the applicable Fund and Sub-Adviser’s other clients (excluding any client that may have a potential conflict). Without limiting the generality of the foregoing, Fund Management may resolve a potential conflict in any of the following manners:

(i)         If the proposal that gives rise to a potential conflict is specifically addressed in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures, Fund Management may direct the Sub-Adviser to vote the proxy in accordance with the pre-determined policies and guidelines set forth in the Sub-Adviser’s Proxy Voting Policies and Procedures; provided that such pre-determined policies and guidelines involve little discretion on the part of the Sub-Adviser;

(ii)        Fund Management may disclose the potential conflict to the Board and obtain the Board’s consent before directing the Sub-Adviser to vote in the manner approved by the Board;

(iii)      Fund Management may direct the Sub-Adviser to engage an independent third-party to determine how the proxy should be voted; or

(iv)      Fund Management may direct the Sub-Adviser to establish an ethical wall or other informational barriers between the person(s) that are involved in the potential conflict and the person(s) making the voting decision in order to insulate the potential conflict from the decision maker.

Each Sub-Adviser shall use commercially reasonable efforts to determine whether a potential conflict may exist, and a potential conflict shall be deemed to exist if and only if one or more of the Sub-Adviser’s senior account representatives actually knew or reasonably should have known of the potential conflict.

7.          Approval of Material Changes. Any material changes to the Trust’s Proxy Voting Policies and Procedures shall be promptly submitted to the Board for approval. Any material changes in the applicable Sub-Adviser’s Proxy Voting Policies and Procedures shall be reported to the Board at the next quarterly meeting following such changes.

8.          Reports to the Board. At each quarterly meeting of the Board, each Sub-Adviser shall submit a report to the Board (Exhibit A) describing:

(i)         any issues arising under these Proxy Voting Policies and Procedures since the last report to the Board and the resolution of such issues, including but not limited to, information about conflicts of interest not addressed in such Policies and Procedures; and

(ii)        any proxy votes taken by the Sub-Adviser on behalf of the Funds since the last report to the Board which were exceptions from the Sub-Adviser’s Proxy Voting Policies and Procedures and the reasons for any such exceptions.

In addition, no less frequently than annually, Fund Management shall furnish to the Board, and the Board shall consider, a written report identifying any recommended changes in existing policies based upon the Sub-Advisers’ experience under these Proxy Voting Policies and Procedures and each Sub-Adviser’s Proxy Voting Policies and Procedures, evolving industry practices and developments in applicable laws or regulations.

9.          Maintenance of Records. Each Sub-Adviser shall maintain at its principal place of business the records required to be maintained by the applicable Fund with respect to proxies by the Investment Company Act of 1940, as amended, and the Investment Advisers Act of 1940, as amended, in accordance with the requirements and interpretations thereof. Each Sub-Adviser must maintain proxy statements that it receives regarding Fund securities, but need not to the extent that such proxy statements are available on the SEC’s EDGAR system. The Sub-Advisers may also rely upon a third party to maintain certain records required to be maintained by the Advisers Act and 1940 Act. Each Sub-Adviser shall maintain and provide such records to the Fund in a mutually agreeable format for filing by the Fund on Form N-PX. Each Adviser acknowledges that the records maintained under the 1940 Act are the property of the Fund and agrees to transfer such records to the Fund upon request.

Adopted: November 30, 2006

Amended: September 30, 2007

Amended: September 30, 2010

HERNDON CAPITAL MANAGEMENT, LLC

PROXY VOTING POLICY

Herndon Capital Management, LLC (“Herndon Cap”) has a fiduciary obligation to, at all times, place the best interest of advisory clients (e.g. plan participants and beneficiaries) as the sole consideration when voting proxies of portfolio companies. Herndon Cap has retained Proxy Governance, Inc. (“PGI”) for proxy voting services. PGI will analyze the voting issues and carry out the actual voting process in accordance with its guidelines which have been agreed to by Herndon Cap’s Proxy Committee. Proxy issues receive consideration based on all relevant facts and circumstances.

Some accounts for which Herndon Cap is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide Herndon Cap with a plan document that expressly precludes Herndon Cap from voting proxies or include in the contract that Herndon Cap will not vote their proxies. In the absence of such documentation Herndon Cap has the legal responsibility and the obligation to vote for its accounts, and will do so through PGI.

Proxy Committee. Herndon Cap has established a Proxy Committee. The Proxy Committee considers its fiduciary responsibility to all clients when addressing proxy issues. The Proxy Committee has reviewed and agreed with PGI’s proxy voting guidelines and instructed them to vote on Herndon Cap’s behalf in accordance with those guidelines for Herndon Cap’s clients. As PGI amends their guidelines the Proxy Committee will review and based on the agreement of the terms will provide PGI voting instruction.

Herndon Cap provides PGI with the list of accounts and their holdings monthly to ensure that PGI has record of the clients and their holdings for proxy purposes.

The Proxy Committee meets at least annually to review any guideline changes from PGI, should any exist.

In compliance with the U. S. Department of Labor, the Director of Operations maintains applicable records regarding proxy voting for accounts. The Director of Operations can access a report online on any given day. Any voting decision that may require a deviation from the standard policies will be deferred to the Proxy Committee from PGI for further analysis and a final decision. In these rare situations, outside legal counsel may be sought for additional guidance, and reasons for such action will be noted in the committee’s “special” meeting minutes.

ERISA Accounts. It is Herndon Cap’s policy to fully comply with ERISA requirements regarding proxy voting. Some ERISA accounts for which Herndon Cap is investment manager may wish to retain responsibility for proxy voting or to assign that responsibility to a different investment manager. Such accounts must either provide Herndon Cap with a plan document that expressly precludes Herndon Cap from voting proxies or include in the client agreement that Herndon Cap will not vote proxies on their behalf. In the absence of such documentation Herndon Cap has the legal responsibility and the obligation to vote for its ERISA accounts.

Material Conflicts. Regardless of material conflict, Herndon Cap through PGI will, at all times, vote in the best interest of the client.

Criteria. PGI on behalf of Herndon Cap votes proxies related to securities held by clients in a manner solely in the interest of the client, which is in accordance with written PGI guidelines. Proxy votes generally will be cast in favor of proposals that maintain or strengthen the shared interest of shareholders and management, increase shareholder value, maintain or increase shareholder influence over the issuer’s board of directors and management, and maintain or increase the rights of shareholders; proxy votes generally will be cast against proposals having the opposite effect. In voting on each and every issue, PGI shall vote in the prudent and diligent fashion and only after a careful evaluation of the issue presented on the ballot.

Checks and Balances. Periodically, Herndon Cap will:

1.          Spot check to verify that proxies received have been voted in a manner consistent with the Proxy Voting Policies and Procedures and the guidelines (if any) issued by the client, or in the case of an employee benefit plan, the plan’s trustee or other fiduciaries;

2.          Provide a proxy voting report to those clients that request it; in a manner consistent with the client’s request, which may vary.

Herndon Cap through PGI will provide investment company clients with the information necessary to comply with filing requirements of Form N-PX on a timely basis.

PART C:  OTHER INFORMATION

ITEM 28. EXHIBITS.

(a)	(1)	Trust Instrument dated September 10, 1993 is incorporated herein by reference to Post-Effective Amendment No. 8 to the Registration Statement as filed on April 16, 1996.

	(2)

State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998 is incorporated herein by reference to Exhibit (a)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(3)

State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001 is incorporated herein by reference to Exhibit (a)(3) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(4)

State of Delaware Certificate of Amendment to Certificate of Trust dated November 29, 2006 is incorporated herein by reference to Exhibit (a)(4) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(b)	(1)	Amended and Restated By-Laws dated July 8, 2010 are incorporated herein by reference to Exhibit (b)(4) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

(c)	Not applicable.

(d)	(1)

Investment Advisory Agreement dated April 15, 2010 between the Trust and Aston Asset Management, LP is incorporated herein by reference to Exhibit (d)(1) to Post-Effective Amendment No. 112 to the Registration Statement as filed on August 30, 2010.

	(2)	Revised Schedules A and B to the Investment Advisory Agreement between the Trust and Aston Asset Management, LP is filed herewith as Exhibit (d)(2).

	(3)

Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and ABN AMRO Asset Management, Inc. (currently known as Fortis Investment Management USA, Inc.) is incorporated herein by reference to Exhibit (d)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(4)

Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

	(5)

Revised Schedule A to the Sub-Investment Advisory Agreement dated December 20, 2007 between Aston Asset Management LLC and Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (d)(4) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

	(6)

Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and Tasho Investment, LLC (to be renamed TAMRO Capital Partners, LLC) is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 96 to the Registration Statement as filed on February 28, 2008.

(7)

Amendment to Sub-Investment Advisory Agreement dated June 30, 2007 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(8)

Amendment to Sub-Investment Advisory Agreement dated December 18, 2009 between Aston Asset Management LLC and TAMRO Capital Partners, LLC (formerly known as Tasho Investment, LLC) is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(9)

Sub-Investment Advisory Agreement dated October 17, 2007 between Aston Asset Management LLC and Veredus Asset Management LLC is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(10)

Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(10) to Post-Effective Amendment No. 121 to the Registration Statement as filed on December 29, 2010.

(11)

Revised Schedule A to the Sub-Investment Advisory Agreement dated December 29, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(11) to Post-Effective Amendment No. 121 to the Registration Statement as filed on December 29, 1010.

(12)

Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated herein by reference to Exhibit (d)(7) to Post-Effective Amendment No. 74 to the Registration Statement as filed on November 30, 2006.

(13)

Revised Schedule B dated March 1, 2007 to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and MFS Institutional Advisors Inc. is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 81 to the Registration Statement as filed May 9, 2007.

(14)

Sub-Investment Advisory Agreement dated November 30, 2006 between Aston Asset Management LLC and Optimum Investment Advisors LP is incorporated herein by reference to Exhibit (d)(8) to Post-Effective Amendment No. 74 to the Registration Statement as filed November 30, 2006.

(15)

Revised Schedule B to the Sub-Investment Advisory Agreement between Aston Asset Management LLC and Optimum Investment Advisors, LLC is incorporated herein by reference to Exhibit (d)(16) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(16)

Sub-Investment Advisory Agreement dated December 3, 2008 between Aston Asset Management LLC and Taplin, Canida, and Habacht, LLC is incorporated herein by reference to Exhibit (d)(18) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

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(17)

Sub-Investment Advisory Agreement dated July 20, 2007 between Aston Asset Management LLC and Neptune Investment Management Limited is incorporated herein by reference to Exhibit (d)(25) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(18)

Sub-Investment Advisory Agreement dated September 7, 2007 between Aston Asset Management LLC and Cardinal Capital Management L.L.C. is incorporated herein by reference to Exhibit (d)(20) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(19)

Sub-Investment Advisory Agreement dated November 1, 2007 between Aston Asset Management LLC and Baring International Investment Limited is incorporated herein by reference to Exhibit (d)(23) to Post-Effective Amendment No. 96 as filed on February 28, 2008.

(20)

Sub-Investment Advisory Agreement between Aston Asset Management LLC and New Century Capital Management, LLC is incorporated herein by reference to Exhibit (d) (24) to Post-Effective Amendment No. 99 to the Registration Statement as filed on June 13, 2008.

(21)

Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Smart Portfolios, LLC is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 113 as filed on September 1, 2010.

(22)

Sub-Investment Advisory Agreement dated June 1, 2009 between Aston Asset Management LLC and M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (d)(21) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(23)

Sub-Investment Advisory Agreement dated March 30, 2009 between Aston Asset Management and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(22) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(24)

Amendment to Sub-Investment Advisory Agreement dated March 30, 2009 between Aston Asset Management and Lake Partners, Inc. is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(25)

Sub-Investment Advisory Agreement dated December 21, 2009 between Aston Asset Management LLC and Fasciano Associates, LLC is incorporated herein by reference to Exhibit (d)(24) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(26)

Sub-Investment Advisory Agreement dated April 15, 2010 between Aston Asset Management, LP and Herndon Capital Management, LLC is incorporated herein by reference to Exhibit (d)(26) to Post-Effective Amendment No. 119 to the Registration Statement as filed on December 27, 2010.

(27)	Sub-Investment Advisory Agreement dated October 20, 2010 between Aston Asset Management, LP and Crosswind Investments, LLC to be filed by amendment.

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	(28)	Sub-Investment Advisory Agreement dated November 15, 2010 between Aston Asset Management, LP and Singer Partners, LLC to be filed by amendment.

(29)

Sub-Investment Advisory Agreement dated December 27, 2010 between Aston Asset Management, LP and River Road Asset Management, LLC is incorporated herein by reference to Exhibit (d)(29) to Post-Effective Amendment No. 120 to the Registration Statement as filed on December 28, 2010.

(e)	(1)

Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

(2)

Amended Schedule A to the Distribution Agreement between ABN AMRO Funds (currently known as Aston Funds) and ABN AMRO Distribution Services (USA), Inc. is incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 36 to the Registration Statement filed on December 28, 2001.

	(3)	Amendment No. 1 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(3) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(4)	Amendment No. 2 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(4) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

	(5)	Amendment No. 3 to Distribution Services Agreement is incorporated herein by reference to Exhibit (e)(5) to Post-Effective Amendment No. 47 to the Registration Statement filed on February 28, 2003.

(6)

Distribution Agreement between Aston Funds and BNY Mellon Distributors Inc is incorporated herein by reference to Exhibit (e)(7) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

	(7)	Revised Schedule A to the Distribution Agreement is filed herewith as Exhibit (e)(7).

	(8)	Form of Selling/Services Agreement for Aston Funds is incorporated herein by reference to Exhibit (e)(8) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010

	(9)	ABN AMRO Assignment Agreement is incorporated herein by reference to Exhibit (e)(9) to Post-Effective Amendment No. 74 to the Registration Statement filed on November 30, 2006.

(10)

Mutual Fund Service Agent Agreement for Wrap Processing is incorporated herein by reference to Exhibit (e)(13) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(f)	Not applicable.

4

(g)	(1)

Custodian Services Agreement dated May 5, 2003 by and between PFPC Trust Company and ABN AMRO Funds (currently known as Aston Funds) is incorporated herein by reference to Exhibit (g)(9) to Post-Effective Amendment No. 49 as filed on June 30, 2003.

	(2)	Amendment to the Custodian Services Agreement is incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

	(3)	Revised Exhibit A to the Custodian Services Agreement is filed herewith as Exhibit (g)(3).

	(4)

Russian Addendum to the Custodian Services Agreement for Aston/Barings International Fund is incorporated herein by reference to Exhibit (g)(4) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(5)

Russian Addendum to the Custodian Services Agreement for Aston/Neptune International Fund is incorporated herein by reference to Exhibit (g)(5) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

	(6)

Amendment to the Custodian Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (g)(6) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(h)	(1)

Transfer Agency Services Agreement between Alleghany Funds (currently known as Aston Funds) and PFPC, Inc. (currently known as PNC Global Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(2)

Amendment No. 1 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

	(3)	Amendment No. 2 to the Transfer Agency Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

	(4)

Amendment No. 3 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(5)

Amendment No. 4 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

	(6)

Amendment No. 5 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(6) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

5

(7)

Amendment No. 6 to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(7) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(8)

Compliance Support Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference as Exhibit (h)(9) to Post-Effective Amendment No. 55 to the Registration Statement as filed on December 29, 2004.

(9)

Anti-Money Laundering and Privacy Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(10)

Customer Identification Services Amendment to Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(11)	Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(12) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(12)

Section 312 Foreign Financial Institution Amendment to the Transfer Agency Services Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 76 to the Registration Statement as filed on December 22, 2006.

(13)	Revised Exhibit A to the Transfer Agency Services Agreement is filed herewith as Exhibit (h)(13).

(14)

Amendment to the Transfer Agency Services Agreement dated December 18, 2009 is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(15)

Amendment to Transfer Agency Agreement Regarding Red Flag Services is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(16)

Administration Agreement between Alleghany Funds (currently known as Aston Funds) and Alleghany Investment Services, Inc. dated June 7, 1999, is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 17 to the Registration Statement as filed on June 28, 1999.

(17)	Amendment No. 1 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(18)	Amendment No. 2 to the Administration Agreement is incorporated herein by reference to Exhibit (h) to Post-Effective Amendment No. 24 to the Registration Statement as filed on December 29, 2000.

(19)	Amendment No. 3 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(9) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

6

(20)	Amendment No. 4 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(10) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

(21)	Amendment No. 5 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(13) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(22)	Amendment No. 6 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(14) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(23)	Amendment No. 7 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(15) to Post-Effective Amendment No. 47 to the Registration Statement as filed on February 28, 2003.

(24)	Amendment No. 8 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(19) to Post-Effective Amendment No. 50 to the Registration Statement as filed on December 30, 2003.

(25)	Amendment No. 9 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(20) to Post-Effective Amendment No. 51 to the Registration Statement as filed on February 27, 2004.

(26)	Amendment No. 10 to the Administration Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(27)	Revised Schedule C to the Administration Agreement is filed herewith as Exhibit (h)(27).

(28)

Sub-Administration and Accounting Services Agreement between Alleghany Investment Services Inc. and PFPC Inc. (currently known as BNY Mellon Investment Servicing (U.S.) Inc.), dated April 1, 2000, is incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(29)

Amendment No. 1 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(5) to Post-Effective Amendment No. 22 to the Registration Statement as filed on June 30, 2000.

(30)

Amendment No. 2 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Post-Effective Amendment No. 26 to the Registration Statement as filed on March 1, 2001.

(31)

Amendment No. 3 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(24) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(32)

Amendment No. 4 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(25) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

7

(33)

Amendment No. 5 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(26) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(34)

Amendment No. 6 to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(27) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(35)

Amendment to Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(29) to Post-Effective Amendment No. 56 to the Registration Statement as filed on February 25, 2005.

(36)

Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 58 to the Registration Statement as filed on June 23, 2005.

(37)

Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(35) to Post-Effective Amendment No. 102 to the Registration Statement as filed on February 27, 2009.

(38)

Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 104 to the Registration Statement as filed on October 5, 2009.

(39)

Revised Schedule B to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(36) to Post-Effective Amendment No. 97 to the Registration Statement as filed on February 28, 2008.

	(40)	Exhibit A to the Sub-Administration and Accounting Services Agreement is filed herewith as Exhibit (h)(40).

(41)

Amendment to the Sub-Administration and Accounting Services Agreement is incorporated herein by reference to Exhibit (h)(41) to Post-Effective Amendment No. 108 to the Registration Statement as filed on February 26, 2010.

(i)	Opinion of Vedder Price P.C. is filed herewith as Exhibit (i).

(j)	Consent of Ernst & Young LLP is filed herewith as Exhibit (j).

(k)	Not applicable.

(l)	Not applicable.

(m)	(1)

Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(1) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

(2)

Amended Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

8

	(3)

Distribution and Services Plan dated June 21, 2001, and amended December 20, 2001 and March 21, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)

Revised Schedule A to Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 120 to the Registration Statement as filed on December 28, 2010.

	(5)

Distribution and Services Plan dated June 20, 2002, pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(6)

Amended and Restated Distribution and Services Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(2) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(7)

Amended and Restated Distribution and Plan pursuant to Rule 12b-1 is incorporated herein by reference to Exhibit (m)(10) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

(n)	(1)	18f-3 plan is incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 33 to the Registration Statement as filed on September 21, 2001.

	(2)	Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(2) to Post-Effective Amendment No. 36 to the Registration Statement as filed on December 28, 2001.

	(3)	Amended Schedule A to 18f-3 Plan is incorporated herein by reference to Exhibit (n)(3) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(4)	Amended Multiple Class Plan Pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(4) to Post-Effective Amendment No. 43 to the Registration Statement as filed on July 3, 2002.

	(5)	Amended Multiple Class Plan pursuant to Rule 18f-3 is incorporated herein by reference to Exhibit (n)(5) to Post-Effective Amendment No. 45 to the Registration Statement as filed on October 28, 2002.

	(6)	Amended Schedule A to the 18f-3 Plan is incorporated herein by reference to Exhibit (n)(6) to Post-Effective Amendment No. 120 to the Registration Statement as filed on December 28, 2010.

(o)	(1)	Power of Attorney dated June 24, 2010 is incorporated herein by reference to Exhibit (o)(1) to Post-Effective Amendment No. 111 to the Registration Statement as filed on August 6, 2010.

(p)	(1)

Amended Code of Ethics of Todd-Veredus Asset Management LLC is incorporated herein by reference to Exhibit (p)(1) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

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(2)	Code of Ethics of Aston Funds is incorporated herein by reference to Exhibit (p)(2) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

(3)	Amended MFS Investment Management Code of Ethics is incorporated herein by reference to Exhibit (p)(3) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(4)

Code of Ethics of Fortis Investment Management USA, Inc. is incorporated herein by reference to Exhibit (p)(4) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(5)

Amended Code of Ethics of Optimum Investment Advisors is incorporated herein by reference to Exhibit (p)(11) to Post-Effective Amendment No. 55 to the Registration Statement as filed on December 29, 2004.

(6)

Amended Code of Ethics of River Road Asset Management, LLC is incorporated herein by reference to Exhibit (p)(6) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(7)

Amended Code of Ethics of Aston Asset Management, LP is incorporated herein by reference to Exhibit (p)(7) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

(8)

Amended Code of Ethics of Taplin, Canida & Habacht, Inc. is incorporated herein by reference to Exhibit (p)(8) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(9)

Code of Ethics of Neptune Investment Management Limited is incorporated herein by reference to Exhibit (p)(12) to Post-Effective Amendment No. 84 to the Registration Statement as filed on July 31, 2007.

(10)

Code of Ethics of Cardinal Capital Management, L.L.C. is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 89 to the Registration Statement as filed on October 31, 2007.

(11)

Code of Ethics of Baring International Investment Limited incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 89 to the Registration Statement as filed on October 31, 2007.

(12)

Code of Ethics of New Century Capital Management, LLC is incorporated herein by reference to Exhibit (p)(18) to Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(13)	Code of Ethics of Smart Portfolios, LLC is incorporated herein by reference to Exhibit (p)(19) to Post-Effective Amendment No. 91 to the Registration Statement as filed on December 31, 2007.

(14)

Code of Ethics of M.D. Sass Investors Services, Inc. is incorporated herein by reference to Exhibit (p)(14) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

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(15)

Amended Code of Ethics of TAMRO Capital Partners, LLC is incorporated herein by reference to Exhibit (p)(15) to Post-Effective Amendment No. 106 to the Registration Statement as filed on December 30, 2009.

(16)

Amended Code of Ethics and Standards of Practice of Montag & Caldwell, Inc. is incorporated herein by reference to Exhibit (p)(16) to Post-Effective Amendment No. 100 to the Registration Statement as filed on December 30, 2008.

(17)	Code of Ethics of Lake Partners, Inc. is incorporated herein by reference to Exhibit (p)(17) to Post-Effective Amendment No. 103 to the Registration Statement as filed on March 30, 2009.

(18)	Code of Ethics of Herndon Capital Management, LLC is incorporated by reference to Exhibit (p)(19) to Post-Effective Amendment No. 110 to the Registration Statement as filed on March 29, 2010.

(19)	Code of Ethics of Crosswind Investments, LLC is incorporated herein by reference to Exhibit (p)(20) to Post-Effective Amendment No. 116 to the Registration Statement as filed on October 20, 2010.

(20)	Code of Ethics of Singer Partners, LLC is incorporated herein by reference to Exhibit (p)(21) to Post-Effective Amendment No. 118 to the Registration Statement as filed on November 15, 2010.

ITEM 29. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

None.

ITEM 30. INDEMNIFICATION.

Section 10.2 of the Registrant’s Trust Instrument provides as follows:

10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

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The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

Section 10.3 of the Registrant’s Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees’ and officers’ liability policy covering certain types of errors and omissions.

ITEM 31. BUSINESS AND OTHER CONNECTIONS OF ADVISERS.

A. ASTON ASSET MANAGEMENT, LP

Aston Asset Management, LP (formerly, Aston Asset Management LLC) (“Aston”) is a registered investment adviser providing investment management services to the Registrant.

The directors and officers of Aston are set forth below. To the knowledge of the Registrant, unless so noted, none of these individuals is or has been at any time during the past two fiscal years engaged in any other business, profession, vocation or employment of a substantial nature.

The information required by this Item 26 with respect to any other business, profession, vocation or employment of a substantial nature engaged in by directors and officers of Aston during the past two years is incorporated by reference to Form ADV filed by Aston pursuant to the Investment Advisers Act of 1940 (SEC File Nos. 801-71598 and 801-66837).

ITEM 32.	PRINCIPAL UNDERWRITER.

Item 32. Principal Underwriter

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(a)	BNY Mellon Distributors Inc. (“the Distributor”) is registered with the Securities and Exchange Commission as a broker-dealer and is a member of the FINRA. As of February 1, 2011, the Distributor acted as principal underwriter for the following investment companies:

Aston Funds

E.I.I. Realty Securities Trust

FundVantage Trust

GuideStone Funds

Highland Floating Rate Fund

Highland Floating Rate Advantage Fund

Highland Funds I

The Industry Leaders Fund

Kalmar Pooled Investment Trust

Matthews International Funds, dba Matthews Asia Funds

Metropolitan West Funds

The Motley Fool Funds Trust

New Alternatives Fund, Inc.

Old Westbury Funds, Inc.

The RBB Fund, Inc.

Stratton Multi-Cap Fund, Inc.

Stratton Real Estate Fund, Inc.

The Stratton Funds, Inc.

The Torray Fund

(b)	The Distributor is a Massachusetts corporation located at 760 Moore Road, King of Prussia, PA 19406. The Distributor is a wholly-owned subsidiary of BNY Mellon Distributors Holdings Inc. a wholly-owned subsidiary of The Bank of New York Mellon Corporation, a publicly traded company.

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The following is a list of the directors and executive officers of the Distributor:

Board of Directors

Name	Position
Michael DeNofrio	Director
Steven Turowski	Director
John F. Fulgoney	Director
Dennis J. Westley	Director

Officers

Name	Position(s) with Distributor
John F. Fulgoney	President and Chief Executive Officer
Bruno Di Stefano	Vice President
Susan K. Moscaritolo	Vice President, Secretary and Clerk
Matthew O. Tierney	Treasurer and Financial Operations Principal, Chief Financial Officer
Felicia Antonio	Chief Compliance Officer
Jodi Jamison	Chief Legal Officer
Ellen C. Krause	Chief Risk Officer
Maria C. Schaffer	Controller and Assistant Treasurer
John J. Munera	Anti-Money Laundering Officer
Ronald Berge	Assistant Vice President
Dianna A. Stone	Assistant Secretary and Assistant Clerk
Kevin D. Peterson	Assistant Treasurer – Tax
Gary E. Abbs	Assistant Treasurer – Tax
Joanne S. Huber	Assistant Treasurer – Tax
Barbara J. Parrish	Assistant Secretary
Mary Lou Olinski	Assistant Secretary
Cristina Rice	Assistant Secretary

(c)	Not Applicable

ITEM 33. LOCATION OF ACCOUNTS AND RECORDS.

All records described in Section 31(a) of the 1940 Act and the rules promulgated thereunder, are maintained at the following locations:

Adviser

Aston Asset Management, LP, 120 N. LaSalle Street, 25th Floor, Chicago, Illinois 60602

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Subadvisers

Fortis Investment Management USA, Inc. 75 State Street, Boston, Massachusetts 02109

Optimum Investment Advisors LLC, 100 South Wacker Drive, Chicago, IL 60606

MFS Institutional Advisors Inc., 500 Boylston Street, Boston, Massachusetts 02116

Montag & Caldwell, LLC, 3455 Peachtree Road, N.E., Suite 1200 Atlanta, GA 30326

Todd-Veredus Asset Management LLC, National City Tower, 101 South Fifth Street, Suite 3100, Louisville, KY 40202

TAMRO Capital Partners, LLC, 1660 Duke Street, Alexandria, VA 22314

River Road Asset Management, LLC, Meidinger Tower, Suite 1600, 462 South Fourth Street, Louisville, Kentucky 40202

Taplin, Canida & Habacht, LLC, 1001 Brickell Bay Dr., Suite 2100, Miami, FL 33131

Neptune Investment Management Limited, 1 Hammersmith Grove, London W6 ONB

Cardinal Capital Management, L.L.C., One Greenwich Office Park, Greenwich, CT 06831

Baring International Investment Limited, 155 Bishopsgate, London, England EC2M 3XY

New Century Capital Management, LLC, 36 South Washington Street, Hinsdale, Illinois 60521

Smart Portfolios, LLC, 17865 Ballinger Way NE, Lake Forest Park, Washington 98155

M.D. Sass Investors Services, Inc., 1185 Avenue of the Americas, 18th Floor, New York, New York 10036

Lake Partners, Inc., 24 Field Point Road, Greenwich, Connecticut 06830

Herndon Capital Management, LLC, 100 Auburn Avenue, Suite 300, Atlanta, Georgia 30303

Crosswind Investments, LLC, Two International Place, Boston, Massachusetts 02110

Singer Partners, LLC, 914 Green Bay Road, Suite 200, Winnetka, Illinois 60093

Custodian

PFPC Trust Company, 8800 Tinicum Boulevard, Philadelphia, PA, 19153

Sub-Administrator and Transfer, Redemption, Dividend Disbursing and Accounting Agent

BNY Mellon Investment Servicing (US), Inc. (formerly, PNC Global Investment Servicing (U.S.) Inc.), 4400 Computer Drive, Westborough, MA 01581 and 201 Washington Street, Boston, MA 02109.

Distributor

BNY Mellon Distributors, Inc. (formerly, PFPC Distributors, Inc.), 760 Moore Road, King of Prussia, PA 19406

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ITEM 34. MANAGEMENT SERVICES.

Not Applicable.

ITEM 35. UNDERTAKINGS.

Not Applicable.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant, Aston Funds, certifies that it meets all of the requirements for the effectiveness of this post-effective amendment to its Registration Statement under rule 485(b) under the Securities Act of 1933 and has duly caused this post-effective amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago, the State of Illinois on the 25th day of February, 2011.

ASTON FUNDS (formerly known as ABN AMRO Funds)

By:	/s/ Stuart D. Bilton
Stuart D. Bilton, Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the Registration Statement of Aston Funds has been signed below by the following persons in the following capacity and on the 25th day of February, 2011.

Signature	Capacity	Date

Jack W. Aber*	Trustee
Jack W. Aber

Stuart D. Bilton*	Trustee
Stuart D. Bilton

William E. Chapman, II*	Independent Chairman, Trustee
William E. Chapman, II

Edward J. Kaier*	Trustee
Edward J. Kaier

Jeffrey S. Murphy*	Trustee
Jeffrey S. Murphy

Gregory T. Mutz*	Trustee
Gregory T. Mutz

Steven J. Paggioli*	Trustee
Steven J. Paggioli

Eric P. Rakowski*	Trustee
Eric P. Rakowski

Robert B. Scherer*	Trustee
Robert B. Scherer

Thomas R. Schneeweis*	Trustee
Thomas R. Schneeweis

/s/ Stuart D. Bilton	Chief Executive Officer	February 25, 2011
Stuart D. Bilton

/s/ Laura M. Curylo	Chief Financial Officer and Treasurer	February 25, 2011
Laura M. Curylo

/s/ Laura M. Curylo	Attorney-in-Fact	February 25, 2011
Laura M. Curylo

*Signed by Laura M. Curylo pursuant to a Power of Attorney filed previously filed as Exhibit (o)(1) of Post-Effective Amendment No. 111 to the Registration Statement filed on August 6, 2010.

EXHIBIT INDEX

(d)(2)	Revised Schedule A and B to the Investment Advisory Agreement

(e)(7)	Revised Schedule A to the Distribution Agreement

(g)(3)	Revised Exhibit A to the Custodian Services Agreement

(h)(13)	Revised Exhibit A to the Transfer Agency Services Agreement

(h)(27)	Revised Schedule C to the Administration Agreement

(h)(40)	Revised Exhibit A to the Sub-Administration and Accounting Services Agreement

(i)	Opinion of Vedder Price P.C.

(j)	Consent of Ernst & Young LLP